UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices)

U.S. Bank Global Fund Services
811 E Wisconsin Ave
Milwaukee, WI 53202
(Name and address of agent for service)

(908)-897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)
ETFMG Travel Tech ETF

AWAY

ETFMG 2x Daily Travel Tech ETF

AWYX

Semi-Annual Report

March 31, 2022

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG TM ETFs

March 31, 2022 (Unaudited)

ETFMG TM ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

Performance Overview

During the 6-month period ended March 31, 2022, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 6.94%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 2.81%. Below is a performance overview for each fund for the same 6-month period.

ETFMG Travel Tech ETF (AWAY)

The ETFMG Travel Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Travel Technology Index NTR (the “Index”).

Over the fiscal period, the total return for the Fund was -16.22%, while the total return the for the Index was -15.79%. The best performers in the Fund, on the basis of contribution to return, were Expedia Group Inc, Sabre Corp, Edreams Odigeo Sl, Despegar.Com Corp and Airbnb Inc-Class A, while the worst performers were Didi Global Inc, Trip.Com Group Ltd-Adr, Tongcheng Travel Holdings Lt, Lyft Inc-A, Travelsky Technology Ltd-H and Siteminder Ltd.

At the end of the reporting period, the Fund saw an average approximate allocation of 62.25% to Consumer Discretionary, 16.29% to Information Technology and 13.55% to Industrials. The portfolio securities of the Fund were exposed predominately to the United States at 34.25%, 11.98% to Canada and 11.34% to Australia.

ETFMG 2x Daily Travel Tech ETF (AWYX)

Operational Review

The discussion below relates to the performance of the ETFMG 2x Daily Travel Tech ETF (“AWYX” or the “ETF”) for the period from October 1, 2021 to March 31, 2022. The ETF is leveraged and seeks daily investment results, before fees and expenses, of 200% of the performance of the Index.

The ETF, as stated above, seeks daily investment results. It does not seek to track a multiple of the Index for periods of longer than one day and the performance of the ETF over longer periods may not correlate to the Index performance. The ETF should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

AWYX attempts to provide investment results that correlate to 200% of the return of the Index, meaning AWYX attempts to move in the same direction as the Index. In seeking to achieve the ETF’s daily investment results, ETF Managers Group LLC (the “Adviser”) relies upon quantitative analysis to generate orders resulting in repositioning the ETF’s investments in accordance with its daily investment objective. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with the ETF’s objective. As a consequence, if the ETF is performing as designed, the return of the Index will dictate the return for the ETF. The ETF pursues its investment objective regardless of market conditions and does not take defensive positions. The ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, the ETF invests significantly in derivatives, including swap agreements. The Adviser uses these types of investments to produce economically “leveraged” investment results. Leveraging allows the Adviser to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the ETF.

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ETFMG TM ETFs

The ETF may use certain investment techniques, including its investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments will most likely increase the volatility of the ETF. The use of derivatives may expose the ETF to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because the ETF seeks daily investment results of the Index, a comparison of the return of the ETF to the Index does not provide an indication of whether the ETF has met its investment objective. To determine if the ETF has met its daily investment goals, the Adviser performs quantitative analysis seeking to determine the expected performance of the ETF as compared to Index. The quantitative analysis includes predictive models as well as stress-testing and back-testing.

Factors Affecting Performance of the ETF:

Leverage – The ETF seeks daily investment results (before fees and expenses) of 200% of the performance of the Index. The use of leverage magnifies an ETF’s gains or losses and increases the investment’s risk and volatility.

Index Performance – The daily performance of Index, and the factors and market conditions implicitly affecting the Index, are the primary factors driving ETF performance. Given the daily goals, the daily Index returns are most important. Certain of the market conditions that affected the Index during the past year are described in the Performance Overview section.

Volatility and Compounding – The goal of the ETF is to provide the specified multiple of the daily return of the Index. Over periods longer than a single day, the ETF should not be expected to provide the multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETF over longer periods are greater or less than the ETF’s daily stated goal. Periods of high volatility that lack a clear trend hurt the ETF’s performance while trending, low volatility markets enhance the ETF’s performance.

Cost of Financing – In order to attain leveraged exposure, the ETF incurs a cost OBFR plus or minus a spread as applied to the borrowed portion of the ETF’s exposure. The spread varies by fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. An increase in interest rates which effects the cost of financing will further impact the ETF’s performance and ability to track the Index.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in the ETF’s prospectus and may be higher than many traditional index funds’ fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETF. Transaction costs can be higher due to the ETF’s use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

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ETFMG TM ETFs

Swap Agreements:

During the reporting period, AWYX invested in swap agreements in order to gain the desired exposure to the Index. These derivatives generally tracked the performance of AWAY and the AWYX was generally negatively impacted from financing rates associated with their use. AWYX entered into swap agreements with counterparties that the Adviser determined to be significant global financial institutions.

If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in AWYX may decline. AWYX seeks to mitigate this risk by generally requiring counterparties to post collateral for its benefit, marked to market daily, in an amount approximately equal to the amount the counterparty owed AWYX, subject to certain minimum thresholds.

Performance Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022. AWYX seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period. Over the reporting period, the Index had a total return of -15.79% and a volatility of 32.7%. Given the daily investment objectives of AWYX and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of AWYX performance for the same period. AWYX returned -34.00% for the reporting period and had a volatility of 74.2%. For the reporting period AWYX had an average daily volume of 933 shares and an average daily statistical correlation of 95.9% to the return of the Index.

We thank you for your interest in our ETFs. You can find further details about AWAY and AWYX by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

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ETFMG TM ETFs

ETFMG Travel Tech ETF

Growth of $10,000 (Unaudited)

		Since	Value of
Average Annual Returns	1 Year	Inception	$10,000
Period Ended March 31, 2022	Return	(2/12/2020)	(3/31/2022)
ETFMG Travel Tech ETF (NAV)	-23.22%	-2.33%	$9,509
ETFMG Travel Tech ETF (Market)	-24.02%	-2.36%	$9,504
S&P 500 Index	15.65%	16.60%	$13,872
Prime Travel Technology Index GTR	-22.80%	-2.34%	$9,508
Prime Travel Technology Index NTR	-22.79%	-2.35%	$9,505

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on February 12, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

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ETFMG TM ETFs

ETFMG Travel Tech ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	Trainline PLC	5.01%
2	Airbnb, Inc. - Class A	4.58%
3	Uber Technologies, Inc.	4.55%
4	Booking Holdings, Inc.	4.51%
5	Sabre Corp.	4.32%
6	Expedia Group, Inc.	4.27%
7	TripAdvisor, Inc.	4.20%
8	Corporate Travel Management, Ltd.	3.97%
9	MakeMyTrip, Ltd.	3.85%
10	Webjet, Ltd.	3.81%
	Top Ten Holdings = 43.07% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

6

ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

Growth of $10,000 (Unaudited)

	Since	Value of
Average Cumulative Returns	Inception	$10,000
Period Ended March 31, 2022	(6/15/2021)	(3/31/2022)
ETFMG 2x Daily Travel Tech ETF (NAV)	-46.50%	$5,350
ETFMG 2x Daily Travel Tech ETF (Market)	-46.10%	$5,390
S&P 500 Index	7.85%	$10,785
Prime Travel Technology Index GTR	-22.43%	$7,757
Prime Travel Technology Index NTR	-22.43%	$7,757

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 15, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

7

ETFMG TM ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

AWAY

The ETFMG Travel Tech ETF (the “Fund” or the “Travel Tech ETF”) seeks investment results that correspond generally to the price and yield, before fund fees and expenses, of the Prime Travel Technology Index (the “Index”).

Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial, which is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

8

AWYX

Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Investing in an ETFMG 2x Daily Leveraged ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The ETFMG 2x Daily Leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment.

The use of derivatives such as swaps are subject to additional risks that may cause prices to fluctuate over time and include the effects of compounding, market volatility, leverage risk, aggressive investment techniques risk, counterparty risk, and intra-day investment risk. Please see the summary and full prospectuses for a more complete description of these and other risks of investing in the Fund.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

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ETFMG TM ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

		ETFMG 2x
	ETFMG	Daily
	Travel Tech	Travel Tech
	ETF	ETF
As a percent of Net Assets:
Australia	11.3%	—%
Brazil	2.6	—
Cayman Islands	9.1	—
China	2.9	—
Japan	6.5	—
Mauritius	4.1	—
Netherlands	4.3	—
Republic of Korea	6.1	—
Spain	7.4	—
United Kingdom	8.6	—
United States	34.2	—
Virgin Islands	2.2	—
Exchange Traded Funds	0.4	—
Short-Term and other Net Assets (Liabilities)	0.3	100.0
	100.0%	100.0%

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ETFMG TM ETFs

ETFMG Travel Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 11.3%
Hotels, Restaurants & Leisure - 8.2% (d)
Corporate Travel Management, Ltd. (a)	671,963	$11,942,232
Webjet, Ltd. (a)	2,731,071	11,444,519
Total Hotels, Restaurants & Leisure		23,386,751
Software - 3.1%
SiteMinder, Ltd. (a)	2,646,860	8,952,533
Total Australia		32,339,284

Brazil - 2.6%
Hotels, Restaurants & Leisure - 2.6% (d)
CVC Brasil Operadora e Agencia de Viagens SA (a)	2,154,316	7,542,968
IT Services - 0.0% (g)
Cielo SA	57,523	37,333
Total Brazil		7,580,301

Cayman Islands - 9.1%
Hotels, Restaurants & Leisure - 6.7% (d)
Tongcheng Travel Holdings, Ltd. (a)	5,505,762	9,840,127
Trip.com Group, Ltd. - ADR (a)	400,157	9,251,630
Total Hotels, Restaurants & Leisure		19,091,757
Road & Rail - 2.4%
DiDi Global, Inc. - ADR (a)	2,706,833	6,767,083
Total Cayman Islands		25,858,840

China - 2.9%
IT Services - 2.9%
TravelSky Technology, Ltd.	5,763,609	8,314,348

Japan - 6.5%
Hotels, Restaurants & Leisure - 5.6% (d)
Adventure, Inc.	80,184	5,815,876
Airtrip Corp.	226,991	5,630,958
Open Door, Inc. (a)	291,252	4,528,832
Total Hotels, Restaurants & Leisure		15,975,666
Internet & Direct Marketing Retail - 0.9%
Temairazu, Inc.	64,591	2,533,449
Total Japan		18,509,115

Mauritius - 4.1%
Hotels, Restaurants & Leisure - 4.1% (d)
MakeMyTrip, Ltd. (a)	431,490	11,576,877

The accompanying notes are an integral part of these financial statements.

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ETFMG TM ETFs

ETFMG Travel Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Netherlands - 4.3%
Hotels, Restaurants & Leisure - 1.5% (d)
Lastminute.com NV (a)	103,653	$4,329,859
Interactive Media & Services - 2.8%
Trivago NV - ADR (a)	3,443,336	8,126,273
Total Netherlands		12,456,132

Republic of Korea - 6.1%
Hotels, Restaurants & Leisure - 6.1% (d)
Hana Tour Service, Inc. (a)	116,740	8,186,873
Lotte Tour Development Co., Ltd. (a)	609,825	9,006,120
Total Hotels, Restaurants & Leisure		17,192,993
IT Services - 0.0% (g)
Danal Co., Ltd. (a)	881	8,977
Kakaopay Corp. (a)	433	53,051
Total IT Services		62,028
Total Republic of Korea		17,255,021

Spain - 7.4%
Hotels, Restaurants & Leisure - 3.5% (d)
eDreams ODIGEO SA (a)	1,116,916	9,946,539
IT Services - 3.9%
Amadeus IT Group SA (a)	168,735	11,046,781
Total Spain		20,993,320

United Kingdom - 8.6%
Hotels, Restaurants & Leisure - 6.8% (d)
On the Beach Group PLC (a)(f)	1,464,413	4,511,125
Trainline PLC (a)(f)	4,589,482	15,072,388
Total Hotels, Restaurants & Leisure		19,583,513
Software - 1.8%
accesso Technology Group PLC (a)	456,523	5,037,561
Total United Kingdom		24,621,074

United States - 34.2%
Airlines - 2.5%
Blade Air Mobility, Inc. (a)(b)	825,419	7,007,807
Hotels, Restaurants & Leisure - 14.0% (d)
Airbnb, Inc. - Class A (a)(b)	80,096	13,757,289
Booking Holdings, Inc. (a)	5,780	13,574,041
Expedia Group, Inc. (a)	65,589	12,833,800
Total Hotels, Restaurants & Leisure		40,165,130
Interactive Media & Services - 4.5%
TripAdvisor, Inc. (a)	465,326	12,619,641
IT Services - 4.5%
Sabre Corp. (a)(b)	1,136,866	12,994,378

The accompanying notes are an integral part of these financial statements.

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ETFMG TM ETFs

ETFMG Travel Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Road & Rail - 8.7%
Lyft, Inc. - Class A (a)(b)	292,053	$11,214,835
Uber Technologies, Inc. (a)	383,050	13,667,224
Total Road & Rail		24,882,059
Total United States		97,669,015

Virgin Islands (UK) - 2.2%
Hotels, Restaurants & Leisure - 2.2% (d)
Despegar.com Corp. (a)	507,518	6,191,720
TOTAL COMMON STOCKS (Cost $334,203,345)		283,365,047

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 5.4%
ETFMG Sit Ultra Short ETF (e)	25,000	1,226,615
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	14,119,299	14,119,299
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $15,362,762)		15,345,914

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 0.18% (c)	1,984,330	1,984,330
TOTAL SHORT-TERM INVESTMENTS (Cost $1,984,330)		1,984,330

Total Investments (Cost $351,550,437) - 105.4%		300,695,291
Liabilities in Excess of Other Assets - (5.4)%		(15,525,289)
TOTAL NET ASSETS - 100.0%		$285,170,002

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022, the Fund had a significant portion of its assets in the Hotels, Restaurants & Leisure Industry.
(e)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At March, 31, 2022, the market value of these securities total $19,583,513, which represents 6.8% of total net assets.
(g)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

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ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 12.8%
Money Market Funds - 12.8%
First American Government Obligations Fund - Class X, 0.18% (a)	68,328	$68,328
TOTAL SHORT-TERM INVESTMENTS (Cost $68,328)		68,328

Total Investments (Cost $68,328) - 12.8%		68,328
Assets in Excess of Other Liabilities - 87.2%		466,651
TOTAL NET ASSETS - 100.0%		$534,979

(a) The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

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ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Fund
	Pays/Receives				Upfront		Unrealized
Reference	Reference		Payment	Financing	Premiums	Notional	Appreciation
Entity	Entity	Counterparty	Frequency	Rate	Paid/Received	Amount	(Depreciation)
ETFMG Travel Tech ETF Swap	Receives	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.25%	$—	$1,047,803	$—

The accompanying notes are an integral part of these financial statements.

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ETFMG TM ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	ETFMG	ETFMG 2x
	Travel Tech	Daily Travel
	ETF	Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$299,468,676	$68,328
Investments in affiliated securities, at value*	1,226,615	—
Deposits at Broker for total return swap contracts	—	484,614
Receivables:
Dividends and interest receivable	—	6
Securities lending income receivable	7,675	—
Receivable for investments sold	60,063	—
Total assets	300,763,029	552,948

LIABILITIES
Collateral received for securities loaned (Note 7)	$15,362,762	$—
Payable for open swap contracts	—	17,572
Payables:
Foreign currency payable to Custodian, at value*	60,063	—
Dividends and interest payable	762	—
Management fees payable	169,440	397
Total liabilities	15,593,027	17,969
Net Assets	$285,170,002	$534,979

NET ASSETS CONSIST OF:
Paid-in Capital	$387,775,450	$867,307
Total Distributable Earnings (Accumulated Losses)	(102,605,448)	(332,328)
Net Assets	$285,170,002	$534,979

*Identified Cost:

Investments in unaffiliated securities	$350,306,974	$68,328
Investments in affiliated securities	1,243,463	—
Foreign currency	60,063	—

Shares Outstanding^	12,000,000	100,000

Net Asset Value, Offering and Redemption Price per Share	$23.76	$5.35

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

16

ETFMG TM ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

		ETFMG 2x
	ETFMG	Daily ETFMG
	Travel Tech	Travel Tech
	ETF	ETF
INVESTMENT INCOME
Income:
Interest	$276	$60
Securities lending income	380,071	—
Total Investment Income	380,347	60

Expenses:
Management fees	1,070,964	2,968
Dividend and interest expense	102,050	—
Total Expenses	1,173,014	2,968
Net Investment Loss	(792,667)	(2,908)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(29,109,897)	—
In-Kind redemptions	(345,031)	—
Foreign currency and foreign currency translation	(129,190)	—
Total return swap contracts	—	(272,631)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(29,584,118)	(272,631)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(27,802,323)	—
Affiliated Investments	(17,260)	—
Net Change in Unrealized Appreciation (Depreciation) of Investments	(27,819,583)	—
Net Realized and Unrealized Loss on Investments	(57,403,701)	(272,631)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,196,368)	$(275,539)

The accompanying notes are an integral part of these financial statements.

17

ETFMG TM ETFs

ETFMG Travel Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
OPERATIONS
Net investment loss	$(792,667)	$(941,304)
Net realized gain (loss) on investments and in-kind redemptions	(29,584,118)	6,330,015
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(27,819,583)	(22,656,862)
Net decrease in net assets resulting from operations	(58,196,368)	(17,268,151)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—	(24,500)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	21,287,245	323,905,900 [1]
Transaction Fees (See Note 1)	121,942	243,915
Net increase in net assets from capital share transactions	21,409,187	324,149,815
Total increase (decrease) in net assets	(36,787,181)	306,857,164

NET ASSETS
Beginning of Period	321,957,183	15,100,019
End of Period	$285,170,002	$321,957,183

Summary of share transactions is as follows:
	Period Ended
	March 31, 2022		Year Ended
	(Unaudited)		September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	3,600,000	$96,246,865	16,450,000	$496,261,225
Transaction Fees (See Note 1)	—	121,942	—	243,915
Shares Redeemed	(2,950,000)	(74,959,620)	(5,900,000)	(172,355,325)
Net Transactions in Fund Shares	650,000	$21,409,187	10,550,000	$324,149,815
Beginning Shares	11,350,000		800,000
Ending Shares	12,000,000		11,350,000

[1]	Includes reimbursement of $1,545 due to net asset value error.

The accompanying notes are an integral part of these financial statements.

18

ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Period Ended
	2022	September 30,
	(Unaudited)	2021[1]
OPERATIONS
Net investment loss	$(2,908)	$(1,959)
Net realized loss on swap contracts	(272,631)	(225,319)
Net decrease in net assets resulting from operations	(275,539)	(227,278)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions	—	1,037,796
Total increase (decrease) in net assets	(275,539)	810,518

NET ASSETS
Beginning of Period	810,518	—
End of Period	$534,979	$810,518

Summary of share transactions is as follows:

	Period Ended
	March 31, 2022		Period Ended
	(Unaudited)		September 30, 2021[1]
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	120,000	$1,181,474
Shares Redeemed	—	—	(20,000)	(143,678)
Net Transactions in Fund Shares	—	$—	100,000	$1,037,796
Beginning Shares	100,000		—
Ending Shares	100,000		100,000

[1]	The Fund commenced operations on June 15, 2021.

The accompanying notes are an integral part of these financial statements.

19

ETFMG TM ETFs

ETFMG Travel Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Period Ended September 30, 2020[1]

Net Asset Value, Beginning Period/Year	$28.37	$18.88	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	(0.07)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.55)	9.60	(6.12)
Total from investment operations	(4.62)	9.47	(6.14)
Less Distributions:
Distributions from net investment income	—	(0.01)	—
Net realized gains	—	—	—
Total distributions	—	(0.01)	—
Capital Shares Transactions:
Transaction fees added to paid-in capital	0.01	0.03	0.02
Net asset value, end period/year	$23.76	$28.37	$18.88
Total Return	-16.22%[3]	50.35%	-24.50%[3]

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$285,170	$321,957	$15,100

Expenses to Average Net Assets	0.82%[4,5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	-0.56%[4]	-0.43%	0.30%[4]
Portfolio Turnover Rate	17%[3]	57%	49%[3]

[1]	Commencement of operations on February 12, 2020.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes 0.07% of dividend and interest expense.

The accompanying notes are an integral part of these financial statements.

20

ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]

Net Asset Value, Beginning Period	$8.11	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.73)	(1.87)
Total from investment operations	(2.76)	(1.89)
Net asset value, end period	$5.35	$8.11
Total Return	-34.00%[3]	-18.95%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$535	$811

Gross Expenses to Average Net Assets	0.95%[4]	0.95%[4]
Net Investment Income (Loss) to Average Net Assets	-0.93%[4]	-0.80%[4]
Portfolio Turnover Rate	0%[3]	0%[3]

[1]	The Fund commenced operations on June 15, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

21

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Travel Tech ETF (“AWAY”) and ETFMG 2x Daily Travel Tech ETF (“AWYX”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Travel Tech ETF	2/12/2020	Seeks to provide investment results that, before fees and expenses,correspond generally to the total return performance of the Prime Travel Technology Index NTR (the “Index”).
ETFMG 2x Daily Travel Tech ETF	6/15/2021	Seeks to provide daily investment results that, before fees and expenses, correspond to two times (2x) the daily total return of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

The Funds may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares for AWAY and 10,000 shares for AWYX, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

22

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Funds did not hold any securities that were fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

23

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

ETFMG Travel Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$283,365,047	$—	$—	$283,365,047
Short-Term Investments	1,984,330	—	—	1,984,330
ETFMG Sit Ultra Short ETF**	1,226,615	—	—	1,226,615
Investments Purchased with Securities Lending
Collateral*	—	—	—	14,119,299
Total Investments in Securities	$286,575,992	$—	$—	$300,695,291

ETFMG 2x Daily Travel Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$68,328	$—	$—	$68,328
Total Investments in Securities	$68,328	$—	$—	$68,328

Swap Contracts***	Level 1	Level 2	Level 3	Total
Long Total Return Equity Swap Contracts	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

^	See Schedule of Investments for classifications by country and industry.
*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
**	Investment was purchased with collateral.
***	Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

24

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

25

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of March 31, 2022.

ETFMG 2x Daily Travel Tech ETF

Gross
		Amounts of			Gross Amounts not offset in
		Recognized			the Statements of Assets &
		Assets			Liabilities
		Presented in	Gross
		the Statements	Amounts
	Investment	of Assets &	Available		Financial	Collateral
Counterparty	Type	Liabilities	Offset	Net Amounts	Instruments	Received	Net Amount
Cowen and	Total Return
Company, LLC	Swap Contract	$(17,572)	$—	$(17,572)	$-	$—	$(17,572)

The average monthly notional amount of the swap contracts during the period ended March 31, 2022 for AWYX was $1,120,452.

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

				Net
				Unrealized
		Assets	Liabilities	Gain (Loss)
ETFMG 2x Daily Travel Tech ETF	Swap Contract	$—	$17,572	$—

26

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended March 31, 2022:

		Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
ETFMG 2x Daily Travel Tech ETF	Swap Contract	$(272,631)	$—

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds, other than VALT, are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19),have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

27

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested.

Daily Index Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, a Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that a Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over-or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect a Fund’s ability to adjust exposure to the required levels.

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non- advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Travel Tech ETF	0.75%
ETFMG 2x Daily Travel Tech ETF	0.95%

28

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for AWAY and AWYX. Level is not affiliated with the Trust or the Advisor.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2022, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2022:

	Purchases	Sales
ETFMG Travel Tech ETF	$61,897,968	$49,238,550

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2022:

	Purchases In-	Sales In-
	Kind	Kind
ETFMG Travel Tech ETF	$ 66,210,066	$59,859,950

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2022.

29

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 7 — SECURITIES LENDING

The Funds, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”) . The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of each Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which a Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the period ended March 31, 2022 the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
ETFMG Travel Tech ETF	$14,916,010	$15,362,762

*  The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, a money market fund with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF as shown on the Schedule of Investments.

30

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Travel Tech ETF	$376,640,122	$24,396,622	$(65,655,349)	$(41,258,727)
ETFMG 2x Daily Travel Tech ETF	—	—	—	—

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed		Total	Other	Total
	Ordinary	Undistributed	Distributable	Accumulated	Accumulated
	Income	Long-Term Gain	Earnings	Loss	Gain (Loss)
ETFMG Travel Tech ETF	$—	$—	$—	$(3,150,353)	$(44,409,080)
ETFMG 2x Daily Travel Tech ETF	—	—	—	(56,789)	(56,789)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the Funds had accumulated capital loss carryovers of:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
	ST	LT	Expires
ETFMG Travel Tech ETF	$(2,021,666)	$—	Indefinite
ETFMG 2x Daily Travel Tech ETF	(56,789)	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2021.

Post-
	Late Year	October
	Ordinary	Capital
	Loss	Loss
ETFMG Travel Tech ETF	$1,134,749	$—
ETFMG 2x Daily Travel Tech ETF	—	—

31

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The tax character of distributions paid during the period ended March 31, 2022, and the year ended September 30, 2021 were as follows:

	Period Ended		Year Ended
	March 31, 2022		September 30, 2021
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
ETFMG Travel Tech ETF	$—	—	$24,500	—
ETFMG 2x Daily Travel Tech ETF	—	—	—	—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Travel Tech ETF

ETFMG Travel Tech ETF owned the following company during the period ended March 31, 2022. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in this security were as follows:

					Change in
	Value at			Realized	Unrealized		Value at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2021	Purchases	Sales	(Loss)(1)	(Depreciation)	Income	2022	Shares
ETFMG Sit Ultra Short ETF *	$1,243,875	$—	$—	$—	$(17,260)	$—	$1,226,615	25,000

*Affiliate as of March 31, 2022.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C -152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action.

32

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

With respect to Note 10 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

33

ETFMG Travel Tech ETF

ETFMG 2x Daily Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Travel Tech ETF (“AWAY”) and ETFMG 2x Daily Travel Tech ETF (AWYX) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure; and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

34

ETFMG Travel Tech ETF

ETFMG 2x Daily Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ending December 31, 2021. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. In this regard, the Board noted the short time that AWYX has been in operation.

The Board additionally reviewed the performance of AWAY and AWYX as compared to its underlying index and the correlation of returns to benchmark information, respectively, for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant than it is for actively managed funds, given the Funds’ investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the correlation of performance verses the benchmark (or relevant multiple thereof). The Board reviewed information regarding each Fund’s correlation of returns to the benchmark, discussing, as applicable, factors which contributed to each Fund’s correlation of returns. The Board noted underperformance by each Fund relative to its benchmark (or relevant multiple thereof) over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes, cash drag, the process of rebalancing the Funds’ portfolios and regulatory requirements. The Board noted management’s representations that the Funds’ performance correlation of returns versus target performance was within range of what was expected. The Board concluded that, after taking these factors into account, each Fund’s correlation of returns versus target performance was satisfactory.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for AWAY was higher than the average and median expense ratios for its peer group and that with respect to AWYX, the advisory fee was lower than the average and median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

35

ETFMG Travel Tech ETF

ETFMG 2x Daily Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

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ETFMG TM ETFs

Expense Example

Period Ended March 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

				Annualized
				Expense
				Ratio
				During the
	Beginning	Ending		Period
	Account	Account	Expenses	October 1,
	Value	Value	Paid	2021 to
	October 1,	March 31,	During the	March 31,
Fund Name	2021	2022	Period^	2022
ETFMG Travel Tech ETF
Actual	1,000.00	837.80	3.76	0.82%
Hypothetical (5% annual)	1,000.00	1,020.84	4.13	0.82%
ETFMG 2x Daily Travel Tech ETF
Actual	1,000.00	660.00	3.93	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	0.95%

^  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

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ETFMG TM ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Travel Tech ETF and ETFMG 2x Daily Travel Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2021, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
ETFMG Travel Tech ETF	49.14%
ETFMG 2x Daily Travel Tech ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
ETFMG Travel Tech ETF	3.92%
ETFMG 2x Daily Travel Tech ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
ETFMG Travel Tech ETF	0.00%
ETFMG 2x Daily Travel Tech ETF	0.00%

During the year ended September 30, 2021, the Funds did not declare any long-term realized gains distributions.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

39

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited) (Continued)

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

40

ETFMG TM ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

	Position(s)		Number of	Other
	Held with the		Portfolios	Directorships
	Trust, Term		in Fund	Held by
	of Office and		Complex	Trustee
Name and Year	Length of	Principal Occupation(s) During	Overseen	During Past 5
of Birth	Time Served	Past 5 Years	By Trustee	Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015- 2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

41

ETFMG TM ETFs

Board of Trustees (Continued)

	Position(s)		Number of	Other
	Held with the		Portfolios	Directorships
	Trust, Term		in Fund	Held by
	of Office and		Complex	Trustee
Name and Year	Length of	Principal Occupation(s) During	Overseen	During Past 5
of Birth	Time Served	Past 5 Years	By Trustee	Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

42

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

 Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

ETFMG Prime Junior Silver Miners ETF

SILJ

ETFMG Prime 2x Daily Junior Silver

Miners ETF

SILX

ETFMG Prime 2x Daily Inverse Junior

Silver Miners ETF

SINV

Semi-Annual Report

March 31, 2022

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG™ ETFs

March 31, 2022 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in our suite of silver ETFs. The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

Performance Overview

During the 6-month period ended March 31, 2022, the S&P 500 Index, a broad measure of US companies, returned 5.91%. Below is a performance overview for each Fund for the same 6-month period.

ETFMG Prime Junior Silver ETF (SILJ)

The ETFMG Prime Junior Silver ETF (“SILJ”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Over the period, the total return for SILJ was 19.46%, while the total return for the Index, which does not incur Fund expenses, was 19.58%. The best performers in SILJ, on the basis of contribution to return, were Turquoise Hill Resources Ltd, Yamana Gold Inc, Ssr Mining Inc and First Majestic Silver Corp and Pan American Silver Corp, while the worst performers in SILJ, on the basis of contribution to return, were Gatos Silver Inc, Coeur Mining Inc, Mcewen Mining Inc, Andean Precious Metals Corp and Great Panther Mining Ltd.

At the end of the reporting period, SILJ saw an average approximate allocation of 99.0% to Materials. The portfolio securities of SILJ were exposed predominately to Canada at 74.21%, 6.87% to Mongolia and 6.69% to United States.

ETFMG Prime 2x Daily Junior Silver Miners ETF (SILX); and

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (SINV)

Operational Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

SILX and SINV (collectively, the “Funds”) are leveraged and seek daily investment results, before fees and expenses, of 200% or -200%, respectively, of the performance of the Index. The Funds, as stated above, seek daily investment results. They do not seek to track a multiple of the Index for periods of longer than one day and the performance of the Funds over longer periods may not correlate to the Index performance. The Funds should not be held by investors for long periods and should be used as short -term trading vehicles. These products are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

SILX attempts to provide investment results that correlate to 200% of the return of the Index, meaning SILX attempts to move in the same direction as the Index. SINV attempts to provide investment results that correlate to -200% of the return of a benchmark, meaning that SINV attempts to move in the opposite, or inverse, direction of the Index.

In seeking to achieve each of the Funds’ daily investment results, ETF Managers Group LLC (the “Adviser”) relies upon quantitative analysis to generate orders resulting in repositioning each of the Funds’ investments in accordance with its daily investment objective. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with each of the Funds’ objective. As a consequence, if the Funds are performing as designed, the return of the Index will dictate the return for the Funds. Each of the Funds pursues its investment objective regardless of market conditions and does not take defensive positions. Each of the Funds has a clearly articulated goal which requires the both Funds to seek economic exposure significantly in excess of its net assets. To meet its objectives, each of the Funds invests in some combination of financial instruments, including significant investments in derivatives, primarily comprised of swap agreements. The Adviser uses these types of investments to produce economically “leveraged” investment results. Leveraging allows the Adviser to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Funds.

2

ETFMG™ ETFs

The Funds use of certain investment techniques, including investments in derivatives, may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the Funds. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each the Funds seeks daily investment results of the Index, a comparison of the return of the Funds to the Index does not provide an indication of whether either of the Funds met its respective investment objective. To determine if each of the Funds met its respective daily investment goals, the Adviser performs quantitative analysis seeking to determine the expected performance of each of the Funds as compared to Index. The quantitative analysis includes predictive models as well as stress-testing and back-testing. Factors Affecting Performance of the Funds:

Leverage – Each of the Funds seeks daily investment results (before fees and expenses) of 200% or - 200% of the performance of the Index. The use of leverage magnifies the Funds’ gains or losses and increases the investment’s risk and volatility.

Index Performance – The daily performance of Index, and the factors and market conditions implicitly affecting the Index, are the primary factors driving each of the Funds performance. Given the daily goals, the daily

Index returns are most important. The market conditions that affected the Index during the past year are described in the Performance Overview section.

Volatility and Compounding – The goal of the Funds is to provide the specified multiple of the daily return of the Index. Over periods longer than a single day, neither of the Funds should be expected to provide the multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the Funds over longer periods are greater or less than its daily stated goal. Periods of high volatility that lack a clear trend hurt the Funds’ performance while trending, low volatility markets enhance the Funds’ performance.

Cost of Financing – In order to attain leveraged or inverse leveraged exposure, each of the Funds receives OBFR plus or minus a spread as applied to the borrowed portion of each of the Funds’ exposure. The spread varies between each of the Funds and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. An increase in interest rates which effects the cost of financing will further impact each of the Funds’ performance and ability to track the Index.

3

ETFMG™ ETFs

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each of the Funds’ prospectus and may be higher than many traditional index funds’ fees, which cause a greater negative impact on performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the each of the Funds’ use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Performance Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

ETFMG Prime 2x Daily Junior Silver Miners ETF (SILX)

SILX seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period. Over the reporting period, the Index had a total return of 19.58% and a volatility of 38.7%. Given the daily investment objectives of SILX and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of SILX performance for the same period. SILX returned 28.00% for the reporting period and had a volatility of 76.3%. For the reporting period SILX had an average daily volume of 14,850 shares and an average daily statistical correlation of 99.4% to the return of the Index.

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (SINV)

SINV seeks to provide investment results that, before fees and expenses, correspond to two times the inverse (-2x) (or opposite) of the return of the Index for a single day, not for any other period. Over the reporting period the Index had a total return of 19.58% and a volatility of 38.7%. Given the daily investment objectives of SINV and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of SINV performance for the same period. SINV returned -46.72% and had a volatility of 76.5%. For the reporting period SINV had an average daily volume of 797 shares and an average daily statistical correlation of over -99.3% to the return of the Index.

Swap Agreements:

During the reporting period, the Funds invested in swap agreements in order to gain the desired exposure to the Index. These derivatives generally tracked the performance of SILJ and the Funds were generally negatively impacted from financing rates associated with their use. The Funds entered into swap agreements with counterparties that the Adviser determined to be significant global financial institutions.

If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Funds may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Funds, marked to market daily, in an amount approximately equal to the amount the counterparty owed each of the Funds, subject to certain minimum thresholds.

We thank you for your interest in our ETFs. You can find further details about SILJ, SINV and SILX by visiting www.etfmg.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

4

ETFMG Prime Junior Silver Miners ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	5 Year Return	Since Inception (11/28/12)	Value of $10,000 (3/31/2022)
ETFMG Prime Junior Silver Miners ETF (NAV)	-1.49%	2.68%	-2.87%	$7,617
ETFMG Prime Junior Silver Miners ETF (Market)	-2.07%	2.68%	-2.88%	$7,609
S&P 500 Index	15.65%	15.99%	15.55%	$38,565
Prime Junior Silver Miners & Explorers Index*	-1.71%	3.38%	-2.01%	$8,274

* The Fund’s benchmark before 8/1/17 was the ISE Junior Silver (Small Cap Miners/Explorers) Index. On 8/1/17, the Fund’s benchmark became the Prime Junior Silver Miners & Explorers Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

5

ETFMG Prime Junior Silver Miners ETF

	Top Ten Holdings as of March 31, 2022 (Unaudited)*
	Security	% of Total Investments
1	First Majestic Silver Corp.	14.18%
2	Pan American Silver Corp.	11.92%
3	Yamana Gold, Inc.	7.96%
4	Turquoise Hill Resources, Ltd.	6.87%
5	SSR Mining, Inc.	5.66%
6	MAG Silver Corp.	4.42%
7	SilverCrest Metals, Inc.	4.05%
8	Hecla Mining Co.	4.02%
9	Harmony Gold Mining Co., Ltd. - ADR	3.48%
10	Cia de Minas Buenaventura SAA - ADR	2.91%

Top Ten Holdings = 65.47% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

6

ETFMG Prime 2x Daily Junior Silver Miners ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended March 31, 2022	Since Inception (6/15/2021)	Value of $10,000 (3/31/2022)
ETFMG Prime 2x Daily Junior Silver Miners ETF (NAV)	-41.10%	$5,890
ETFMG Prime 2x Daily Junior Silver Miners ETF (Market)	-40.43%	$5,957
S&P 500 Index	7.85%	$10,785
Prime Junior Silver Miners & Explorers Index	-16.90%	$8,310

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 15, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

7

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended March 31, 2022	Since Inception (6/15/2021)	Value of $10,000 (3/31/2022)
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (NAV)	-8.77%	$9,123
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (Market)	-8.71%	$9,129
S&P 500 Index	7.85%	$10,785
Prime Junior Silver Miners & Explorers Index	-16.90%	$8,310

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 15, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

8

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver Miners ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the company’s operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

9

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Prime Indexes.

SILX

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

Investing in an ETFMG 2x Daily Inverse Leveraged ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The ETFMG 2x Daily Leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment.

The use of derivatives such as swaps are subject to additional risks that may cause prices to fluctuate over time and include the effects of compounding, market volatility, leverage risk, aggressive investment techniques risk, counterparty risk, and intra-day investment risk. Please see the summary and full prospectuses for a more complete description of these and other risks of investing in the Fund.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

10

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

SINV

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

Investing in an ETFMG 2x Daily Inverse Leveraged ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The ETFMG 2x Daily Leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment.

The use of derivatives such as swaps are subject to additional risks that may cause prices to fluctuate over time and include the effects of compounding, market volatility, leverage risk, aggressive investment techniques risk, counterparty risk, and intra-day investment risk. Please see the summary and full prospectuses for a more complete description of these and other risks of investing in the Fund.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

11

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

12

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime 2x Daily Junior Silver Miners ETF	ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF
As a percent of Net Assets:
Australia	0.3%	—%	—%
Canada	83.5	—	—
Luxembourg	0.7	—	—
Peru	2.9	—	—
South Africa	3.5	—	—
United Kingdom	1.0	—	—
United States	7.1	—	—
Virgin Islands	0.1	—	—
Short-Term and Other Net Assets (Liabilities)	0.9	100.0	100.0
	100.0%	100.0%	100.0%

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ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Australia - 0.3%
Metals & Mining - 0.3% (d)
Kingsgate Consolidated, Ltd. (a)	2,370,211	$2,766,866

Canada - 83.5%
Metals & Mining - 83.5% (d)
AbraSilver Resource Corp. (a)	14,003,988	3,920,646
Alexco Resource Corp. (a)	4,446,436	6,891,976
Americas Gold & Silver Corp. (a)	2,571,334	2,817,844
Andean Precious Metals Corp. (a)	2,463,177	3,270,707
Ascot Resources, Ltd. (a)	4,036,405	3,422,461
Aya Gold & Silver, Inc. (a)	1,637,358	11,682,785
Bear Creek Mining Corp. (a)	1,943,896	1,663,775
Benchmark Metals, Inc. (a)	1,821,809	1,588,427
Canada Silver Cobalt Works, Inc. (a)	1,748,628	398,639
Capstone Copper Corp. (a)	4,439,222	25,105,227
Discovery Silver Corp. NPV (a)	5,191,054	7,598,791
Dolly Varden Silver Corp. (a)	2,049,256	1,344,151
Dundee Precious Metals, Inc.	2,047,173	12,216,063
Eldorado Gold Corp. (a)	1,959,776	21,946,858
Endeavour Silver Corp. (a)	5,030,226	23,390,551
Excellon Resources, Inc. (a)	946,850	840,702
First Majestic Silver Corp.	10,129,038	133,298,140
Fortuna Silver Mines, Inc. (a)	3,128,795	11,887,994
GCM Mining Corp.	1,051,598	4,912,476
GoGold Resources, Inc. (a)	8,205,076	19,230,390
Great Panther Mining, Ltd. (a)	4,769,373	1,197,113
Hudbay Minerals, Inc.	2,806,517	22,045,352
Kootenay Resources, Inc. (a)(b)	224,973	1,799
Kootenay Silver, Inc. (a)	5,016,122	702,173
Liberty Gold Corp. (a)	3,093,310	2,301,146
MAG Silver Corp. (a)	2,567,772	41,572,376
Mandalay Resources Corp. (a)	477,585	1,218,651
Metalla Royalty & Streaming, Ltd. (a)	475,421	3,392,197
Minaurum Gold, Inc. (a)	1,908,088	549,463
Minco Silver Corp. (a)(e)	1,712,729	397,305
Mirasol Resources, Ltd. (a)	579,491	319,841
New Gold, Inc. (a)	7,309,213	13,271,938
New Pacific Metals Corp. (a)	812,188	2,585,696
Orla Mining, Ltd. (a)	2,657,391	12,711,433
Pan American Silver Corp.	4,108,013	112,118,869
Sabina Gold & Silver Corp. (a)	4,447,361	5,371,767
Seabridge Gold, Inc. (a)	839,526	15,559,587
Sierra Metals, Inc.	851,773	1,015,192
Silvercorp Metals, Inc.	5,220,425	19,041,825
SilverCrest Metals, Inc. (a)	4,278,165	38,122,432

The accompanying notes are an integral part of these financial statements.

14

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Sombrero Resources, Inc. (a)(b)	585,867	$131,316
SSR Mining, Inc.	2,449,816	53,262,408
Trevali Mining Corp. (a)	1,061,238	1,230,888
Turquoise Hill Resources, Ltd. (a)	2,150,092	64,563,815
Yamana Gold, Inc.	13,414,553	74,853,206
Total Metals & Mining		784,966,391

Luxembourg - 0.7%
Metals & Mining - 0.7% (d)
Nexa Resources SA	687,738	6,423,473

Peru - 2.9%
Metals & Mining - 2.9% (d)
Cia de Minas Buenaventura SAA - ADR (a)	2,713,734	27,327,301

South Africa - 3.5%
Metals & Mining - 3.5% (d)
Harmony Gold Mining Co., Ltd. - ADR	6,496,411	32,676,947

United Kingdom - 1.0%
Metals & Mining - 1.0% (d)
Hochschild Mining PLC	5,476,822	9,259,458

United States - 7.1%
Metals & Mining - 7.1% (d)
Coeur Mining, Inc. (a)	2,744,189	12,211,641
Gatos Silver, Inc. (a)	2,029,509	8,767,479
Gold Resource Corp.	797,107	1,785,520
Golden Minerals Co. (a)	4,779,823	2,393,735
Hecla Mining Co.	5,752,447	37,793,577
McEwen Mining, Inc. (a)	4,907,374	4,130,537
Total Metals & Mining		67,082,489

Virgin Islands (UK) - 0.1%
Metals & Mining - 0.1% (d)
Sailfish Royalty Corp. (e)	690,330	817,253
TOTAL COMMON STOCKS (Cost $917,321,418)		931,320,178

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 0.18% (c)	8,910,634	8,910,634

The accompanying notes are an integral part of these financial statements.

15

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $8,910,634)

Total Investments (Cost $926,232,052) - 100.0%		$940,230,812
Other Assets in Excess of Liabilities - 0.0% (f)		176,621
TOTAL NET ASSETS - 100.0%		$940,407,433

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Value determined based on estimated fair value. The value of this security totals $133,115, which represents 0.01% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $1,214,558, which represents 0.1% of total net assets.
(f)	Value less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

16

ETFMG™ ETFs

ETFMG Prime 2x Daily Junior Silver Miners ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 42.2%
Money Market Funds - 42.2%
First American Government Obligations Fund - Class X, 0.18% (a)	1,292,656	$1,292,656
TOTAL SHORT-TERM INVESTMENTS (Cost $1,292,656)		1,292,656

Total Investments (Cost $1,292,656) - 42.2%		1,292,656
Assets in Excess of Other Liabilities - 57.8%		1,770,376
TOTAL NET ASSETS - 100.0%		$3,063,032

(a)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

17

ETFMG™ ETFs

ETFMG Prime 2x Daily Junior Silver Miners ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Reference Entity	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Upfront Premiums Paid/Received	Notional Amount	Unrealized Appreciation (Depreciation)
ETFMG Prime Junior Silver Miners ETF Swap	Receives	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.10%	$—	$6,000,319	$—

The accompanying notes are an integral part of these financial statements.

18

ETFMG™ ETFs

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 52.0%
Money Market Funds - 52.0%
First American Government Obligations Fund - Class X, 0.18% (a)	94,920	$94,920
TOTAL SHORT-TERM INVESTMENTS (Cost $94,920)		94,920

Total Investments (Cost $94,920) - 52.0%		94,920
Assets in Excess of Other Liabilities - 48.0%		87,548
TOTAL NET ASSETS - 100.0%		$182,468

(a)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

19

ETFMG™ ETFs

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Reference Entity	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Upfront Premiums Paid/Received	Notional Amount	Unrealized Appreciation (Depreciation)
ETFMG Prime Junior Silver Miners ETF Swap	Pays	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index -0.25%	$—	$(351,141)	$—

The accompanying notes are an integral part of these financial statements.

20

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime 2x Daily Junior Silver Miners ETF	ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF
ASSETS
Investments in unaffiliated securities, at value*	$940,230,812	$1,292,656	$94,920
Foreign currency*	2,394	—	—
Deposits at Broker for total return swap contracts	—	1,558,450	131,221
Receivable for open swap contracts	—	213,849	—
Receivables:
Dividends and interest receivable	718,378	109	9
Total assets	940,951,584	3,065,064	226,150

LIABILITIES
Payable for open swap contracts	—	—	43,535
Payables:
Management fees payable	544,151	2,032	147
Total liabilities	544,151	2,032	43,682
Net Assets	$940,407,433	$3,063,032	$182,468

NET ASSETS CONSIST OF:
Paid-in Capital	$1,072,208,387	$3,033,209	$(211,968)
Total Distributable Earnings (Accumulated Losses)	(131,800,954)	29,823	394,436
Net Assets	$940,407,433	$3,063,032	$182,468

*Identified Cost:

Investments in unaffiliated securities	$926,232,052	$1,292,656	$94,920
Foreign currency	2,389	—	—

Shares Outstanding^	66,850,000	520,000	20,000

Net Asset Value, Offering and Redemption Price per Share	$14.07	$5.89	$9.12

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

21

ETFMG™ ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime 2x Daily Junior Silver Miners ETF	ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $360,317, $-, $-)	$3,631,479	$—	$—
Interest	1,244	113	9
Total Investment Income	3,632,723	113	9

Expenses:
Management fees	2,790,180	5,939	1,197
Total Expenses	2,790,180	5,939	1,197
Net Investment Income (Loss)	842,543	(5,826)	(1,188)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(43,620,378)	—	—
In-Kind redemptions	15,891,356	—	—
Foreign currency and foreign currency translation	(120,453)	—	—
Swap contracts	—	193,489	(226,369)
Net Realized Gain (Loss) on Investments, Swap Contracts and In-Kind redemptions	(27,849,475)	193,489	(226,369)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	157,217,679	—	—
Affiliated Investments	5,690,285	—	—
Foreign currency and foreign currency translation	(124)	—	—
Net change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	162,907,840	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Swap Contracts	135,058,365	193,489	(226,369)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,900,908	$187,663	$(227,557)

The accompanying notes are an integral part of these financial statements.

22

ETFMG Prime Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment (loss)	$842,543	$(713,805)
Net realized gain (loss) on investments, in-kind redemptions
and foreign currency and foreign currency translation	(27,849,475)	4,697,566
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	162,907,840	(204,205,217)
Net increase (decrease) in net assets resulting from operations	135,900,908	(200,221,456)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(2,774,481)	(7,160,000)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares	79,293,190	527,049,120
Transaction Fees (See Note 1)	747	822
Net increase in net assets from capital share transactions	79,293,937	527,049,942
Total increase in net assets	212,420,364	319,668,486

NET ASSETS
Beginning of Period	727,987,069	408,318,583
End of Period	$940,407,433	$727,987,069

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	12,400,000	$172,468,090	43,950,000	$706,233,470
Transaction Fees (See Note 1)	—	747	—	822
Shares Redeemed	(7,150,000)	(93,174,900)	(11,950,000)	(179,184,350)
Net Transactions in Fund Shares	5,250,000	$79,293,937	32,000,000	$527,049,942
Beginning Shares	61,600,000		29,600,000
Ending Shares	66,850,000		61,600,000

The accompanying notes are an integral part of these financial statements.

23

ETFMG Prime 2x Daily Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]
OPERATIONS
Net investment loss	$(5,826)	$(1,658)
Net realized gain (loss) on swap contracts	193,489	(546,722)
Net increase (decrease) in net assets resulting from operations	187,663	(548,380)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions	2,369,225	1,054,524
Total increase in net assets	2,556,888	506,144

NET ASSETS
Beginning of Period	506,144	—
End of Period	$3,063,032	$506,144

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021[1]
	Shares	Amount	Shares	Amount
Shares Sold	440,000	$2,535,332	160,000	$1,345,424
Shares Redeemed	(30,000)	(166,107)	(50,000)	(290,900)
Net Transactions in Fund Shares	410,000	$2,369,225	110,000	$1,054,524
Beginning Shares	110,000		—
Ending Shares	520,000		110,000

[1]	The Fund commenced operations on June 15, 2021.

The accompanying notes are an integral part of these financial statements.

24

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]
OPERATIONS
Net investment loss	$(1,188)	$(1,515)
Net realized gain (loss) on swap contracts	(226,369)	623,508
Net increase (decrease) in net assets resulting from operations	(227,557)	621,993

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(445,763)	233,795
Total increase (decrease) in net assets	(673,320)	855,788

NET ASSETS
Beginning of Period	855,788	—
End of Period	$182,468	$855,788

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021[1]
	Shares	Amount	Shares	Amount
Shares Sold	20,000	$225,442	100,000	$1,000,000
Shares Redeemed	(50,000)	(671,205)	(50,000)	(766,205)
Net Transactions in Fund Shares	(30,000)	$(445,763)	50,000	$233,795
Beginning Shares	50,000		—
Ending Shares	20,000		50,000

[1]	The Fund commenced operations on June 15, 2021.

The accompanying notes are an integral part of these financial statements.

25

ETFMG Prime Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net Asset Value,
Beginning Period/Year	$11.82	$13.79	$9.45	$8.70	$11.84	$15.57
Income (Loss) from
Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.05)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	2.28	(1.76)	4.56	0.91	(3.11)	(3.61)
Total from investment operations	2.29	(1.77)	4.51	0.89	(3.14)	(3.67)
Less Distributions:
Distributions from net investment income	(0.04)	(0.20)	(0.17)	(0.14)	—	(0.06)
Total distributions	(0.04)	(0.20)	(0.17)	(0.14)	—	(0.06)
Capital Share Transactions:
Transaction fees	—	0.00 [3]	—	—	—	—
Net asset value, end period/year	$14.07	$11.82	$13.79	$9.45	$8.70	$11.84
Total Return	19.46%[4]	-13.06%	48.06%	10.45%	-26.50%	-23.53%

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$940,407	$727,987	$408,319	$100,119	$45,265	$58,033

Expenses to Average Net Assets before legal expense	0.69%[5]	0.69%	0.69%	0.69%	0.69%	0.69%
Gross Expenses to Average Net Assets	0.69%[5]	0.69%	0.69%	0.69%	0.69%	0.72%[2]
Net Investment Income (Loss) to Average Net Assets	0.21%[5]	-0.10%	-0.46%	-0.21%	-0.32%	-0.48%
Portfolio Turnover Rate	12%[4]	26%	71%	34%	36%	69%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	The ratio of expenses to average net assets includes legal expense.
[3]	Amount is less than $0.05.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

26

ETFMG Prime 2x Daily Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]

Net Asset Value, Beginning Period	$4.60	$10.00
Income (Loss) from Investment Operations:
Net investment loss [2]	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.31	(5.38)
Total from investment operations	1.29	(5.40)
Net asset value, end period	$5.89	$4.60
Total Return	28.00%[3]	-53.98%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$3,063	$506

Gross Expenses to Average Net Assets	0.95%[4]	0.95%[4]
Net Investment (Loss) to Average Net Assets	-0.93%[4]	-0.88%[4]
Portfolio Turnover Rate	0%[3]	0%[3]

[1]	The Fund commenced operations on June 15, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

27

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]

Net Asset Value, Beginning Period	$17.12	$10.00
Income (Loss) from Investment Operations:
Net investment loss [2]	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(7.94)	7.14
Total from investment operations	(8.00)	7.12
Net asset value, end period	$9.12	$17.12
Total Return	-46.72%[3]	71.23%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$182	$856

Gross Expenses to Average Net Assets	0.95%[4]	0.95%[4]
Net Investment Income (Loss) to Average Net Assets	-0.94%[4]	-0.50%[4]
Portfolio Turnover Rate	0%[3]	0%[3]

[1]	The Fund commenced operations on June 15, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

28

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), and ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Prime Junior Silver Miners ETF	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).
ETFMG Prime 2x Daily Junior Silver Miners ETF	6/15/2021	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period.
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	6/15/2021	Seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) (or opposite) of the return of the Index for a single day, not for any other period.

The Funds may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective.

The Funds each currently offer one class of shares, which have no front-end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares for SILJ and 10,000 shares for SILX and SINV, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

29

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the ETFMG Prime Junior Silver Miners ETF held two securities that were fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

30

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

ETFMG Prime Junior Silver Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$931,187,063	$—	$113,115	$931,320,178
Short Term Investments	8,910,634	—	—	8,910,634
Total Investments in Securities	$940,097,697	$—	$113,115	$940,230,812

ETFMG Prime 2x Daily Junior Silver Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,292,656	$—	$—	$1,292,656
Total Investments in Securities	$1,292,656	$—	$—	$1,292,656

Swap Contracts*	Level 1	Level 2	Level 3	Total
Short Term Investments	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$94,920	$—	$—	$94,920
Total Investments in Securities	$94,920	$—	$—	$94,920

Swap Contracts*	Level 1	Level 2	Level 3	Total
Short Term Investments	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

^	See Schedule of Investments for classifications by country and industry.
*	Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

31

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

32

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of March 31, 2022.

ETFMG Prime 2x Daily Junior Silver Miners ETF

		Gross			Gross Amounts not
		Amounts of			offset in the Statements
		Recognized			of Assets & Liabilities
Assets
Presented in
		the	Gross
		Statements	Amounts
		of Assets &	Available	Net	Financial	Collateral	Net
Counterparty	Investment Type	Liabilities	Offset	Amounts	Instruments	Received	Amount
Cowen and Company, LLC	Total Return Swap Contract	$213,849	$—	$213,849	$—	$—	$213,849

33

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF

		Gross			Gross Amounts not
		Amounts of			offset in the Statements
		Recognized			of Assets & Liabilities
Assets
Presented in
		the	Gross
		Statements	Amounts
		of Assets &	Available	Net	Financial	Collateral	Net
Counterparty	Investment Type	Liabilities	Offset	Amounts	Instruments	Received	Amount
Cowen and Company, LLC	Total Return Swap Contract	$(43,535)	$—	$(43,435)	$—	$—	$(43,535)

The average monthly notional amount of the swap contracts during the period ended March 31, 2022 for the Funds were:

ETFMG Prime 2x Daily Junior Silver Miners ETF	Swap Contract	$2,802,732
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	Swap Contract	$(403,754)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

		Assets	Liabilities	Net Unrealized Gain (Loss)
ETFMG Prime 2x Daily Junior Silver Miners ETF	Swap Contract	$213,849	$—	$—
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	Swap Contract	$—	$43,535	$—

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended March 31, 2022:

		Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
ETFMG Prime 2x Daily Junior Silver Miners ETF	Swap Contract	$193,489	$—
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	Swap Contract	$(226,369)	$—

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds, other than VALT, are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

34

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19),have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested.

35

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Daily Index Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, a Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that a Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over-or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect a Fund’s ability to adjust exposure to the required levels.

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Prime Junior Silver Miners ETF	0.69%
ETFMG Prime 2x Daily Junior Silver Miners ETF	0.95%
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	0.95%

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for SILJ, SILX, and SINV. Level is not affiliated with the Trust or the Advisor.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

36

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2022, the Funds did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2022:

	Purchases	Sales
ETFMG Prime Junior Silver Miners ETF	$92,120,693	$101,761,248

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2022:

	Purchases In-	Sales In-
	Kind	Kind
ETFMG Prime Junior Silver Miners ETF	$170,536,528	$87,007,414

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2022.

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Prime Junior Silver Miners ETF	$916,697,076	$39,467,924	$(228,497,140)	$(189,029,216)
ETFMG Prime 2x Daily Junior Silver Miners ETF	—	—	—	—
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	—	—	—	—

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

37

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of September 30, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-Term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	Loss	Gain (Loss)
ETFMG Prime Junior Silver Miners ETF	$—	$—	$—	$(75,898,165)	$(264,927,381)
ETFMG Prime 2x Daily Junior Silver Miners ETF	—	—	—	(157,840)	(157,840)
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	621,993	—	621,993	—	621,993

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the Funds had accumulated capital loss carryovers of:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
	ST	LT	Expires
ETFMG Prime Junior Silver Miners ETF	$(50,115,596)	$(23,278,875)	Indefinite
ETFMG Prime 2x Daily Junior Silver Miners ETF	(157,840)	—	Indefinite
ETFMG Prime 2x Daily Inverse Junior Silver
Miners ETF	—	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2021.

Post-
	Late Year	October
	Ordinary	Capital
	Loss	Loss
ETFMG Prime Junior Silver Miners ETF	$2,503,820	$—
ETFMG Prime 2x Daily Junior Silver Miners ETF	—	—
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	—	—

The tax charter of distributions paid during the period ended March 31, 2022, and the year ended September 30, 2021 were as follows:

	Period Ended		Year Ended
	March 31, 2022		September 30, 2021
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
ETFMG Prime Junior Silver Miners ETF	$2,774,481	—	$7,160,000	—
ETFMG Prime 2x Daily Junior Silver Miners ETF	—	—	—	—
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	—	—	—	—

38

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 8 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C -152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

With respect to Note 8 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

39

ETFMG Prime Junior Silver Miners ETF

ETFMG Prime 2X Daily Junior Silver Miners ETF

ETFMG Prime 2X Daily Inverse Junior Silver Miners ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2X Daily Junior Silver Miners ETF (“SILX”) and ETFMG Prime 2X Daily Inverse Junior Silver Miners ETF (“SINV”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Funds by the Adviser; (ii) comparative fee and expense data for each Fund in relation to other similar investment companies; (iii) the extent to which economies of scale may be realized as the Funds grow and whether the proposed advisory fee for each Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, the Adviser provided responses to detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive session both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided.

The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser provides investment advisory services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemption of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure; and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing ETFs, as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

40

ETFMG Prime Junior Silver Miners ETF

ETFMG Prime 2X Daily Junior Silver Miners ETF

ETFMG Prime 2X Daily Inverse Junior Silver Miners ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser.

Historical Performance.

The Board then considered the past performance of the Funds over various time periods ending December 31, 2021. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. In this regard, the Board noted the short time that each of SILX and SINV have been in operation.

The Board additionally reviewed each Fund’s performance as compared to its underlying index or the correlation of returns to benchmark information, as applicable, for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant than it is for actively managed funds, given the Funds’ investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the correlation of performance verses the benchmark (or relevant inverse of multiple thereof). The Board reviewed information regarding each Fund’s correlation of return to the benchmark, discussing, as applicable, factors which contributed to each Fund’s correlation of returns. The Board noted underperformance by each Fund relative to its benchmark (or relevant inverse or multiple thereof) over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes, cash drag, the process of rebalancing the Funds’ portfolios and regulatory requirements. The Board noted management’s representations that the Funds’ performance correlation of returns versus target performance was within the range of expectations. The Board concluded that, after taking these factors into account, each Fund’s correlation of returns versus target performance was satisfactory.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Fall-Out Benefits and Economies of Scale.

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for SILJ was higher than the average and median expense ratios for its peer group; that with respect to SILX, the advisory fee was lower than the average and median expense ratios for its peer group; and that with respect to SINV, the advisory fee was lower than the average and equal to the median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

41

ETFMG Prime Junior Silver Miners ETF

ETFMG Prime 2X Daily Junior Silver Miners ETF

ETFMG Prime 2X Daily Inverse Junior Silver Miners ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

42

ETFMG™ ETFs

EXPENSE EXAMPLES

Period Ended March 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During the Period October 1, 2021 to March 31, 2022
ETFMG Prime Junior Silver Miners ETF
Actual	$1,000.00	$1,194.60	$3.78	0.69%
Hypothetical (5% annual)	1,000.00	1,021.49	3.48	0.69%
ETFMG Prime 2x Daily Junior Silver Miners ETF
Actual	1,000.00	1,280.00	5.40	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	0.95%
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF
Actual	1,000.00	532.80	3.63	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	0.95%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

43

ETFMG™ ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Prime Junior Silver Miners ETF, ETFMG Prime 2X Daily Junior Silver Miners ETF and ETFMG Prime 2X Daily Inverse Junior Silver Miners ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2021, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

44

ETFMG™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

45

ETFMG™ ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

46

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
ETFMG Prime Junior Silver Miners ETF	7.70%
ETFMG Prime 2x Daily Junior Silver Miners ETF	0.00%
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
ETFMG Prime Junior Silver Miners ETF	4.05%
ETFMG Prime 2x Daily Junior Silver Miners ETF	0.00%
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
ETFMG Prime Junior Silver Miners ETF	0.00%
ETFMG Prime 2x Daily Junior Silver Miners ETF	0.00%
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF	0.00%

During the year ended September 30, 2021, the Funds did not declare any long-term realized gains distributions.

47

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited) (Continued)

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/21
ETFMG Prime Junior Silver Miners ETF	4,543,400	552,243	0.07375649	0.00896498	61,600,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

48

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

ETFMG Prime Cyber Security ETF

HACK

ETFMG Prime Mobile Payments ETF

IPAY

ETFMG Sit Ultra Short ETF

VALT

ETFMG Treatments, Testing and

Advancements ETF

GERM

Semi-Annual Report

March 31, 2022

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG™ ETFs

March 31, 2022 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

Performance Overview

During the 6-month period ended March 31, 2022, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 6.94%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 2.81%. Below is a performance overview for each fund for the same 6-month period.

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (“HACK”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Cyber Defense Index (the “PCD Index”).

Over the period, the total return for HACK was -3.71%, while the total return for the PCD Index was -3.30%. The best performers in HACK, on the basis of contribution to return, were Palo Alto Networks Inc, Juniper Networks Inc, Mandiant Inc, Cloudflare Inc - Class A and Fortinet Inc, while the worst performers were Darktrace Plc, Okta Inc, Everbridge Inc, Cognyte Software Ltd and Ipsidy Inc.

At the end of the period, HACK saw an average approximate allocation of 82.58% to Information Technology and 16.67% to Industrials. The portfolio securities of HACK were exposed predominately to the United States at 85.11%, 6.21% to the United Kingdom and 4.06% to Israel.

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (“IPAY”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Mobile Payments Index (the “PMP Index”).

Over the period, the total return for IPAY was -22.95%, while the total return for the PMP Index was -22.98%. The best performers in IPAY, on the basis of contribution to return, were American Express Co, Cielo Sa, Jack Henry & Associates Inc, Kakaopay Corp and Wex Inc, while the worst performers were Paypal Holdings Inc, Block Inc, Affirm Holdings Inc, Adyen Nv and Wise Plc - A.

At the end of the period, IPAY saw an average approximate allocation of 89.22% to Information Technology and 10.21% to Financials. The portfolio securities of IPAY were exposed predominately to the United States at 70.7%, 4.86% to Netherlands and 4.73% to Brazil.

ETFMG Sit Ultra Short ETF (VALT)

The ETFMG Sit Ultra Short ETF (“VALT”) is an actively managed exchange-traded fund that seeks maximum current income, consistent with preservation of capital and daily liquidity.

Over the period, the total return for VALT was -1.18%, while the total return for its benchmark, the Bloomberg Barclays U.S. Treasury Bills Index: 1–3-month Index, was 0.04%.

ETFMG™ ETFs

VALT seeks to achieve its investment objective by investing in a diversified portfolio of high-quality, short-term U.S. dollar-denominated domestic and foreign debt securities and other instruments. VALT uses the Bloomberg Barclays U.S. Treasury Bills Index: 1-3-month Index as its benchmark index. During normal market conditions, the average portfolio effective duration for VALT is expected be more than 2 months, but less than 1 year. However, VALT is not a money market fund, does not seek to maintain a fixed or stable net asset value of $1, is not subject to the rules that govern the quality, maturity, liquidity, and other features of securities that money market funds may purchase, and does not have the tax advantages of a money market fund.

ETFMG Treatments, Testing and Advancements ETF (GERM)

The ETFMG Treatments, Testing and Advancements ETF ( “GERM”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Treatments, Testing and Advancements Index (the “ PTT Index”).

Over the fiscal period, the total return for GERM was -33.24%, while the total return the for the PTT Index was -33.36%. The best performers in GERM, on the basis of contribution to return, were Dicerna Pharmaceuticals Inc, Abbvie Inc, Biocryst Pharmaceuticals Inc, Bristol-Myers Squibb Co and Eli Lilly & Co, while the worst performers were Moderna Inc, Novavax Inc, Adagio Therapeutics Inc, Curevac Nv and I-Mab-Sponsored Adr.

At the end of the period, GERM saw an average approximate allocation of 99.61% to Health Care. The portfolio securities of GERM were exposed predominately to the United States at 78.2%, 10.26% to Germany and 5.2% to Canada.

You can find further details about each of HACK, IPAY, VALT and GERM by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III

Chairman of the Board

ETFMG Prime Cyber Security ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	5 Year Return	Since Inception (11/11/14)	Value of $10,000 (3/31/2022)
ETFMG Prime Cyber Security ETF (NAV)	7.54%	15.31%	12.81%	$24,355
ETFMG Prime Cyber Security ETF (Market)	7.27%	15.32%	12.83%	$24,384
S&P 500 Index	15.65%	15.99%	13.57%	$25,592
Prime Cyber Defense Index*	8.34%	15.76%	13.32%	$25,172

* The Fund’s benchmark before 8/1/17 was the ISE Cyber Security Index. On 8/1/17, the Fund’s benchmark became the Prime Cyber Defense Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*
	Security	% of Total Investments
1	Splunk, Inc.	4.34%
2	Crowdstrike Holdings, Inc. - Class A	4.23%
3	Cloudflare, Inc. - Class A	4.10%
4	Palo Alto Networks, Inc.	3.87%
5	Akamai Technologies, Inc.	3.73%
6	BAE Systems PLC	3.62%
7	VeriSign, Inc.	3.62%
8	Fortinet, Inc.	3.62%
9	Zscaler, Inc.	3.55%
10	Cisco Systems, Inc.	3.54%

Top Ten Holdings = 38.22% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Prime Mobile Payments ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	5 Year Return	Since Inception (7/15/15)	Value of $10,000 (3/31/2022)
ETFMG Prime Mobile Payments ETF (NAV)	-21.47%	13.49%	11.82%	$21,168
ETFMG Prime Mobile Payments ETF (Market)	-21.96%	13.36%	11.77%	$21,106
S&P 500 Index	15.65%	15.99%	14.23%	$24,426
Prime Mobile Payments Index*	-21.16%	14.13%	12.46%	$21,997

* The Fund’s benchmark before 8/1/17 was the ISE Mobile Payments Index. On 8/1/17, the Fund’s benchmark became the Prime Mobile Payments Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*
	Security	% of Total Investments
1	PayPal Holdings, Inc.	5.29%
2	Block, Inc.	5.04%
3	Visa, Inc. - Class A	4.96%
4	MasterCard, Inc. - Class A	4.86%
5	American Express Co.	4.82%
6	Fiserv, Inc.	4.27%
7	ETFMG Sit Ultra Short ETF**	4.23%
8	Adyen NV	4.10%
9	Fidelity National Information Services, Inc.	4.07%
10	Global Payments, Inc.	2.89%

Top Ten Holdings= 44.53% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

ETFMG Sit Ultra Short ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	Since Inception (10/8/2019)	Value of $10,000 (3/31/2022)
ETFMG Sit Ultra Short ETF (NAV)	-0.78%	0.30%	$10,074
ETFMG Sit Ultra Short ETF (Market)	-0.78%	0.30%	$10,075

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 8, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Sit Ultra Short ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*
	Security	% of Total Investments
1	Dominion Energy, Inc.	2.43%
2	Entergy Louisiana LLC	2.24%
3	United States Trasury Inflation Index Bonds	2.22%
4	Nationwide Mutual Insurance Co.	2.20%
5	General Mills, Inc.	2.20%
6	Toronto-Dominion Bank	2.18%
7	Goldman Sachs Group, Inc.	2.15%
8	Charles Schwab Corp.	2.02%
9	L3Harris Technologies, Inc.	1.94%
10	PPL Electric Utilities Corp.	1.74%

Top Ten Holdings =21.32% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Treatments, Testing and Advancements ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	Since Inception (6/17/2020)	Value of $10,000 (3/31/2022)
ETFMG Treatments, Testing and Advancements ETF (NAV)	-22.61%	5.77%	$11,054
ETFMG Treatments, Testing and Advancements ETF (Market)	-22.67%	5.85%	$11,069
S&P 500 Index	15.65%	25.22%	$14,944
Prime Treatments, Testing and Advancements Index NTR	-22.82%	5.37%	$10,997

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 17, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Treatments, Testing and Advancements ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*
	Security	% of Total Investments
1	Moderna, Inc.	5.28%
2	BioNTech SE - ADR	5.20%
3	Alnylam Pharmaceuticals, Inc.	4.29%
4	Laboratory Corp. of America Holdings	4.23%
5	Bio-Rad Laboratories, Inc. - Class A	4.01%
6	Quidel Corp.	3.13%
7	Zai Lab, Ltd. - ADR	3.04%
8	Ortho Clinical Diagnostics Holdings PLC	2.95%
9	Quest Diagnostics, Inc.	2.92%
10	ETFMG Sit Ultra Short ETF**	2.69%

Top Ten Holdings = 37.74% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The fund is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Diversification does not assure a profit or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index. The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Prime Indexes.

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

ETFMG™ ETFs

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Prime Indexes.

VALT

The ETFMG Sit Ultra Short ETF (the “Fund” or the “Ultra Short ETF”) seeks maximum current income, consistent with preservation of capital and daily liquidity.

The market price of the Fund’s fixed-income instruments may change, sometimes rapidly or unpredictably, in response to changes in interest rates, factors affecting securities markets generally, and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. The Fund may invest in floating rate securities, which are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. The Fund may invest in U.S. dollar-denominated debt obligations of foreign issuers. Mortgage-and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. From time to time the Fund may invest a substantial amount of its assets in taxable or tax-exempt municipal securities whose interest is paid solely from revenues of similar projects.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. In the event of large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s performance.

Distributed by ETFMG Financial LLC, which is not affiliated with Sit Investment Associates.

GERM

The ETFMG Treatments, Testing and Advancements ETF (the “Fund”) seeks to provide investment results that, before fees and  expenses, correspond generally to the total return performance of the Prime Treatments, Testing and Advancements Index (the  “Index”).

Vaccine development companies are involved in discovering, developing and commercializing novel drugs with significant market potential. These companies face challenges including pre-clinical testing and clinical trial stages of development. Clinical trials may be delayed, and certain programs may never advance in the clinic or may be more costly to conduct than anticipated. Vaccine development requires companies to seek and secure significant funding. If there are delays in obtaining required regulatory and marketing approvals the ability of vaccine development companies to generate revenue will be materially impaired. If regulatory approval is obtained, products will still remain subject to regulatory scrutiny with regulatory authorities having the ability impose significant restrictions on the indicated uses or marketing. Lastly, even if a licensed product is achieved, vaccine development companies may encounter difficulties in manufacturing, product release, shelf life, testing, storage, supply chain management, or shipping.

ETFMG™ ETFs

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Prime Indexes.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Treatments, Testing and Advancements ETF
As a percent of Net Assets:
Australia	—%	0.4%	—%	—%
Bermuda	—	0.4	—	—
Brazil	—	1.4	—	—
Canada	1.1	2.2	—	3.5
Cayman Islands	0.1	6.3	—	5.2
Denmark	—	—	—	0.1
Finland	0.1	—	—	—
France	—	1.7	—	0.7
Germany	0.1	—	—	6.9
Isle of Man	0.2	—	—	—
Israel	5.6	—	—	—
Italy	—	1.9	—	—
Japan	2.1	2.3	—	0.7
Jersey	1.2	—	—	—
Netherlands	—	4.9	—	3.3
Puerto Rico	—	1.3	—	—
Republic of Korea	0.2	2.4	—	—
Sweden	0.1	—	—	—
United Kingdom	7.2	3.3	—	6.6
United States	81.2	70.9	—	72.6
Coporate Bonds	—	—	93.1	—
Municipal Debt Obligations	—	—	1.9	—
U.S. Government Notes/Bonds	—	—	4.1
Short-Term and other Net Assets
(Liabilities)	0.8	0.6	0.9	0.4
	100.0%	100.0%	100.0%	100.0%

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Canada - 1.1%
Software - 1.1% (d)
Absolute Software Corp.	255,503	$2,156,187
BlackBerry, Ltd. (a)	2,879,487	21,351,713
Total Software		23,507,900

Cayman Islands - 0.1%
Software - 0.1% (d)
Arqit Quantum, Inc. (a)	116,415	1,813,746

Finland - 0.1%
Software - 0.1% (d)
F-Secure Oyj (a)	486,358	2,456,136

Germany - 0.1%
IT Services - 0.1%
Secunet Security Networks AG	6,841	3,212,572

Isle Of Man - 0.2%
Software - 0.2% (d)
Kape Technologies PLC (a)	744,503	3,809,363

Israel - 5.6%
Communications Equipment - 0.3%
Radware, Ltd. (a)(b)	192,536	6,155,376
Software - 5.3% (d)
Allot Communications, Ltd. (a)	180,380	1,461,078
Check Point Software Technologies, Ltd. (a)	531,103	73,430,301
Cognyte Software, Ltd. (a)	339,745	3,842,516
CyberArk Software, Ltd. (a)	199,452	33,657,525
Tufin Software Technologies, Ltd. (a)	169,123	1,510,268
Total Software		113,901,688
Total Israel		120,057,064

Japan - 2.1%
Software - 2.1% (d)
Cyber Security Cloud, Inc. (a)	25,575	459,232
Digital Arts, Inc.	52,589	3,205,277
Trend Micro, Inc.	688,653	40,502,345
Total Software		44,166,854

Jersey - 1.2%
Software - 1.2% (d)
Mimecast, Ltd. (a)	318,900	25,371,684

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value

Republic of Korea - 0.2%
Software - 0.2% (d)
Ahnlab, Inc.	34,319	$3,505,377

Sweden - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fingerprint Cards AB - Class B (a)	1,239,213	1,959,829

United Kingdom - 7.2%
Aerospace & Defense - 5.6%
BAE Systems PLC	9,885,942	93,166,081
QinetiQ Group PLC	2,930,059	11,716,541
Ultra Electronics Holdings PLC	347,995	15,195,410
Total Aerospace & Defense		120,078,032
IT Services - 0.2%
NCC Group PLC	1,561,019	3,744,444
Software - 1.4% (d)
Avast PLC (f)	3,226,442	23,989,362
Darktrace PLC (a)	1,088,804	6,436,364
Total Software		30,425,726
Total United Kingdom		154,248,202

United States - 81.2%
Aerospace & Defense - 1.0%
Parsons Corp. (a)(b)	525,106	20,321,602
Communications Equipment - 10.7%
Cisco Systems, Inc.	1,633,185	91,066,396
F5 Networks, Inc. (a)(b)	307,568	64,266,334
Juniper Networks, Inc.	1,620,588	60,221,050
NetScout Systems, Inc. (a)	361,284	11,589,991
Total Communications Equipment		227,143,771
IT Services - 18.5%
Akamai Technologies, Inc. (a)(b)	802,304	95,787,075
Cerberus Cyber Sentinel Corp. (a)	558,058	2,968,869
Cloudflare, Inc. - Class A (a)(b)	880,470	105,392,259
LiveRamp Holdings, Inc. (a)	336,981	12,599,720
Okta, Inc. (a)(b)	545,136	82,293,731
SolarWinds Corp. (b)	198,536	2,642,514
VeriSign, Inc. (a)	418,651	93,133,101
Total IT Services		394,817,269
Professional Services - 10.1%
Booz Allen Hamilton Holding Corp.	665,470	58,454,885
CACI International, Inc. - Class A (a)	117,119	35,283,270
Leidos Holdings, Inc.	708,690	76,552,694
ManTech International Corp. - Class A	205,675	17,727,128
Science Applications International Corp. (b)	287,761	26,522,931
Total Professional Services		214,540,908

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Software - 40.9% (d)
A10 Networks, Inc.	328,698	$4,585,337
CommVault Systems, Inc. (a)	224,571	14,900,286
Crowdstrike Holdings, Inc. - Class A (a)	479,233	108,824,230
Everbridge, Inc. (a)(b)	199,300	8,697,452
ForgeRock, Inc. - Class A (a)	140,035	3,069,567
Fortinet, Inc. (a)(b)	272,188	93,017,527
Ipsidy, Inc. (a)	83,822	328,582
KnowBe4, Inc. - Class A (a)(b)	794,786	18,295,974
Mandiant, Inc. (a)(b)	1,195,001	26,660,472
N-able, Inc. (a)	297,665	2,708,751
NortonLifeLock, Inc. (b)	2,951,467	78,272,905
OneSpan, Inc. (a)	178,526	2,577,915
Palo Alto Networks, Inc. (a)(b)	159,672	99,397,417
Ping Identity Holding Corp. (a)	354,105	9,713,100
Qualys, Inc. (a)(b)	152,602	21,732,051
Rapid7, Inc. (a)(b)	291,588	32,436,249
Sailpoint Technologies Holdings, Inc. (a)(b)	468,717	23,988,936
SecureWorks Corp. - Class A (a)(b)	263,529	3,491,759
SentinelOne, Inc. - Class A (a)(b)	1,324,246	51,301,290
Splunk, Inc. (a)	751,627	111,699,288
Sumo Logic, Inc. (a)	543,779	6,345,901
Telos Corp. (a)	202,860	2,022,514
Tenable Holdings, Inc. (a)	530,397	30,651,643
Varonis Systems, Inc. (a)	539,800	25,662,092
VirnetX Holding Corp. (a)(b)	320,429	522,299
Zscaler, Inc. (a)(b)	378,203	91,252,820
Total Software		872,156,357
Total United States		1,728,979,907
TOTAL COMMON STOCKS (Cost $1,813,858,973)		2,113,088,634

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.7%
ETFMG Sit Ultra Short ETF (e)	1,750,000	85,863,050
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	355,673,245	355,673,245
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $443,090,562)		441,536,295

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 0.18% (c)	16,241,332	16,241,332
TOTAL SHORT-TERM INVESTMENTS (Cost $16,241,332)		16,241,332

Total Investments (Cost $2,273,190,867) - 120.7%		2,570,866,261
Liabilities in Excess of Other Assets - (20.7)%		(441,443,129)
TOTAL NET ASSETS - 100.0%		$2,129,423,132

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

PLC   Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022 the Fund had a significant portion of its assets in the Software Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(f)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the market value of these securities total $23,989,362, which represents 1.1% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 0.4%
IT Services - 0.4% (d)
EML Payments, Ltd. (a)	1,446,761	$3,258,666

Bermuda - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology, Ltd.	4,789,450	3,943,670

Brazil - 1.4%
IT Services - 1.4% (d)
Cielo SA	19,474,241	12,639,104

Canada - 2.2%
IT Services - 2.2% (d)
Nuvei Corp. (a)(f)	261,849	19,688,682

Cayman Islands - 6.3%
IT Services - 6.3% (d)
Dlocal, Ltd. (a)	470,755	14,715,801
Pagseguro Digital, Ltd. - Class A (a)(b)	828,396	16,609,340
StoneCo., Ltd. - Class A (a)(b)	1,053,405	12,324,839
Yeahka, Ltd. (a)	3,710,893	11,416,966
Total IT Services		55,066,946

Cyprus - 0.0%
IT Services - 0.0%
QIWI PLC - ADR (b)(g)	235,051	—

France - 1.7%
IT Services - 1.7% (d)
Worldline SA (a)(f)	343,195	14,990,934

Italy - 1.9%
IT Services - 1.9% (d)
Nexi SpA (a)(f)	1,448,947	16,830,514

Japan - 2.3%
Consumer Finance - 0.4%
Jaccs Co., Ltd.	127,526	3,226,385
IT Services - 1.8% (d)
GMO Financial Gate, Inc.	15,172	1,935,446
GMO Payment Gateway, Inc.	133,693	13,815,163
Total IT Services		15,750,609

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Software - 0.1%
Intelligent Wave, Inc.	225,157	$1,072,705
Total Japan		20,049,699

Netherlands - 4.9%
IT Services - 4.9% (d)
Adyen NV (a)(f)	21,372	42,770,007

Puerto Rico - 1.3%
IT Services - 1.3% (d)
EVERTEC, Inc.	277,351	11,351,976

Republic of Korea - 2.4%
IT Services - 2.4% (d)
Danal Co., Ltd. (a)	298,355	3,040,043
Kakaopay Corp. (a)	146,694	17,972,905
Total IT Services		21,012,948

United Kingdom - 3.3%
IT Services - 3.3% (d)
Network International Holdings PLC (a)(f)	3,964,591	14,582,595
PayPoint PLC	249,965	1,911,088
Wise PLC - Class A (a)	1,935,074	12,582,912
Total IT Services		29,076,595

United States - 70.9%
Consumer Finance - 9.8%
American Express Co.	269,271	50,353,677
Discover Financial Services	232,058	25,570,471
Green Dot Corp. - Class A (a)	390,177	10,722,064
Total Consumer Finance		86,646,212
IT Services - 58.4% (d)
Affirm Holdings, Inc. (a)(b)	388,970	18,001,532
Block, Inc. (a)(b)	388,368	52,662,700
Boku, Inc. (a)(f)	1,072,706	1,557,118
Cantaloupe, Inc. (a)	250,934	1,698,823
Euronet Worldwide, Inc. (a)(b)	109,781	14,287,997
Evo Payments, Inc. - Class A (a)(b)	447,722	10,337,901
Fidelity National Information Services, Inc.	422,975	42,475,150
Fiserv, Inc. (a)(b)	439,422	44,557,391
FleetCor Technologies, Inc. (a)	81,160	20,213,710
Flywire Corp. (a)	411,783	12,592,324
Global Payments, Inc.	220,580	30,184,167
I3 Verticals, Inc. - Class A (a)	137,349	3,826,543
International Money Express, Inc. (a)	167,235	3,446,713
Jack Henry & Associates, Inc. (b)	89,354	17,607,206
Marqeta, Inc. - Class A (a)	1,160,624	12,813,289

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value

MasterCard, Inc. - Class A	142,054	$50,767,259
MoneyGram International, Inc. (a)	321,317	3,393,108
Net 1 UEPS Technologies, Inc. (a)	349,800	2,053,326
Payoneer Global, Inc. (a)	2,379,202	10,611,241
PayPal Holdings, Inc. (a)	477,985	55,278,964
Remitly Global, Inc. (a)(b)	959,345	9,468,735
Sezzle, Inc. (a)(b)	1,549,116	1,559,132
Shift4 Payments, Inc. - Class A (a)(b)	246,600	15,271,938
Visa, Inc. - Class A (b)	233,743	51,837,184
Western Union Co. (b)	728,891	13,659,417
WEX, Inc. (a)	80,506	14,366,296
Total IT Services		514,529,164
Software - 2.7%
ACI Worldwide, Inc. (a)(b)	345,395	10,876,489
NCR Corp. (a)	309,146	12,424,577
Total Software		23,301,066
Total United States		624,476,442
TOTAL COMMON STOCKS (Cost $992,661,897)		875,156,183

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 18.6%
ETFMG Sit Ultra Short ETF (e)	900,000	44,158,140
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	119,644,335	119,644,335
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $164,650,852)		163,802,475

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 0.18% (c)	5,381,430	5,381,430
TOTAL SHORT-TERM INVESTMENTS (Cost $5,381,430)		5,381,430

Total Investments (Cost $1,162,694,179) - 118.6%		1,044,340,088
Liabilities in Excess of Other Assets - (18.6)%		(163,849,408)
TOTAL NET ASSETS - 100.0%		$880,490,680

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

PLC   Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022 the Fund had a significant portion of its assets in the IT Services Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(f)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the market value of these securities total $110,419,850, which represents 12.5% of total net assets.
(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 93.1%
Aerospace & Defense - 1.9%
L3Harris Technologies, Inc.
1.453%, (3 Month LIBOR + 0.750%), 03/10/2023 (b)	$4,387,000	$4,404,044
Automotive - 10.0%
American Honda Finance Corp.
0.630%, (3 Month LIBOR + 0.150%), 02/22/2023 (b)	440,000	439,687
1.030%, (3 Month LIBOR + 0.420%), 09/08/2023 (b)	1,771,000	1,773,081
0.518%, (3 Month LIBOR + 0.280%), 01/12/2024 (b)	2,000,000	1,999,229
BMW US Capital LLC
0.570%, (SOFRIX + 0.380%), 08/12/2024 (a)(b)	1,000,000	995,390
General Motors Financial Co., Inc.
1.009%, (SOFR + 0.760%), 03/08/2024 (b)	2,244,000	2,229,251
0.739%, (SOFR + 0.620%), 10/15/2024 (b)	1,000,000	984,473
Hyundai Capital America
2.850%, 11/01/2022 (a)	2,000,000	2,006,631
1.250%, 09/18/2023 (a)	2,564,000	2,496,882
John Deere Capital Corp.
0.216%, (SOFR + 0.120%), 07/10/2023 (b)	865,000	861,956
0.296%, (SOFR + 0.200%), 10/11/2024 (b)	1,000,000	997,340
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.450%, 07/01/2024 (a)	2,200,000	2,207,986
SMBC Aviation Capital Finance DAC
3.550%, 04/15/2024 (a)	395,000	393,695
Toyota Motor Credit Corp.
0.538%, (SOFRIX + 0.260%), 06/18/2024 (b)	2,242,000	2,226,729
0.553%, (SOFR + 0.290%), 09/13/2024 (b)	3,200,000	3,173,772
		22,786,102

Banks - 21.5%
Bank of America Corp.
0.909%, (3 Month BSBY + 0.430%), 05/28/2024 (b)	3,630,000	3,626,261
1.219%, (3 Month LIBOR + 0.960%), 07/23/2024 (b)	2,500,000	2,512,762
Bank of Montreal
0.423%, (SOFRIX + 0.320%), 07/09/2024 (b)	2,663,000	2,640,894
Bank of Nova Scotia
0.526%, (SOFR + 0.260%), 09/15/2023 (b)	1,595,000	1,587,386
0.564%, (SOFRIX + 0.445%), 04/15/2024 (b)	1,500,000	1,492,943
Barclays PLC
1.839%, (3 Month LIBOR + 1.380%), 05/16/2024 (b)	2,481,000	2,493,440
Canadian Imperial Bank of Commerce
0.621%, (SOFR + 0.340%), 06/22/2023 (b)	500,000	498,377
0.541%, (SOFR + 0.420%), 10/18/2024 (b)	1,000,000	989,445
Citizens Financial Group, Inc.
4.150%, 09/28/2022 (a)	1,115,000	1,128,062
3.750%, 07/01/2024	500,000	501,738
Cooperatieve Rabobank UA
0.711%, (3 Month LIBOR + 0.480%), 01/10/2023 (b)	895,000	896,353

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Principal
	Amount	Value
Huntington Bancshares, Inc.
4.350%, 02/04/2023	$1,766,000	$1,792,014
JPMorgan Chase & Co.
0.853%, (SOFR + 0.580%), 03/16/2024 (b)	1,380,000	1,376,137
1.149%, (3 Month LIBOR + 0.890%), 07/23/2024 (b)	3,648,000	3,669,173
0.765%, (SOFR + 0.535%), 06/01/2025 (b)	500,000	495,402
KeyBank NA
0.600%, (SOFR + 0.320%), 06/14/2024 (b)	3,550,000	3,526,143
Mizuho Financial Group, Inc.
1.081%, (3 Month LIBOR + 0.840%), 07/16/2023 (b)	500,000	500,635
1.226%, (3 Month LIBOR + 0.990%), 07/10/2024 (b)	1,400,000	1,406,476
PNC Bank NA
0.768%, (3 Month LIBOR + 0.500%), 07/27/2022 (b)	2,160,000	2,160,911
Royal Bank of Canada
0.422%, (SOFRIX + 0.300%), 01/19/2024 (b)	700,000	695,771
0.515%, (SOFRIX + 0.360%), 07/29/2024 (b)	2,150,000	2,137,246
Toronto-Dominion Bank
0.608%, (SOFR + 0.350%), 09/10/2024 (b)	5,000,000	4,957,980
Truist Bank
0.776%, (SOFR + 0.730%), 03/09/2023 (b)	2,500,000	2,504,458
0.319%, (SOFR + 0.200%), 01/17/2024 (b)	593,000	590,377
US Bank NA
0.904%, (3 Month LIBOR + 0.440%), 05/23/2022 (b)	805,000	804,942
0.666%, (3 Month BSBY + 0.170%), 06/02/2023 (b)	1,696,000	1,691,675
Webster Financial Corp.
4.375%, 02/15/2024	750,000	766,138
Westpac Banking Corp.
0.806%, (3 Month LIBOR + 0.570%), 01/11/2023 (b)	1,500,000	1,503,856
		48,946,995
Capital Goods - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/2023	1,000,000	958,345
1.750%, 10/29/2024	1,500,000	1,415,638
Air Lease Corp.
0.800%, 08/18/2024	1,040,000	981,151
		3,355,134
Chemicals - 0.6%
Cabot Corp.
3.700%, 07/15/2022	1,370,000	1,377,915
Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.5%
Triton Container International, Ltd.
1.150%, 06/07/2024 (a)	3,550,000	3,372,869
Communications Equipment - 0.3%
Motorola Solutions, Inc.
4.000%, 09/01/2024	580,000	590,047

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Principal
	Amount	Value
Consumer Services - 2.7%
7-Eleven, Inc.
0.800%, 02/10/2024 (a)	$3,505,000	$3,371,575
Expedia Group, Inc.
3.600%, 12/15/2023	1,500,000	1,514,232
Starbucks Corp.
0.612%, (SOFRIX + 0.420%), 02/14/2024 (b)	1,300,000	1,301,562
		6,187,369
Diversified Financial Services - 8.6%
Bank of New York Mellon Corp.
1.349%, (3 Month LIBOR + 1.050%), 10/30/2023 (b)	910,000	914,165
0.404%, (SOFR + 0.260%), 04/26/2024 (b)	500,000	498,401
0.340%, (SOFR + 0.200%), 10/25/2024 (b)	1,648,000	1,638,425
BGC Partners, Inc.
5.375%, 07/24/2023	1,245,000	1,274,722
Capital One Financial Corp.
1.019%, (3 Month LIBOR + 0.720%), 01/30/2023 (b)	2,506,000	2,507,818
Charles Schwab Corp.
0.778%, (SOFR + 0.500%), 03/18/2024 (b)	4,600,000	4,588,633
Goldman Sachs Group, Inc.
0.758%, (SOFR + 0.500%), 09/10/2024 (b)	4,932,000	4,882,121
Morgan Stanley
1.559%, (3 Month LIBOR + 1.220%), 05/08/2024 (b)	2,242,000	2,258,595
National Rural Utilities Cooperative Finance Corp.
0.524%, (3 Month LIBOR + 0.065%), 02/16/2023 (b)	1,137,000	1,135,147
		19,698,027
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
1.983%, (3 Month LIBOR + 1.180%), 06/12/2024 (b)	1,443,000	1,464,988
Food Products - 3.1%
Conagra Brands, Inc.
0.500%, 08/11/2023	700,000	678,310
General Mills, Inc.
1.249%, (3 Month LIBOR + 1.010%), 10/17/2023 (b)	4,929,000	4,990,332
Hormel Foods Corp.
0.650%, 06/03/2024	1,536,000	1,476,897
		7,145,539
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.
0.668%, (SOFRIX + 0.440%), 11/29/2024 (a)(b)	2,876,000	2,859,548
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024	1,000,000	960,950
		3,820,498
Health Care Providers & Services - 0.9%
Cigna Corp.
1.131%, (3 Month LIBOR + 0.890%), 07/15/2023 (b)	2,020,000	2,035,084

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Principal
	Amount	Value
Insurance - 15.5%
Allstate Corp.
1.613%, (3 Month LIBOR + 0.630%), 03/29/2023 (b)	$3,523,000	$3,527,124
Athene Global Funding
2.236%, (3 Month LIBOR + 1.230%), 07/01/2022 (a)(b)	200,000	200,361
Brighthouse Financial Global Funding
1.000%, 04/12/2024 (a)	2,250,000	2,158,135
0.868%, (SOFR + 0.760%), 04/12/2024 (a)(b)	3,693,000	3,703,085
CNO Global Funding
1.650%, 01/06/2025 (a)	1,000,000	954,196
F&G Global Funding
0.900%, 09/20/2024 (a)	2,700,000	2,549,924
Fairfax US, Inc.
4.875%, 08/13/2024 (a)	745,000	764,993
Finial Holdings, Inc.
7.125%, 10/15/2023	1,415,000	1,499,972
Jackson Financial, Inc.
1.125%, 11/22/2023 (a)	500,000	485,534
Jackson National Life Global Funding
0.696%, (SOFR + 0.600%), 01/06/2023 (a)(b)	2,000,000	2,001,152
John Hancock Life Insurance Co.
7.375%, 02/15/2024 (a)	495,000	532,420
Metropolitan Life Global Funding I
0.684%, (SOFR + 0.570%), 01/13/2023 (a)(b)	2,000,000	2,001,714
Metropolitan Life Insurance Co.
7.875%, 02/15/2024 (a)	1,695,000	1,840,252
Nationwide Mutual Insurance Co.
3.116%, (3 Month LIBOR + 2.290%), 12/15/2024 (a)(c)	5,000,000	5,003,450
New York Life Global Funding
0.447%, (SOFRIX + 0.330%), 01/14/2025 (a)(b)	3,000,000	2,974,601
Pacific Life Insurance Co.
7.900%, 12/30/2023 (a)	1,700,000	1,844,891
Principal Life Global Funding II
0.558%, (SOFR + 0.450%), 04/12/2024 (a)(b)	934,000	932,602
0.604%, (SOFR + 0.380%), 08/23/2024 (a)(b)	2,439,000	2,414,233
		35,388,639
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.
0.469%, (SOFRIX + 0.350%), 04/18/2023 (b)	1,153,000	1,152,401
0.509%, (SOFR + 0.390%), 10/18/2023 (b)	815,000	812,200
0.649%, (SOFR + 0.530%), 10/18/2024 (b)	1,673,000	1,670,798
		3,635,399
Mining - 0.4%
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (a)	1,000,000	1,008,170
Motion Picture and Video Industries - 0.8%
Historic TW, Inc.
9.150%, 02/01/2023	1,650,000	1,727,894

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Principal
	Amount	Value
Multi-Utilities - 11.6%
American Electric Power Co., Inc.
0.750%, 11/01/2023	$1,115,000	$1,081,556
CenterPoint Energy Resources Corp.
1.004%, (3 Month LIBOR + 0.500%), 03/02/2023 (b)	1,923,000	1,917,482
CenterPoint Energy, Inc.
0.841%, (SOFRIX + 0.650%), 05/13/2024 (b)	2,473,000	2,454,520
Dominion Energy, Inc.
1.356%, (3 Month LIBOR + 0.530%), 09/15/2023 (b)	5,538,000	5,529,965
Duke Energy Florida Project Finance LLC
1.731%, 09/01/2024	43,640	43,510
Entergy Louisiana LLC
0.950%, 10/01/2024	5,336,000	5,094,384
Florida Power & Light Co.
0.299%, (SOFR + 0.250%), 05/10/2023 (b)	3,911,000	3,901,619
PPL Electric Utilities Corp.
1.216%, (3 Month LIBOR + 0.250%), 09/28/2023 (b)	3,975,000	3,956,513
0.610%, (SOFR + 0.330%), 06/24/2024 (b)	2,384,000	2,369,533
		26,349,082
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC
1.578%, (3 Month LIBOR + 0.650%), 09/19/2022 (b)	515,000	515,327
Kinder Morgan, Inc.
1.519%, (3 Month LIBOR + 1.280%), 01/15/2023 (b)	2,588,000	2,603,597
		3,118,924
Pharmaceuticals - 2.8%
AbbVie, Inc.
1.130%, (3 Month LIBOR + 0.650%), 11/21/2022 (b)	400,000	400,999
AstraZeneca PLC
1.134%, (3 Month LIBOR + 0.665%), 08/17/2023 (b)	3,165,000	3,177,077
Bayer US Finance II LLC
3.875%, 12/15/2023 (a)	2,000,000	2,022,936
Pfizer, Inc.
1.156%, (3 Month LIBOR + 0.330%), 09/15/2023 (b)	877,000	878,241
		6,479,253
Real Estate Investment Trusts (REITs) - 1.6%
Public Storage
0.609%, (SOFR + 0.470%), 04/23/2024 (b)	3,596,000	3,596,294
Retailing - 0.2%
Genuine Parts Co.
1.750%, 02/01/2025	500,000	478,439
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.
0.530%, (SOFR + 0.250%), 10/01/2024 (b)	2,188,000	2,180,979
NVIDIA Corp.
0.584%, 06/14/2024	2,000,000	1,920,891

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Principal
	Amount	Value

QUALCOMM, Inc.
1.029%, (3 Month LIBOR + 0.730%), 01/30/2023 (b)	$1,267,000	1,273,925
		5,375,795
TOTAL CORPORATE BONDS (Cost $214,941,062)		212,342,500

MUNICIPAL DEBT OBLIGATIONS - 1.9%
City of Moline IL
2.130%, 12/01/2022	100,000	100,179
City of Oakland CA
4.000%, 12/15/2022	700,000	711,992
Colorado Bridge Enterprise
0.923%, 12/31/2023	2,000,000	1,935,599
Homewood Educational Building Authority
2.000%, 12/01/2023	620,000	614,580
Indiana Finance Authority
0.955%, 03/01/2024	450,000	434,644
Kentucky Housing Corp.
0.800%, 01/01/2024	350,000	339,394
North Springs Improvement District
1.000%, 05/01/2023	215,000	212,793
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,468,726)		4,349,181

U.S. GOVERNMENT NOTES/BONDS - 4.1%
United States Treasury Inflation Indexed Bonds
0.125%, 01/15/2023	4,872,120	5,044,764
0.625%, 01/15/2024	2,409,860	2,537,071
0.500%, 04/15/2024	1,672,110	1,758,983
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $9,374,812)		9,340,818

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 0.18% (d)	1,313,514	1,313,514
TOTAL SHORT-TERM INVESTMENTS (Cost $1,313,514)		1,313,514

Total Investments (Cost $230,098,114) - 99.7%		227,346,013
Other Assets in Excess of Liabilities - 0.3%		790,714
TOTAL NET ASSETS - 100.0%		$228,136,727

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

PLC   Public Limited Company

(a)	Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the market value of these securities total $52,225,287, which represents 22.89% of total net assets.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2022.
(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Canada - 3.5%
Biotechnology - 1.1% (d)
Arbutus Biopharma Corp. (a)(b)	41,031	$122,272
IMV, Inc. (a)(b)	31,592	44,545
VBI Vaccines, Inc. (a)(b)	78,048	129,560
XBiotech, Inc.	9,221	79,669
Total Biotechnology		376,046
Life Sciences Tools & Services - 2.4%
AbCellera Biologics, Inc. (a)	86,123	839,699
Total Canada		1,215,745

Cayman Islands - 5.2%
Biotechnology - 5.2% (d)
I-Mab - ADR (a)(b)	24,244	393,723
Zai Lab, Ltd. - ADR (a)	31,488	1,384,842
Total Biotechnology		1,778,565

Denmark - 0.1%
Biotechnology - 0.1% (d)
Evaxion Biotech A/S - ADR (a)	7,020	21,411

France - 0.7%
Pharmaceuticals - 0.7%
Sanofi - ADR (b)	4,691	240,836

Germany - 6.9%
Biotechnology - 6.9% (d)
BioNTech SE - ADR (a)	13,898	2,370,442

Japan - 0.7%
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co., Ltd. - ADR (a)(b)	15,660	224,251

Netherlands - 3.3%
Biotechnology - 3.3% (d)
CureVac NV (a)(b)	56,601	1,109,946
InflaRx NV (a)	13,403	24,527
Total Biotechnology		1,134,473

United Kingdom - 6.6%
Biotechnology - 1.2% (d)
Immunocore Holdings PLC - ADR (a)(b)	13,534	404,667
Health Care Equipment & Supplies - 3.9%
Ortho Clinical Diagnostics Holdings PLC (a)	71,942	1,342,438

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals - 1.5%
AstraZeneca PLC - ADR (b)	3,918	$259,920
GlaxoSmithKline PLC - ADR	5,678	247,334
Total Pharmaceuticals		507,254
Total United Kingdom		2,254,359

United States - 72.6%
Biotechnology - 41.0% (d)
AbbVie, Inc.	1,565	253,702
Adagio Therapeutics, Inc. (a)(b)	33,746	153,882
Aligos Therapeutics, Inc. (a)	12,927	27,793
Alnylam Pharmaceuticals, Inc. (a)(b)	11,978	1,955,888
Altimmune, Inc. (a)	12,054	73,409
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,000	215,680
Assembly Biosciences, Inc. (a)	14,518	29,907
Athersys, Inc. (a)	71,354	43,205
Atossa Therapeutics, Inc. (a)	38,409	48,011
BioCryst Pharmaceuticals, Inc. (a)(b)	56,014	910,788
CEL-SCI Corp. (a)	13,127	51,589
Chimerix, Inc. (a)	26,398	120,903
Codiak Biosciences, Inc. (a)	6,784	42,536
ContraFect Corp. (a)	11,931	43,548
Cue Biopharma, Inc. (a)	9,634	47,014
Dynavax Technologies Corp. (a)(b)	37,893	410,760
Emergent BioSolutions, Inc. (a)	15,319	628,998
Enanta Pharmaceuticals, Inc. (a)	6,227	443,238
Enochian Biosciences, Inc. (a)(b)	15,965	131,711
Gilead Sciences, Inc.	3,814	226,742
Gritstone bio, Inc. (a)(b)	20,623	84,967
Hookipa Pharma, Inc. (a)(b)	9,087	20,718
iBio, Inc. (a)	66,151	28,326
Icosavax, Inc. (a)	11,843	83,375
ImmunityBio, Inc. (a)(b)	120,665	676,931
Immunome, Inc. (a)	3,670	20,846
Inovio Pharmaceuticals, Inc. (a)(b)	63,817	229,103
Moderna, Inc. (a)	13,971	2,406,643
Novavax, Inc. (a)(b)	16,367	1,205,430
Ocugen, Inc. (a)(b)	65,186	215,114
OPKO Health, Inc. (a)(b)	206,672	710,952
PhaseBio Pharmaceuticals, Inc. (a)	14,587	19,255
Regeneron Pharmaceuticals, Inc. (a)	385	268,892
SAB Biotherapeutics, Inc. (a)	13,187	49,583
Silverback Therapeutics, Inc. (a)	10,640	37,346
Sorrento Therapeutics, Inc. (a)(b)	95,417	222,322
SQZ Biotechnologies Co. (a)	8,513	40,948
Tonix Pharmaceuticals Holding Corp. (a)	150,526	34,651
Vaxart, Inc. (a)(b)	38,162	192,336
Vaxcyte, Inc. (a)	17,081	412,506

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Vaxxinity, Inc. - Class A (a)(b)	37,841	$162,716
Vir Biotechnology, Inc. (a)(b)	40,132	1,032,195
Total Biotechnology		14,014,459
Health Care Equipment & Supplies - 8.2%
Abbott Laboratories	1,946	230,329
Co-Diagnostics, Inc. (a)	8,845	54,662
Cue Health, Inc. (a)(b)	44,396	286,354
Hologic, Inc. (a)	3,320	255,042
Lucira Health, Inc. (a)	11,898	42,476
Meridian Bioscience, Inc. (a)	13,207	342,854
OraSure Technologies, Inc. (a)	21,851	148,150
Quidel Corp. (a)	12,673	1,425,205
Total Health Care Equipment & Supplies		2,785,072
Health Care Providers & Services - 11.3%
Enzo Biochem, Inc. (a)	14,703	42,639
Fulgent Genetics, Inc. (a)(b)	9,177	572,737
Laboratory Corp. of America Holdings (a)	7,310	1,927,354
Quest Diagnostics, Inc. (b)	9,707	1,328,500
Total Health Care Providers & Services		3,871,230
Life Sciences Tools & Services - 7.1%
Adaptive Biotechnologies Corp. (a)	42,947	596,104
Bio-Rad Laboratories, Inc. - Class A (a)(b)	3,248	1,829,372
Total Life Sciences Tools & Services		2,425,476
Pharmaceuticals - 5.0%
Atea Pharmaceuticals, Inc. (a)	25,245	182,269
Bristol-Myers Squibb Co. (b)	3,406	248,740
CorMedix, Inc. (a)	11,553	63,310
Eli Lilly and Co.	910	260,598
Johnson & Johnson	1,397	247,590
Merck & Co., Inc. (b)	3,051	250,335
Paratek Pharmaceuticals, Inc. (a)	15,224	45,215
Pfizer, Inc.	4,921	254,760
SIGA Technologies, Inc. (a)	22,482	159,397
Total Pharmaceuticals		1,712,214
Total United States		24,808,451
TOTAL COMMON STOCKS (Cost $51,559,535)		34,048,533

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 33.4%
ETFMG Sit Ultra Short ETF (e)	25,000	1,226,615
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	10,173,952	10,173,952
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $11,417,927)		11,400,567

The accompanying notes are an integral part of these financial statements

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 0.18% (c)	119,716	$119,716
TOTAL SHORT-TERM INVESTMENTS (Cost $119,716)		119,716

Total Investments (Cost $63,097,178) - 133.3%		45,568,816
Liabilities in Excess of Other Assets - (33.3)%		(11,393,567)
TOTAL NET ASSETS - 100.0%		$34,175,249

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

PLC   Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022 the Fund had a significant portion of its assets in the Biotechnology Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Treatments, Testing and Advancements ETF
ASSETS
Investments in unaffiliated securities, at value*	$2,485,003,211	$1,000,181,948	$227,346,013	$44,342,201
Investments in affiliated securities, at value*	85,863,050	44,158,140	—	1,226,615
Cash	—	26	—	—
Foreign currency*	—	78	—	—
Receivables:
Dividends and interest receivable	2,644,642	1,548,432	566,790	12,892
Securities lending income receivable	55,205	27,367	1,752,974	31,347
Total Assets	2,573,566,108	1,045,915,991	229,665,777	45,613,055

LIABILITIES
Collateral received for securities loaned (Note 7)	443,090,562	164,650,852	—	11,417,927
Payables:
Foreign currency payable to custodian, at value	39	—	—	—
Payable for investments purchased	—	—	1,470,853	—
Payable for fund shares redeemed	—	234,967	—	—
Management fees payable	1,052,375	539,492	58,197	19,879
Total Liabilities	444,142,976	165,425,311	1,529,050	11,437,806
Net Assets	$2,129,423,132	$880,490,680	$228,136,727	$34,175,249

NET ASSETS CONSIST OF:
Paid-in Capital	$2,099,293,455	$1,107,519,673	$232,084,697	$55,022,130
Total Distributable Earnings (Accumulated Losses)	30,129,677	(227,028,993)	(3,947,970)	(20,846,881)
Net Assets	$2,129,423,132	$880,490,680	$228,136,727	$34,175,249

*Identified Cost:

Investments in unaffiliated securities	$2,185,773,550	$1,117,686,076	$230,098,114	$61,853,203
Investments in affiliated securities	87,417,317	45,008,103	—	1,243,975
Foreign currency	39	78	—	—

Shares Outstanding^	36,300,000	16,850,000	4,650,000	1,250,000

Net Asset Value, Offering and Redemption Price per Share	$58.66	$52.25	$49.06	$27.34

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Treatments, Testing and Advancements ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $243,457, $95,251, $-, $-)	$6,719,514	$2,782,247	$—	$90,948
Interest	2,795	1,024	853,779	45
Securities lending income	294,657	203,966	—	77,064
Total Investment Income	7,016,966	2,987,237	853,779	168,057

Expenses:
Management fees	6,552,544	3,738,144	346,331	158,645
Total Expenses	6,552,544	3,738,144	346,331	158,645
Net Investment Income (Loss)	464,422	(750,907)	507,448	9,412

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(166,007,970)	(47,969,371)	27,764	(1,475,067)
In-Kind redemptions	138,778,587	24,373,537	—	857,076
Foreign currency and foreign currency translation	(115,151)	175,965	—	—
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(27,344,534)	(23,419,869)	27,764	(617,991)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(45,164,492)	(250,544,260)	(3,267,638)	(18,790,076)
Affiliated Investments	(1,208,200)	(621,360)	—	(17,260)
Foreign currency and foreign currency translation	(4,430)	(594)	—	—
Net change in Unrealized Appreciation (Depreciation) of Investments	(46,377,122)	(251,166,214)	(3,267,638)	(18,807,336)
Net Realized and Unrealized Gain (Loss) on Investments	(73,721,656)	(274,586,083)	(3,239,874)	(19,425,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,257,234)	$(275,336,990)	$(2,732,426)	$(19,415,915)

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income	$464,422	$7,093,741
Net realized gain (loss) on investments and In-Kind Redemptions	(27,344,534)	330,529,386
Net change in unrealized appreciation/depreciation of
investments and foreign currency and foreign currency translation	(46,377,122)	153,820,198
Net increase (decrease) in net assets resulting from operations	(73,257,234)	491,443,325

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,526,505)	(6,619,000)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(103,468,595)	318,934,925
Transaction Fees (See Note 1)	27,881	74,347
Net increase (decrease) in net assets from capital share transactions	(103,440,714)	319,009,272
Total increase (decrease) in net assets	$(178,224,453)	$803,833,597

NET ASSETS
Beginning of Period	2,307,647,585	1,503,813,988
End of Period	$2,129,423,132	$2,307,647,585

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	14,250,000	$812,395,855	16,750,000	$994,736,015
Transaction Fees (See Note 1)	—	27,881	—	27,881
Shares Redeemed	(15,800,000)	(915,864,450)	(11,200,000)	(675,801,090)
Net Transactions in Fund Shares	(1,550,000)	$(103,440,714)	5,550,000	$318,962,806
Beginning Shares	37,850,000		32,300,000
Ending Shares	36,300,000		37,850,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment loss	$(750,907)	$(2,268,082)
Net realized gain (loss) on investments and In-Kind Redemptions	(23,419,869)	143,616,233
Net change in unrealized appreciation/depreciation of investments and foreign currency and foreign currency translation	(251,166,214)	59,723,122
Net increase (decrease) in net assets resulting from operations	(275,336,990)	201,071,273

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(37,824,655)	194,384,200
Transaction Fees (See Note 1)	15,192	39,220
Net increase (decrease) in net assets from capital share transactions	(37,809,463)	194,423,420
Total increase (decrease) in net assets	$(313,146,453)	$395,494,693

NET ASSETS
Beginning of Period	1,193,637,133	798,142,440
End of Period	$880,490,680	$1,193,637,133

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	2,100,000	$114,795,455	8,700,000	$593,606,155
Transaction Fees (See Note 1)	—	15,192	—	39,220
Shares Redeemed	(2,850,000)	(152,620,110)	(5,800,000)	(399,221,955)
Net Transactions in Fund Shares	(750,000)	$(37,809,463)	2,900,000	$194,423,420
Beginning Shares	17,600,000		14,700,000
Ending Shares	16,850,000		17,600,000

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income	$507,448	$1,093,399
Net realized gain on investments and In-Kind Redemptions	27,764	74,759
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(3,267,638)	(112,246)
Net increase (decrease) in net assets resulting from operations	(2,732,426)	1,055,912

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(501,714)	(1,070,997)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(11,181,585)	136,797,377
Net increase (decrease) in net assets	$(14,415,725)	$136,782,292

NET ASSETS
Beginning of Period	242,552,452	105,770,160
End of Period	$228,136,727	$242,552,452

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	3,050,000	$151,723,497
Shares Redeemed	(225,000)	(11,181,585)	(300,000)	(14,926,120)
Net Transactions in Fund Shares	(225,000)	$(11,181,585)	2,750,000	$136,797,377
Beginning Shares	4,875,000		2,125,000
Ending Shares	4,650,000		4,875,000

The accompanying notes are an integral part of these financial statements.

ETFMG Treatments, Testing and Advancements ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income	$9,412	$578,226
Net realized gain (loss) on investments and In-Kind Redemptions	(617,991)	13,807,775
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(18,807,336)	6,476,857
Net increase (decrease) in net assets resulting from operations	(19,415,915)	20,862,858

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,444)	(647,750)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(9,887,985)	(10,764,405)
Net increase (decrease) in net assets	$(29,305,344)	$9,450,703

NET ASSETS
Beginning of Period	63,480,593	54,029,890
End of Period	$34,175,249	$63,480,593

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$2,739,590	900,000	$35,594,570
Shares Redeemed	(400,000)	(12,627,575)	(1,300,000)	(46,358,975)
Net Transactions in Fund Shares	(300,000)	$(9,887,985)	(400,000)	$(10,764,405)
Beginning Shares	1,550,000		1,950,000
Ending Shares	1,250,000		1,550,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net Asset Value, Beginning Period/Year	$60.97	$46.56	$37.46	$40.08	$30.11	$27.91
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	0.01	0.20	0.64	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(2.28)	14.39	9.10	(2.64)	9.94	2.34
Total from investment operations	(2.27)	14.59	9.74	(2.57)	9.97	2.33
Less Distributions:
Distributions from net investment income	(0.04)	(0.18)	(0.64)	(0.05)	(0.00)[3]	(0.13)

Total distributions	(0.04)	(0.18)	(0.64)	(0.05)	(0.00)[3]	(0.13)
Net asset value, end period/year	$58.66	$60.97	$46.56	$37.46	$40.08	$30.11
Total Return	-3.71%[4]	31.34%	26.75%	-6.42%	33.16%	8.42%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$2,129,423	$2,307,648	$1,503,814	$1,427,200	$1,835,861	$1,097,360

Expenses to Average Net Assets before legal expense	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.68%
Gross Expenses to Average Net Assets	0.60%[5]	0.60%[2]	0.60%	0.60%	0.60%	0.72%[2]
Net Investment
Income (Loss) to Average Net Assets	0.04%[5]	0.35%	1.50%	0.19%	0.07%	-0.03%
Portfolio Turnover Rate	34%[4]	34%	33%	36%	41%	53%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	The ratio of expenses to average net assets includes legal expense.
[3]	Per share amount is less than $0.01.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net Asset Value, Beginning Period/Year	$67.82	$54.30	$46.60	$42.86	$32.57	$24.96
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	(0.04)	(0.13)	(0.04)	0.03	0.07	0.03
Net realized and unrealized gain (loss) on investments	(15.53)	13.65	7.75	3.93	10.22	7.60
Total from investment operations	(15.57)	13.52	7.71	3.96	10.29	7.63
Less Distributions:
Distributions from net investment income	—	—	(0.02)	(0.05)	(0.01)	(0.02)
Net realized gains	—	—	—	(0.18)	—	—
Total distributions	—	—	(0.02)	(0.23)	(0.01)	(0.02)
Capital Share Transactions:
Transaction fees added to paid-in capital	—	—	0.01	0.01	0.01	—
Net asset value, end period/year	$52.25	$67.82	$54.30	$46.60	$42.86	$32.57
Total Return	-22.95%[3]	24.91%	16.56%	9.49%	31.62%	30.59%

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$880,491	$1,193,637	$798,142	$743,198	$522,874	$170,993

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Gross Expenses to Average Net Assets	0.75%[4]	0.75%	0.75%	0.75%	0.75%	0.80%[2]
Net Investment Income (Loss) to Average Net Assets	-0.15%[4]	-0.20%	-0.08%	0.06%	0.16%	0.12%
Portfolio Turnover Rate	18%[3]	27%	19%	28%	16%	31%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	The ratio of expenses to average net assets includes legal expense.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Period Ended September 30, 2020[1]

Net Asset Value, Beginning Year/Period	$49.75	$49.77	$50.00

Income from Investment Operations:
Net investment income [2]	0.11	0.39	0.86
Net realized and unrealized gain (loss) on investments	(0.69)	(0.02)	(0.27)
Total from investment operations	(0.58)	0.37	0.59

Less Distributions:
Distributions from net investment income	(0.11)	(0.39)	(0.82)
Total distributions	(0.11)	(0.39)	(0.82)
Net asset at end of year/period	$49.06	$49.75	$49.77
Total Return	-1.18%[3]	0.75%[5]	1.19%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$228,137	$242,552	$105,770

Expenses to Average Net Assets before legal expense	0.30%[4]	0.30%	0.30%[4]
Gross Expenses to Average Net Assets	0.30%[4]	0.30%	0.30%[4]
Net Investment Income to Average Net Assets	0.44%[4]	0.77%	1.78%[4]
Portfolio Turnover Rate	27%[3]	55%	132%[3]

[1]	Commencement of operations on October 8, 2019.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of these financial statements.

ETFMG Treatments, Testing and Advancements ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Period Ended September 30, 2020[1]

Net Asset Value, Beginning Period/Year	$40.96	$27.71	$25.00

Income from Investment Operations:
Net investment income [2]	0.01	0.36	0.02
Net realized and unrealized gain (loss) on investments	(13.63)	13.28	2.69
Total from investment operations	(13.62)	13.64	2.71

Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.39)	—
Total distributions	(0.00)[3]	(0.39)	—
Net asset at end of period/year	$27.34	$40.96	$27.71
Total Return	-33.24%[4]	49.43%[6]	10.82%[4]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$34,175	$63,481	$54,030

Expenses to Average Net Assets before legal expense	0.68%[5]	0.68%	0.68%[5]
Gross Expenses to Average Net Assets	0.68%[5]	0.68%	0.68%[5]
Net Investment Income to Average Net Assets	0.04%[5]	0.98%	0.25%[5]
Portfolio Turnover Rate	16%[4]	39%	41%[4]

[1]	Commencement of operations on June 17, 2020.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Per share amount is less than $0.01.
[4]	Not annualized.
[5]	Annualized.
[6]	The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), and ETFMG Treatments, Testing and Advancements ETF (“GERM”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Prime Cyber Security ETF	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
ETFMG Prime Mobile Payments ETF	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
ETFMG Sit Ultra Short ETF	10/8/2019	Seeks to achieve its investment objective by investing in a diversified portfolio of high-quality short-term U.S. dollar denominated domestic and foreign debt securities and other instruments.
ETFMG Treatments, Testing and Advancements ETF	6/17/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Treatments, Testing and Advancements Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the ETF Prime Mobile Payments ETF held one security that was fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

ETFMG Prime Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,113,088,634	$—	$—	$2,113,088,634
Short-Term Investments	16,241,332	—	—	16,241,332
ETFMG Sit Ultra Short ETF**	85,863,050	—	—	85,863,050
Investments Purchased with Securities Lending Collateral*	—	—	—	355,673,245
Total Investments in Securities	$2,215,193,016	$—	$—	$2,570,866,261

ETFMG Prime Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$875,156,183	$—	$—	$875,156,183
Short-Term Investments	5,381,430	—	—	5,381,430
ETFMG Sit Ultra Short ETF**	44,158,140	—	—	44,158,140
Investments Purchased with Securities Lending Collateral*	—	—	—	119,644,335
Total Investments in Securities	$924,695,753	$—	$—	$1,044,340,088

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

ETFMG Sit Ultra Short ETF
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$212,342,500	$—	$212,342,500
Municipal Debt Obligations	—	4,349,181	—	4,349,181
U.S. Government Notes/Bonds	—	9,340,818	—	9,340,818
Short-Term Investments	1,313,514	—	—	1,313,514
Total Investments in Securities	$1,313,514	$226,032,499	$—	$227,346,013

ETFMG Treatments, Testing and Advancements ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,048,533	$—	$—	$34,048,533
Short-Term Investments	119,716	—	—	119,716
ETFMG Sit Ultra Short ETF**	1,226,615	—	—	1,226,615
Investments Purchased with Securities Lending Collateral*	—	—	—	10,173,952
Total Investments in Securities	$35,394,864	$—	$—	$45,568,816

^	See Schedule of Investments for classifications by country and industry.
*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
**	Investment was purchased with collateral.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Investment Style Risk. The Funds, other than VALT, are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Prime Cyber Security ETF	0.60%
ETFMG Prime Mobile Payments ETF	0.75%
ETFMG Sit Ultra Short ETF	0.30%
ETFMG Treatments, Testing and Advancements ETF	0.68%

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for HACK, IPAY, and GERM. Level is not affiliated with the Trust or the Advisor.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2022, the Funds did not incur any 12b-1 expenses.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2022:

	Purchases	Sales
ETFMG Prime Cyber Security ETF	$769,162,255	$789,810,894
ETFMG Prime Mobile Payments ETF	192,130,137	192,701,455
ETFMG Sit Ultra Short ETF	61,128,900	62,731,495
ETFMG Treatments, Testing and Advancements ETF	8,005,118	8,213,609

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2022:

	Purchases In-	Sales In-
	Kind	Kind
ETFMG Prime Cyber Security ETF	$794,966,651	$891,710,270
ETFMG Prime Mobile Payments ETF	112,395,435	148,832,072
ETFMG Sit Ultra Short ETF	—	—
ETFMG Treatments, Testing and Advancements ETF	2,711,339	12,246,911

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2022.

NOTE 7 – SECURITIES LENDING

The Funds, except for VALT, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of each Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which a Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of the period ended March 31, 2022 the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities on	Collateral
Fund	Loan	Received*
ETFMG Prime Cyber Security ETF	$429,432,910	$443,090,562
ETFMG Prime Mobile Payments ETF	158,212,346	164,650,852
ETFMG Treatments, Testing and Advancements ETF	10,899,114	11,417,927

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, a money market fund with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Prime Cyber Security ETF	$2,401,040,537	$441,995,693	$(156,489,208)	$285,506,485
ETFMG Prime Mobile Payments ETF	1,301,934,331	203,125,831	(97,401,406)	105,724,425
ETFMG Sit Ultra Short ETF	239,654,901	550,557	(38,878)	511,679
ETFMG Treatments, Testing and Advancements ETF	73,631,811	9,416,918	(8,718,871)	698,047

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of September 30, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
ETFMG Prime Cyber Security ETF	$629,031	$—	$629,031	$(181,222,100)	$104,913,416
ETFMG Prime Mobile Payments ETF	—	—	—	(57,416,428)	48,307,997
ETFMG Sit Ultra Short ETF	116,138	—	116,139	(1,341,647)	(713,830)
ETFMG Treatments, Testing and Advancements ETF	1,444	—	1,444	(2,129,013)	(1,429,522)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
ETFMG Prime
Cyber Security ETF	$(74,327,872)	$(106,894,241)	Indefinite
ETFMG Prime Mobile Payments ETF	(20,056,769)	(35,819,530)	Indefinite
ETFMG Sit Ultra Short ETF	(1,341,647)	—	Indefinite
ETFMG Treatments, Testing and Advancements ETF	(2,129,013)	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2021.

	Late Year Ordinary Loss	Post- October Capital Loss
ETFMG Prime Cyber Security ETF	$—	$—
ETFMG Prime Mobile Payments ETF	1,542,196	—
ETFMG Sit Ultra Short ETF	—	—
ETFMG Treatments, Testing and Advancements ETF	—	—

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The tax charter of distributions paid during the period ended March 31, 2022, and the year ended September 30, 2021 were as follows:

	Period Ended March 31, 2022		Year Ended September 30, 2021
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
ETFMG Prime
Cyber Security ETF	$1,526,505	$—	$6,619,000	$—
ETFMG Prime Mobile Payments ETF	—	—	—	—
ETFMG Sit Ultra Short ETF	501,714	—	1,070,997	—
ETFMG Treatments, Testing and Advancements ETF	1,444	—	647,750	—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned the following company during the period ended March 31, 2022. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in this security was as follows:

Security Name	Value at September 30, 2021	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF *	87,071,250	—	—	—	(1,208,200)	—	85,863,050	1,750,000

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

ETFMG Prime Mobile Payments ETF

ETFMG Prime Mobile Payments ETF owned the following company during the period ended March 31, 2022. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in this security was as follows:

Security Name	Value at September 30, 2021	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF *	$44,779,500	$—	$—	$—	$(621,360)	$—	$44,158,140	900,000

ETFMG Treatments, Testing and Advancements ETF

ETFMG Treatments, Testing and Advancements ETF owned the following company during the period ended March 31, 2022. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in this security was as follows:

Security Name	Value at September 30, 2021	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF *	$1,243,875	$—	$—	$—	$(17,260)	$—	$1,226,615	25,000

*Affiliate as of March 31, 2022.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

As of March 31, 2022, 97.31% of outstanding shares of VALT were owned by affiliates.

NOTE 10 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21. This action asserts breach of contract and tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The new action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied. The defendants intend to vigorously defend themselves in this new action.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

With respect to Note 10 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

ETFMG Prime Cyber Security ETF

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF

ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of:

●	the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”) and ETFMG Sit Ultra Short ETF (“VALT”) (each a “Fund” and collectively, the “Funds”); and

●	a Sub-Advisory Agreement between the Adviser and Sit Fixed Income Advisors II, LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

ETFMG Prime Cyber Security ETF

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF

ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board also considered other services provided to the Funds, such as overseeing the activities of the Sub-Adviser, as well as the Funds’ other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

With respect to VALT, the Board then considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment sub-advisory services to the Adviser in the form of selecting and trading portfolio securities on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services industry, particularly in regards to fixed-income securities. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser, as applicable.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ending December 31, 2021. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent thrid party.

With respect to GERM, HACK and IPAY, which are index-based ETFs, the Board additionally reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the index-based Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance in tracking their underlying indexes was within the range of expectations. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index.

ETFMG Prime Cyber Security ETF

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF

ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

With respect to VALT, the Board considered management’s discussion of VALT’s performance, noting the effect of adverse credit market developments at the beginning of the COVID-19 pandemic on the Fund’s performance.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for each of GERM, IPAY and VALT was higher than the average of median expense ratios for its peer group and that the advisory fee for HACK was slightly higher than the average and higher than the median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer funds and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

ETFMG Prime Cyber Security ETF

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF

ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

The Board also reviewed the sub-advisory fee paid to the Sub -Adviser for its services to VALT under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to VALT. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with VALT was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub -advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser each provide to the Funds, as applicable; and (c) approved the renewal of the Agreements for another year.

ETFMG™ ETFs

EXPENSE EXAMPLES

Period Ended March 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During the Period October 1, 2021 to March 31, 2022
ETFMG Prime Cyber Security ETF
Actual	1,000.00	962.90	2.94	0.60%
Hypothetical (5% annual)	1,000.00	1,021.94	3.02	0.60%
ETFMG Prime Mobile Payments ETF
Actual	1,000.00	770.50	3.31	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%
ETFMG Sit Ultra Short ETF
Actual	1,000.00	988.20	1.49	0.30%
Hypothetical (5% annual)	1,000.00	1,023.44	1.51	0.30%
ETFMG Treatments, Testing and Advancements ETF
Actual	1,000.00	667.60	2.83	0.68%
Hypothetical (5% annual)	1,000.00	1,021.54	3.43	0.68%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

ETFMG™ ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Treatments, Testing and Advancements ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF and ETFMG Sit Ultra Short ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2021, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETFMG™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG™ ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income

ETFMG Prime Cyber Security ETF	100.00%
ETFMG Prime Mobile Payments ETF	0.00%
ETFMG Sit Ultra Short ETF	0.00%
ETFMG Treatments, Testing and Advancements	40.33%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction

ETFMG Prime Cyber Security ETF	100.00%
ETFMG Prime Mobile Payments ETF	0.00%
ETFMG Sit Ultra Short ETF	0.00%
ETFMG Treatments, Testing and Advancements	27.46%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain

ETFMG Prime Cyber Security ETF	0.00%
ETFMG Prime Mobile Payments ETF	0.00%
ETFMG Sit Ultra Short ETF	0.00%
ETFMG Treatments, Testing and Advancements	0.00%

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF -MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services 615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

ETFMG Real Estate Tech ETF

HHH

Semi-Annual Report

March 31, 2022

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG Real Estate Tech ETF

March 31, 2022 (Unaudited)

ETFMG Real Estate Tech ETF

Dear Shareholder,

The ETFMG Real Estate Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Real Estate Technology Index (the “Index”). The following information pertains to the fiscal period from the inception of the Fund on October 19, 2021 to March 31, 2022.

Over the period, the total return for the Fund was -34.91%, while the total return for the Index was -34.75%. The best performers in the Fund, on the basis of contribution to return were Tricon Residential Inc, Pexa Group Ltd, Gatechnologies Co Ltd, Airbnb Inc-Class A and Lifull Co Ltd, while the worst performers were Opendoor Technologies Inc, Ke Holdings Inc-Adr, Ming Yuan Cloud Group Holdin, Exp World Holdings Inc and Zillow Group Inc – A

At the end of the reporting period, the Fund saw an average approximate allocation of 36.57% to Real Estate, 20.44% to Communication Services and 15.56% to Financials. The portfolio securities of the Fund were exposed predominately to the United States at 62.4% , 9.12% to Australia and 6.45% to Germany.

We thank you for your interest in the Fund. You can find further details about HHH by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

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ETFMG Real Estate Tech ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended March 31, 2022	Since Inception (10/19/2021)	Value of $10,000 (3/31/2022)
ETFMG Real Estate Tech ETF (NAV)	-34.91%	$6,509
ETFMG Real Estate Tech ETF (Market)	-34.38%	$6,562
S&P 500 Index	0.89%	$10,089
Prime Real Estate Technology Index GTR	-34.75%	$6,525

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 19, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

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ETFMG Real Estate Tech ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	CoStar Group, Inc.	5.81%
2	Airbnb, Inc. - Class A	5.78%
3	REA Group, Ltd.	5.16%
4	Black Knight, Inc.	4.94%
5	Rightmove PLC	4.70%
6	Zillow Group, Inc. - Class A	4.61%
7	WeWork, Inc. - Class A	4.54%
8	Opendoor Technologies, Inc.	4.53%
9	Tricon Residential, Inc.	4.23%
10	Rocket Cos., Inc. - Class A	4.06%
	Top Ten Holdings = 48.36% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

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ETFMG Real Estate Tech ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

HHH

The Fund is non diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large capitalization companies. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

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ETFMG Real Estate Tech ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

ETFMG Real Estate Tech ETF
As a percent of Net Assets:
Australia	9.1%
Canada	6.3
Cayman Islands	6.3
Germany	6.5
Italy	1.4
Japan	1.1
Sweden	1.4
United Kingdom	4.7
United States	62.4
Short-Term and other Net Assets (Liabilities)	0.8
100.0%

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ETFMG Real Estate Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.2%
Australia - 9.1%
Interactive Media & Services - 6.9%
Domain Holdings Australia, Ltd.	9,192	$27,582
REA Group, Ltd.	829	84,038
Total Interactive Media & Services		111,620
Real Estate Management & Development - 2.2% (c)
PEXA Group, Ltd. (a)	2,781	36,772
Total Australia		148,392

Canada - 6.3%
Real Estate Management & Development - 6.3% (c)
Altus Group, Ltd.	715	28,883
Real Matters, Inc. (a)	1,249	5,315
Tricon Residential, Inc.	4,331	68,837
Total Real Estate Management & Development		103,035

Cayman Islands - 6.3%
Real Estate Management & Development - 3.7% (c)
KE Holdings, Inc. - ADR (a)	4,804	59,425
Software - 2.6%
Ming Yuan Cloud Group Holdings, Ltd.	31,070	42,758
Total Cayman Islands		102,183

Germany - 6.5%
Diversified Financial Services - 2.5%
Hypoport SE (a)	104	39,623
Interactive Media & Services - 4.0%
Scout24 SE (d)	1,133	65,176
Total Germany		104,799

Italy - 1.4%
Consumer Finance - 1.4%
Gruppo MutuiOnline SPA	639	22,903

Japan - 1.1%
Interactive Media & Services - 0.7%
GA Technologies Co., Ltd. (a)	571	6,332
LIFULL Co., Ltd.	2,121	4,303
Total Interactive Media & Services		10,635
Real Estate Management & Development - 0.4% (c)
SRE Holdings Corp. (a)	246	6,860
Total Japan		17,495

Sweden - 1.4%
Interactive Media & Services - 1.4%
Hemnet Group AB	1,540	23,274

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 4.7%
Interactive Media & Services - 4.7%
Rightmove PLC	9,211	$76,569

United States - 62.4%
Electronic Equipment, Instruments & Components - 1.0%
SmartRent, Inc. (a)	3,080	15,585
Hotels, Restaurants & Leisure - 5.8%
Airbnb, Inc. - Class A (a)	548	94,124
Insurance - 2.7%
Hippo Holdings, Inc. (a)	8,939	17,789
Lemonade, Inc. (a)	980	25,843
Total Insurance		43,632
Interactive Media & Services - 2.8%
Angi, Inc. (a)	7,969	45,184
Internet & Direct Marketing Retail - 0.6%
Porch Group, Inc. (a)	1,556	10,806
Professional Services - 5.8%
CoStar Group, Inc. (a)	1,419	94,520
Real Estate Management & Development - 23.9% (c)
Compass, Inc. - Class A (a)	6,704	52,693
Doma Holdings, Inc. (a)	5,137	11,147
eXp World Holdings, Inc.	2,363	50,025
Fathom Holdings, Inc. (a)	257	2,750
Offerpad Solutions, Inc. (a)	3,796	19,094
Opendoor Technologies, Inc. (a)	8,518	73,681
Redfin Corp. (a)	1,690	30,488
WeWork, Inc. - Class A (a)	10,835	73,895
Zillow Group, Inc. - Class A (a)	1,557	75,094
Total Real Estate Management & Development		388,867
Software - 10.8%
Appfolio, Inc. - Class A (a)	553	62,605
Black Knight, Inc. (a)	1,387	80,432
Matterport, Inc. (a)	4,022	32,659
Total Software		175,696
Thrifts & Mortgage Finance - 9.0%
loanDepot, Inc. - Class A	4,910	20,377
Radian Group, Inc.	2,732	60,678
Rocket Cos., Inc. - Class A	5,949	66,153
Total Thrifts & Mortgage Finance		147,208
Total United States		1,015,622
TOTAL COMMON STOCKS (Cost $2,448,293)		1,614,272

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 0.18% (b)	13,625	$13,625
TOTAL SHORT-TERM INVESTMENTS (Cost $13,625)		13,625

Total Investments (Cost $2,461,918) - 100.0%		1,627,897
Liabilities in Excess of Other Assets - (0.0)% (e)		(746)
TOTAL NET ASSETS - 100.0%		$1,627,151

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at March 31, 2022.
(c)	As of March 31, 2022, the Fund had a significant portion of its assets invested in the Real Estate Management & Development industry.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At March 31, 2022, the market value of these securities total $65,176, which represents 4.0% of total net assets.
(e)	Less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2022 (Unaudited)

ETFMG Real Estate Tech ETF
ASSETS
Investments in securities, at value*	$1,627,897
Receivables:
Dividends and interest receivable	288
Total Assets	1,628,185

LIABILITIES
Payables:
Management fees payable	1,034
Total Liabilities	1,034
Net Assets	$1,627,151

NET ASSETS CONSIST OF:
Paid-in capital	$2,500,000
Total distributable earnings (accumulated losses)	(872,849)
Net Assets	$1,627,151

*Identified Cost:
Investments in securities	$2,461,918

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$16.27

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2022 (Unaudited)1

ETFMG Real Estate Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign witholding tax of $96)	$9,545
Interest	2
Total Investment Income	9,547

Expenses:
Management fees	6,770
Total Expenses	6,770
Net Investment Income	2,777

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(41,529)
Foreign Currency	(76)
Net Realized Loss on Investments and In-Kind Redemptions	(41,605)

Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated investments	(834,021)
Net Change in Unrealized Appreciation/Depreciation of Investments	(834,021)
Net Realized and Unrealized Loss on Investments	(875,626)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(872,849)

[1]	The Fund commenced operations on October 19, 2021.

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2022 (Unaudited)[1]
OPERATIONS
Net investment income	$2,777
Net realized loss on investments and In-Kind Redemptions	(41,605)
Net change in unrealized appreciation/depreciation of investments	(834,021)
Net decrease in net assets resulting from operations	(872,849)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	2,500,000
Net increase in net assets	1,627,151

NET ASSETS
Beginning of Period	—
End of Period	$1,627,151

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)[1]
	Shares	Amount
Shares Sold	100,000	$2,500,000
Shares Redeemed	—	—
Net Transactions in Fund Shares	100,000	$2,500,000

Beginning Shares	—
Ending Shares	100,000

[1]	The Fund commenced operations on October 19, 2021.

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2022 (Unaudited)[1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.03
Net realized and unrealized loss on investments	(8.76)
Total from investment operations	(8.73)
Net asset value, end of period	$16.27
Total Return	-34.91%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,627
Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.31%[4]
Portfolio Turnover Rate	12%[3]

1	The Fund commenced operations on October 19, 2021.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

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ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Real Estate Tech ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Real Estate Technology Index – U.S. (“the Index”). The Fund commenced operations on October 19, 2021.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

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ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

The following table presents a summary of the inputs used to value the Fund’s net assets as of March 31, 2022:

ETFMG Real Estate Tech ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,614,272	$—	$—	$1,614,272
Short-Term Investments	13,625	—	—	13,625
Total Investments in Securities	$1,627,897	$—	$—	$1,627,897

^ See Schedule of Investments for classifications by sector or country.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

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ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the ETFMG Real Estate Tech ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

17

ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

NOTE 4 – MANAGEMENT AND CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non -distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor to the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

18

ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2022, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2022:

	Purchases	Sales
ETFMG Real Estate Tech ETF	$245,882	$267,652

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2022:

	Purchases In- Kind	Sales In- Kind
ETFMG Real Estate Tech ETF	$2,511,593	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2022.

NOTE 7 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

19

ETFMG Real Estate Tech ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C -152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

With respect to Note 7 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

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ETFMG Real Estate Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 24, 2021, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Prime Real Estate Tech ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund shareholders by the Adviser; (ii) comparative fee and expense data for the Fund in relation to other similar investment companies; (iii) the extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Fund. The Board’s review included written and oral information about the Adviser and services providers furnished to the Board prior to and at the meeting held on August 24, 2021, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. Representatives of the Adviser discussed the services to be provided to the Fund, the rationale for launching the Fund, the marketing strategy and the Fund’s proposed fees in comparison to the fees of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentation and any other information that the Board received at the meeting and deliberated on the approval of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided.

The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser would be providing investment advisory services to the Fund. The Board discussed the responsibilities of the Adviser, including: the investment of the Fund’s assets in accordance with its investment objective and monitoring compliance with various fund policies and procedures and with applicable securities regulations, and arranging for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and risk assessment capabilities; the marketing strategy for the Fund and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place that are reasonably designed to prevent violations of the Federal Securities laws. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the provision of high-quality services to the Fund, such as the hiring of trading, legal and compliance personnel, and enhancements to technology and related systems. The Board also considered the Adviser’s experience managing ETFs, as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

21

ETFMG Real Estate Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.

The Board noted that the Fund has not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Fall-Out Benefits and Economies of Scale.

The Board reviewed the proposed investment advisory fee for the Fund and compared it to the total operating expenses of other funds in the industry falling within the same style category, or peer group, as the Fund, as determined by the Adviser, using data received from an independent third party. The Board noted that the expense ratio for the Fund was higher than the average and median expense ratio for its peer ETFs. The Board took into consideration management’s discussion of the fees, including that there are limited true peers for the Fund because of its niche strategies and certain differences between the strategies of the Fund and its peer funds.

The Board also noted the importance of the fact that the advisory fee for the Fund was a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (the “Excluded Expenses”). The Board also noted that the Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that ETFMG and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) approved the Agreement for an initial term of two years.

22

ETFMG TM ETFs

Expense Example
Period Ended March 31, 2022 (Unaudited)

As a shareholder of ETFMG Real Estate Tech ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 19, 2021 to March 31, 2022), except as noted in footnotes below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher

ETFMG Real Estate Tech ETF

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period^		Annualized Expense Ratio During Period
Actual	$1,000.00	$650.90	$2.78	(1)	0.75%
Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78	(2)	0.75%

(^)	Fund commenced operations on October 19, 2021.
(1)	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 164 days, and divided by the number of days in the most recent twelve-month period, 365 days.
(2)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days. For comparative purposes only as the Fund was not in operation for the full six-month period.

23

ETFMG Real Estate Tech ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the ETFMG Prime Real Estate Tech ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2021, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

24

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION
March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfunds.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmgfunds.com daily.

NOTE 3 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF -MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

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ETFMG TM ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
26

ETFMG TM ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None
27

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

ETFMG Alternative Harvest ETF

MJ

ETFMG U.S. Alternative Harvest ETF

MJUS

ETFMG 2x Daily Alternative Harvest ETF

MJXL

ETFMG 2x Daily Inverse Alternative

Harvest ETF

MJIN

Semi-Annual Report

March 31, 2022

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG TM ETFs

March 31, 2022 (Unaudited)

ETFMG TM ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in our ETFs. The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

Performance Overview

During the 6-month period ended March 31, 2022, the S&P 500 Index, a broad measure of US companies, returned 5.91%. Below is a performance overview for each Fund for the same 6-month period.

ETFMG Alternative Harvest ETF (MJ) Performance Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022. MJ seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Alternative Harvest Index (the “Index”). Over the period, the total return for MJ was -27.64%, while the total return for the Index was -27.64%. The best performers, on the basis of contribution to return, were Arena Pharmaceuticals Inc, Vector Group Ltd, British American Tobacco Plc, Jazz Pharmaceuticals Plc and Wm Technology Inc, while the worst performers Canopy Growth Corp, Growgeneration Corp, Aurora Cannabis Inc, Hexo Corp and Tilray Brands Inc.

During the reporting period, MJ saw an average approximate allocation of 60.5% to Health Care, 21.85% to Consumer Staples and 5.96% to Consumer Discretionary. The portfolio securities of MJ were exposed predominately to Canada at 53.37%, 34.91% to the United States and 4.6% to United Kingdom.

ETFMG U.S. Alternative Harvest ETF (MJUS) Performance Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022. MJUS seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime U.S. Alternative Harvest Index (the “U.S. Index”).

Over the period, the total return for MJUS was -36.10%, while the total return the for the U.S. Index was -34.54%. The best performers in MJUS, on the basis of contribution to return, were Medicine Man Technologies In, Riv Capital Inc, Harvest Health & Recreation and Cansortium Inc and Ceres Acquisition Corp - A, while the worst performers were Curaleaf Holdings Inc, Hydrofarm Holdings Group Inc, Growgeneration Corp, Green Thumb Industries Inc and Cresco Labs Inc-Subordinate.

During the reporting period, MJUS saw an allocation of 66.01% to Health Care, 12.87% to Real Estate and 5.92% to Industrials

The portfolio securities of MJUS were primarily exposed to the United States at 82.95% and Canada at 18.03%.

ETFMG 2x Daily Alternative Harvest ETF (MJXL); and

ETFMG 2X Daily Inverse Alternative Harvest ETF (MJIN)

Operational Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022. MJXL and MJIN (collectively, the “Funds”) are leveraged and seek daily investment results, before fees and expenses, of 200%, with respect to MJXL or -200% with respect to MJIN, of the performance of the Index. The Funds, as stated above, seek daily investment results. Neither of the Funds seek to track a multiple of the Index for periods of longer than one day and the performance of the Funds, over longer periods, may not correlate to the Index performance. The Funds should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

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ETFMG TM ETFs

MJXL attempts to provide investment results that correlate to 200% of the return of the Index, meaning MJXL attempts to move in the same direction as the Index. MJIN attempts to provide investment results that correlate to -200% of the return of the Index, meaning that MJIN attempts to move in the opposite, or inverse, direction of the Index.

In seeking to achieve the Funds’ daily investment results, ETF Managers Group LLC (the “Adviser”) relies upon quantitative analysis to generate orders resulting in repositioning the Funds’ investments in accordance with its daily investment objective. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with the Funds’ objectives. As a consequence, if the Funds are performing as designed, the return of the Index will dictate the return for the Funds. Each MJIN and MJXL pursues its investment objective regardless of market conditions and does not take defensive positions. Each MJIN and MJXL has a clearly articulated goal which requires it to seek economic exposure significantly in excess of its net assets. To meet its objectives, each of the Funds invests in some combination of financial instruments, including significant investment in derivatives primarily comprised of swap agreements. The Adviser uses these types of investments to produce economically “leveraged” investment results. Leveraging allows the Adviser to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Funds.

The Funds use of certain investment techniques, including investments in derivatives, may be considered aggressive. Investments in derivatives in general, are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments will most likely increase the volatility of the Funds. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may also result in larger losses or smaller gains than otherwise would be the case.

Because each of the Funds seek daily investment results of the Index, a comparison of the return of the Funds to the Index does not provide an indication of whether either or the Funds met its respective investment objective. To determine if each of the Funds met its daily investment goals, the Adviser performs quantitative analysis seeking to determine the expected performance of each of the Funds as compared to Index. The quantitative analysis includes predictive models as well as stress-testing and back-testing. Factors Affecting Performance of the Funds:

Leverage – Each of the Funds seeks daily investment results (before fees and expenses) of 200% or - 200% of the performance of the Index. The use of leverage magnifies the Funds’ gains or losses and increases the investment’s risk and volatility.

Index Performance – The daily performance of Index, and the factors and market conditions implicitly affecting the Index, are the primary factors driving each of the Funds’ performance. Given the daily goals, the daily

Index returns are most important. The market conditions that affected the Index during the past year are described in the Performance Overview section.

Volatility and Compounding – The goal of the Funds is to provide the specified multiple of the daily return of the Index. Over periods longer than a single day, neither of the Funds should be expected to provide the multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the Funds over longer periods are greater or less than its daily stated goal. Periods of high volatility that lack a clear trend hurt the Funds’ performance while trending, low volatility markets enhance the Funds’ performance.

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ETFMG TM ETFs

Cost of Financing – In order to attain leveraged or inverse leveraged exposure, each of the Funds receives OBFR plus or minus a spread as applied to the borrowed portion of the Funds’ exposure. The spread varies between each of the Funds and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. An increase in interest rates which effects the cost of financing will further impact the performance of each of the Funds and its ability to track the Index.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each of the Funds’ prospectus and may be higher than many traditional index funds’ fees, which cause a greater negative impact on performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Swap Agreements:

During the reporting period, the Funds invested in swap agreements in order to gain the desired exposure to the Index. These derivatives generally tracked the performance of MJ and the Funds were generally negatively impacted from financing rates associated with their use. The Funds entered into swap agreements with counterparties that the Adviser determined to be significant global financial institutions.

If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Funds may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Funds, marked to market daily, in an amount approximately equal to the amount the counterparty owed each of the Funds, subject to certain minimum thresholds.

Performance Review

The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

ETFMG 2X Daily Alternative Harvest ETF (MJXL)

MJXL seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period. Over the reporting period, the Index had a total return of -27.64% and a volatility of 45.2%. Given the daily investment objectives of MJXL and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of MJXL performance for the same period. MJXL returned -53.04% for the reporting period and had a volatility of 91.2%. For the reporting period MJXL had an average daily volume of 11,875 shares and an average daily statistical correlation of 99.4% to the return of the Index.

ETFMG 2X Daily Inverse Alternative Harvest ETF (MJIN) Performance Review

The following information pertains to the fiscal period from the inception of MJIN on October 5, 2021, to March 31, 2022. MJIN seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period. Over the reporting period applicable to MJIN, the Index had a total return of -26.67 % and a volatility of 45.9%. Given the daily investment objectives of MJIN and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of MJIN performance for the same period. MJIN returned 20.49% for the reporting period and had a volatility of 93.9%. For the reporting period MJIN had an average daily volume of 3,477 shares and an average daily statistical correlation of -99.4% to the return of the Index.

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ETFMG TM ETFs

We thank you for your interest in our ETFs. You can find further details about MJ, MJUS, MJXL and MJIN by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

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ETFMG Alternative Harvest ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	5 Year Return	Since Inception (12/03/15)	Value of $10,000 (3/31/2022)
ETFMG Alternative Harvest ETF (NAV)	-53.98%	-15.69%	-8.42%	$5,734
ETFMG Alternative Harvest ETF(Market)	-54.11%	-15.73%	-8.94%	$5,530
S&P 500 Index	15.65%	15.99%	15.51%	$24,897
Prime Alternative Harvest Index*	-54.12%	-16.49%	-8.94%	$5,531

* On December 26, 2017, the Fund’s investment objective and principal investment strategy were substantially revised; therefore, the performance and average annual total returns shown for periods prior to December 26, 2017 is likely to have differed had the Fund’s current investment strategy been in effect during those periods. The Fund’s prior investment objective sought to provide investment results that corresponded to the performance of the Solactive Latin America Real Estate Index, which tracked equities with primary listings in the Latin America region that derived most of their income from real estate and real estate services. The Fund began tracking the Prime Alternative Harvest Index on December 26, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 3, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

6

ETFMG Alternative Harvest ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	ETFMG Sit Ultra Short ETF**	7.79%
2	Tilray Brands, Inc.	6.91%
3	Canopy Growth Corp.	5.14%
4	Sundial Growers, Inc. - ADR	5.02%
5	Cronos Group, Inc.	4.10%
6	GrowGeneration Corp.	3.96%
7	Aurora Cannabis, Inc.	3.67%
8	Organigram Holdings, Inc.	2.94%
9	WM Technology, Inc.	2.28%
10	High Tide, Inc.	2.03%

Top Ten Holdings= 43.84% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

7

ETFMG U.S. Alternative Harvest ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended March 31, 2022	Since Inception (5/12/2021)	Value of $10,000 (3/31/2022)
ETFMG U.S. Alternative Harvest ETF (NAV)	-50.68%	$4,932
ETFMG U.S. Alternative Harvest ETF (Market)	-50.70%	$4,930
S&P 500 Index	12.92%	$11,292
Prime US Alternative Harvest Index NTR	-48.57%	$5,143

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844 -ETF-MGRS (1-844-383 -6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on May 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

8

ETFMG U.S. Alternative Harvest ETF

Top Holdings as of March 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	Innovative Industrial Properties, Inc.	19.59%
2	WM Technology, Inc.	10.15%
3	GrowGeneration Corp.	8.79%
4	Charlottes Web Holdings, Inc.	7.47%
5	Hydrofarm Holdings Group, Inc.	7.15%
6	AFC Gamma, Inc.	6.95%
7	Power REIT	4.45%
8	Flora Growth Corp.	4.29%
9	Agrify Corp.	3.90%
10	Zynerba Pharmaceuticals, Inc.	2.96%

Top Holdings = 75.70% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

9

ETFMG 2x Daily Alternative Harvest ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended March 31, 2022	Since Inception (7/6/2021)	Value of $10,000 (3/31/2022)
ETFMG 2x Daily Alternative Harvest ETF (NAV)	-76.00%	$2,400
ETFMG 2x Daily Alternative Harvest ETF (Market)	-75.40%	$2,460
S&P 500 Index	5.38%	$10,538
Prime Alternative Harvest Index NTR	-47.80%	$5,220

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 6, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

10

ETFMG 2x Daily Inverse

Alternative Harvest ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended March 31, 2022	Since Inception (10/5/2021)	Value of $10,000 (3/31/2022)
ETFMG 2x Daily Inverse Alternative Harvest ETF (NAV)	20.49%	$12,041
ETFMG 2x Daily Inverse Alternative Harvest ETF (Market)	20.16%	$12,016
S&P 500 Index	4.97%	$10,497
Prime Alternative Harvest Index NTR	-27.12%	$7,288

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 5, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

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ETFMG TM ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

MJ

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial is not affiliated with Prime Indexes.

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ETFMG TM ETFs

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

MJUS

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

13

ETFMG TM ETFs

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

MJXL and MJIN

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

Investing in an ETFMG 2x Daily Leveraged ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The ETFMG 2x Daily Leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment.

The use of derivatives such as swaps are subject to additional risks that may cause prices to fluctuate over time and include the effects of compounding, market volatility, leverage risk, aggressive investment techniques risk, counterparty risk, and intra-day investment risk. Please see the summary and full prospectuses for a more complete description of these and other risks of investing in the Fund.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

14

ETFMG TM ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

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ETFMG TM ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

	ETFMG Alternative Harvest ETF	ETFMG U.S. Alternative Harvest ETF	ETFMG 2x Daily Alternative Harvest ETF	ETFMG 2x Daily Inverse Alternative Harvest ETF
As a percent of Net Assets:
Australia	1.5%	—%	—%	—%
Canada	45.0	6.3	—	—
Denmark	0.6	—	—	—
Ireland	2.8	—	—	—
Israel	1.7	—	—	—
Sweden	2.5	—	—	—
United Kingdom	4.6	—	—	—
United States	40.5	34.3	—	—
Exchange Traded Funds	11.7	—	—	—
Short-Term and other Net Assets
(Liabilities)	(10.9)	59.4	100.0	100.0
	100.0%	100.0%	100.0%	100.0%
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ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 1.5%
Pharmaceuticals - 0.0% (d)(g)
Incannex Healthcare, Ltd. (a)(c)	1,816,890	$251,522
Tobacco - 1.5%
Incannex Healthcare, Ltd. (a)	27,509,723	11,013,276
Total Australia		11,264,798
Canada - 45.0%
Food Products - 2.8%
Village Farms International, Inc. (a)(b)	3,784,105	19,980,074
Pharmaceuticals - 42.2% (g)
Aurora Cannabis, Inc. (a)(b)	9,979,874	39,919,496
Auxly Cannabis Group, Inc. (a)(b)	60,203,719	7,945,937
Canopy Growth Corp. (a)(b)	7,362,266	55,805,976
Charlottes Web Holdings, Inc. (a)(b)	13,187,118	14,240,379
Clever Leaves Holdings, Inc. (a)(b)	982,521	2,446,477
Cronos Group, Inc. (a)(b)	11,461,731	44,586,134
HEXO Corp. (a)(b)(f)	31,038,928	19,241,031
High Tide, Inc. (a)(b)	4,850,145	22,075,211
MediPharm Labs Corp. (a)(b)	17,616,231	2,606,889
Organigram Holdings, Inc. (a)(b)(f)	19,248,707	31,952,854
Sundial Growers, Inc. (a)(b)	77,898,736	54,529,115
Valens Co, Inc. (a)(b)	5,312,211	9,008,429
Total Pharmaceuticals		304,357,928
Total Canada		324,338,002
Denmark - 0.6%
Tobacco - 0.6%
Scandinavian Tobacco Group AS	199,257	4,261,263
Ireland - 2.8%
Pharmaceuticals - 2.8% (g)
Jazz Pharmaceuticals PLC (a)	130,573	20,326,299
Israel - 1.7%
Pharmaceuticals - 1.7% (g)
Intercure, Ltd. (a)(b)	1,710,037	12,055,761
Mexico - 0.0% (d)
Construction & Engineering - 0.0% (d)
Empresas ICA SAB de CV (a)(c)	155,893	—
Sweden - 2.5%
Tobacco - 2.5%
Swedish Match	2,386,641	17,991,695

The accompanying notes are an integral part of these financial statements.

17

ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 4.6%
Tobacco - 4.6%
British American Tobacco PLC	414,447	$17,392,031
Imperial Brands PLC	747,973	15,824,320
Total Tobacco		33,216,351
Total United Kingdom		33,216,351
United States - 40.5%
Biotechnology - 0.8%
Corbus Pharmaceuticals Holdings, Inc. (a)(b)(f)	11,380,099	6,048,523
Chemicals - 2.0%
Scotts Miracle-Gro Co.	120,004	14,755,692
Machinery - 3.1%
Agrify Corp. (a)(b)(f)	1,578,149	7,306,830
Hydrofarm Holdings Group, Inc. (a)	1,015,183	15,380,022
Total Machinery		22,686,852
Paper & Forest Products - 2.3%
Schweitzer-Mauduit International, Inc.	587,002	16,142,555
Pharmaceuticals - 11.5% (g)
Tilray Brands, Inc. (a)(b)	9,661,222	75,067,696
Zynerba Pharmaceuticals, Inc. (a)(b)(f)	3,649,762	7,482,012
Total Pharmaceuticals		82,549,708
Software - 3.4%
WM Technology, Inc. (a)(b)	3,162,293	24,729,131
Specialty Retail - 6.0%
GrowGeneration Corp. (a)(b)(f)	4,672,004	43,029,157
Tobacco - 11.4%
22nd Century Group, Inc. (a)(b)(f)	8,861,305	20,558,228
Altria Group, Inc.	350,301	18,303,227
Philip Morris International, Inc.	172,448	16,199,765
Turning Point Brands, Inc.	254,704	8,662,483
Vector Group, Ltd.	1,561,908	18,805,372
Total Tobacco		82,529,075
Total United States		292,470,693
TOTAL COMMON STOCKS (Cost $1,278,568,143)		715,924,862

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 50.6%
ETFMG Sit Ultra Short ETF (f)	1,725,000	84,636,435
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (e)	280,761,005	280,761,005
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $366,579,603)		365,397,440

The accompanying notes are an integral part of these financial statements.

18

ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.7%
First American Government Obligations Fund - Class X, 0.18% (e)	5,224,893	$5,224,893
TOTAL SHORT- TERM INVESTMENTS (Cost $5,224,893)		5,224,893
Total Investments (Cost $1,650,372,639) - 150.5%		1,086,547,195
Liabilities in Excess of Other Assets - (50.5)%		(364,485,435)
TOTAL NET ASSETS - 100.0%		$722,061,760

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2022.
(c)	Value determined using significant unobservable inputs. The value of these securities totals $251,522, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(d)	Less than 0.05%
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(g)	As of March 31, 2022 the Fund had a significant portion of its assets in the Pharmaceutical Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

19

ETFMG U.S. Alternative Harvest ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 40.6%
Canada - 6.3%
Personal Products - 2.3%
Flora Growth Corp. (a)	46,809	$91,746
Pharmaceuticals - 4.0%
Charlottes Web Holdings, Inc. (a)	147,997	159,817
Total Canada		251,563
United States - 34.3%
Machinery - 6.0%
Agrify Corp. (a)	18,047	83,558
Hydrofarm Holdings Group, Inc. (a)	10,096	152,954
Total Machinery		236,512
Pharmaceuticals - 1.6%
Zynerba Pharmaceuticals, Inc. (a)	30,892	63,329
Real Estate Investment Trusts (REITs) - 16.6%
AFC Gamma, Inc.	7,785	148,849
Innovative Industrial Properties, Inc.	2,041	419,222
Power REIT (a)	2,418	95,245
Total Real Estate Investment Trusts (REITs)		663,316
Software - 5.4%
WM Technology, Inc. (a)	27,778	217,224
Specialty Retail - 4.7%
GrowGeneration Corp. (a)	20,435	188,206
Total United States		1,368,587
TOTAL COMMON STOCKS (Cost $2,514,310)		1,620,150
SHORT-TERM INVESTMENTS - 13.0%
Money Market Funds - 13.0%
First American Government Obligations Fund - Class X, 0.19% (b)	520,048	520,048
TOTAL SHORT-TERM INVESTMENTS (Cost $520,048)		520,048
Total Investments (Cost $3,034,358) - 53.6%		2,140,198
Other Assets in Excess of Liabilities - 46.4%		1,854,530
TOTAL NET ASSETS - 100.0%		$3,994,728

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the seven-day yield at March 31, 2022.

The accompanying notes are an integral part of these financial statements.

20

ETFMG U.S. Alternative Harvest ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Long Total Return Equity Swaps	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
AYR Wellness	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	$166,274	$—
Columbia Care	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	151,935	—
Cresco Labs	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	188,995	—
Curaleaf Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	404,345	—
Green Thumb Industries	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	329,452	—
Jushi Holdings - Class B	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	133,070	—
Marimed	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	150,987	—
Medicine Man Technologies	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	67,536	—
Planet 13 Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	144,693	—
Terrascend	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	165,933	—
Trulieve Cannabis	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	284,533	—
Verano Holdings - Class A	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 16, 2022	226,543	—
					$2,414,297	$—

The accompanying notes are an integral part of these financial statements.

21

ETFMG 2x Daily Alternative Harvest ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 43.3%
Money Market Funds - 43.3%
First American Government Obligations Fund - Class X, 0.18% (a)	446,277	$446,277
TOTAL SHORT-TERM INVESTMENTS (Cost $446,277)		446,277
Total Investments (Cost $446,277) - 43.3%		446,277
Assets in Excess of Other Liabilities - 56.7%		585,214
TOTAL NET ASSETS - 100.0%		$1,031,491

(a) The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

22

ETFMG 2x Daily Alternative Harvest ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Reference Entity	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Upfront Premiums Paid/Received	Notional Amount	Unrealized Appreciation (Depreciation)
ETFMG Alternative Harvest ETF	Receives	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 0.25%	$—	$2,022,409	$—

The accompanying notes are an integral part of these financial statements.

23

ETFMG 2x Daily Inverse Alternative Harvest ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 51.5%
Money Market Funds - 51.5%
First American Government Obligations Fund - Class X, 0.18% (a)	347,771	$347,771
TOTAL SHORT-TERM INVESTMENTS (Cost $347,771)		347,771
Total Investments (Cost $347,771) - 51.5%		347,771
Assets in Excess of Other Liabilities - 48.5%		327,469
TOTAL NET ASSETS - 100.0%		$675,240

(a) The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

24

ETFMG 2x Daily Inverse Alternative Harvest ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Reference Entity	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Upfront Premiums Paid/Received	Notional Amount	Unrealized Appreciation (Depreciation)
ETFMG Daily Inverse Alternative Harvest ETF Swap	Pays	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index -0.39%	$—	$(1,308,901)	$—

The accompanying notes are an integral part of these financial statements.

25

ETFMG TM ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	ETFMG Alternative Harvest ETF	ETFMG U.S. Alternative Harvest ETF	ETFMG 2x Daily Alternative Harvest ETF	ETFMG 2x Daily Inverse Alternative Harvest ETF
ASSETS
Investments in unaffiliated securities, at value*	$866,292,126	$2,140,198	$446,277	$347,771
Investments in affiliated securities, at value*	220,255,069	—	—	—
Deposits at Broker for total return swap contracts	—	1,995,528	443,540	520,000
Receivables:
Receivable for fund shares issued	3,622,780	—	146,696	—
Dividends and interest receivable	1,295,258	7,917	20	31
Securities lending income receivable	1,123,732	—	—	—
Total assets	1,092,588,965	4,143,643	1,036,533	867,802

LIABILITIES
Collateral received for securities loaned (Note 7)	366,579,603	—	—	—
Payables:
Payable for investments purchased	3,590,027	—	—	—
Payable for open swap contracts	—	146,466	4,554	191,865
Management fees payable	357,575	2,449	488	697
Total liabilities	370,527,205	148,915	5,042	192,562
Net Assets	$722,061,760	$3,994,728	$1,031,491	$675,240

NET ASSETS CONSIST OF:
Paid-in Capital	$2,170,749,671	$6,734,880	$1,693,059	$628,664
Total Distributable Earnings (Accumulated Losses)	(1,448,687,911)	(2,740,152)	(661,568)	46,576
Net Assets	$722,061,760	$3,994,728	$1,031,491	$675,240

*Identified Cost:

Investments in unaffiliated securities	$1,231,581,390	$3,034,358	$446,277	$347,771
Investments in affiliated securities	418,791,249	—	—	—

Shares Outstanding^	69,750,000	810,000	430,000	60,000

Net Asset Value, Offering and Redemption Price per Share	$10.35	$4.93	$2.40	$11.25

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

26

ETFMG TM ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

	ETFMG Alternative Harvest ETF	ETFMG U.S. Alternative Harvest ETF	ETFMG 2x Daily Alternative Harvest ETF	ETFMG 2x Daily Inverse Alternative Harvest ETF(1)
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax & issuance fees of $-, $-, $-, $-)	$5,341,676	$18,512	$—	$—
Interest	1,135	453	246	39
Securities lending income	3,359,111	299	—	—
Total Investment Income	8,701,922	19,264	246	39

Expenses:
Management fees	3,156,398	19,195	3,204	3,553
Total Expenses	3,156,398	19,195	3,204	3,553
Net Investment Income (Loss)	5,545,524	69	(2,958)	(3,514)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(31,445,238)	(114,671)	—	—
Affiliated Investments	(22,903,159)	—	—	—
In-Kind redemptions	(9,287,599)	(72,398)	—	—
Foreign currency and foreign currency translation	(228,432)	128	—	—
Swap contracts	—	(1,576,224)	(581,866)	103,013
Net Realized Gain (Loss) on Investments, Swap Contracts and In-Kind redemptions	(63,864,428)	(1,763,165)	(581,866)	103,013
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(138,999,885)	(689,408)	—	—
Affiliated Investments	(101,006,564)	—	—	—
Foreign currency and foreign currency translation	(4,952)	—	—	—
Net change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	(240,011,401)	(689,408)	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Swap Contracts	(303,875,829)	(2,452,573)	(581,866)	103,013
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(298,330,305)	$(2,452,504)	$(584,824)	$99,499

(1)	The Fund commenced operations on October 5, 2021.

The accompanying notes are an integral part of these financial statements.

27

ETFMG Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income	$5,545,524	$18,791,771
Net realized gain (loss) on investments and In-Kind Redemptions	(63,864,428)	(26,438,605)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(240,011,401)	174,690,515
Net increase (decrease) in net assets resulting from operations	(298,330,305)	167,043,681

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(5,362,389)	(17,257,000)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(41,872,165)	421,833,537
Transaction Fees (See Note 1)	17,315	18,289
Net increase (decrease) in net assets from capital share transactions	(41,854,850)	421,851,826
Total increase (decrease) in net assets	(345,547,544)	571,638,507

NET ASSETS
Beginning of Period	1,067,609,304	495,970,797
End of Period	$722,061,760	$1,067,609,304

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	3,700,000	$47,940,235	57,650,000	$1,053,114,312
Transaction Fees (See Note 1)	—	17,315	—	18,289
Shares Redeemed	(8,100,000)	(89,812,400)	(31,350,000)	(631,269,872)
Net Transactions in Fund Shares	(4,400,000)	$(41,854,850)	26,300,000	$421,862,729
Beginning Shares	74,150,000		47,850,000
Ending Shares	69,750,000		74,150,000

The accompanying notes are an integral part of these financial statements.

28

ETFMG U.S. Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)
OPERATIONS
Net investment income (loss)	$69	$(9,128)
Net realized gain (loss) on investments, swap contracts and In-Kind Redemptions	(1,763,165)	(1,493,703)
Net change in unrealized appreciation (depreciation) of investments and swap contracts	(689,408)	(204,752)
Net increase (decrease) in net assets resulting from operations	(2,452,504)	(1,707,583)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	349,910	7,804,905
Total increase (decrease) in net assets	(2,102,594)	6,097,322

NET ASSETS
Beginning of Period	6,097,322	—
End of Period	$3,994,728	$6,097,322

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021(1)
	Shares	Amount	Shares	Amount
Shares Sold	450,000	$2,677,785	790,000	$7,804,905
Shares Redeemed	(430,000)	(2,327,875)	—	—
Net Transactions in Fund Shares	20,000	$349,910	790,000	$7,804,905
Beginning Shares	790,000		—
Ending Shares	810,000		790,000

(1)       The Fund commenced operations on May 12, 2021.

The accompanying notes are an integral part of these financial statements.

29

ETFMG 2x Daily Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)
OPERATIONS
Net investment income (loss)	$(2,958)	$(1,069)
Net realized gain (loss) on investments, swap contracts and In-Kind Redemptions	(581,866)	(396,127)
Net increase (decrease) in net assets resulting from operations	(584,824)	(397,196)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	1,054,242	959,269
Total increase (decrease) in net assets	469,418	562,073

NET ASSETS
Beginning of Period	562,073	—
End of Period	$1,031,491	$562,073

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021(1)
	Shares	Amount	Shares	Amount
Shares Sold	320,000	$1,054,242	110,000	$959,269
Shares Redeemed	—	—	—	—
Net Transactions in Fund Shares	320,000	$1,054,242	110,000	$959,269
Beginning Shares	110,000		—
Ending Shares	430,000		110,000

(1)       The Fund commenced operations on July 6, 2021.

The accompanying notes are an integral part of these financial statements.

30

ETFMG 2x Daily Inverse Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2022 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$(3,514)
Net realized gain (loss) on investments, swap contracts and In-Kind Redemptions	103,013
Net increase (decrease) in net assets resulting from operations	99,499

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(52,923)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	628,664
Total increase (decrease) in net assets	675,240

NET ASSETS
Beginning of Period	—
End of Period	$675,240

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)(1)
	Shares	Amount
Shares Sold	150,000	$2,033,417
Shares Redeemed	(90,000)	(1,404,753)
Net Transactions in Fund Shares	60,000	$628,664
Beginning Shares	—
Ending Shares	60,000

(1)       The Fund commenced operations on October 5, 2021.

The accompanying notes are an integral part of these financial statements.

31

ETFMG Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net Asset Value, Beginning Period/Year	$14.40	$10.37	$20.83	$39.74	$31.36	$29.64
Income from Investment Operations:
Net investment income[1]	0.08	0.26	0.91	1.02	0.37	0.57
Net realized and unrealized gain (loss) on investments	(4.06)	4.01	(10.49)	(18.96)	8.95	4.42
Total from investment operations	(3.98)	4.27	(9.58)	(17.94)	9.32	4.99
Less Distributions:
Distributions from net investment income	(0.07)	(0.24)	(0.88)	(0.97)	(0.74)	(2.56)
Net realized gains	—	—	—	—	(0.20)	(0.71)
Total distributions	(0.07)	(0.24)	(0.88)	(0.97)	(0.94)	(3.27)
Net asset value, end period/year	$10.35	$14.40	$10.37	$20.83	$39.74	$31.36
Total Return	-27.64%[2]	40.90%	-46.83%	-45.60%	33.85%	20.23%

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$722,062	$1,067,609	$495,971	$800,957	$679,559	$6,271

Gross Expenses to Average Net Assets	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.79%
Net Investment Income to Average Net Assets	1.32%[3]	1.39%	6.27%	3.26%	1.18%	1.98%
Portfolio Turnover Rate	34%[2]	75%	46%	71%	97%	44%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

32

ETFMG U.S. Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]

Net Asset Value, Beginning Period	$7.72	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.00 [5]	(0.01)
Net realized and unrealized gain (loss) on investments	(2.79)	(2.27)
Total from investment operations	(2.79)	(2.28)
Net asset value, end period	$4.93	$7.72
Total Return	-36.10%[3]	-22.82%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$3,995	$6,097

Gross Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.00%[4]	-0.38%[4]
Portfolio Turnover Rate	18%[3]	16%[3]

[1]	The Fund commenced operations on May 12, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

33

ETFMG 2x Daily Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021[1]
Net Asset Value, Beginning Period	$5.11	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.70)	(4.88)
Total from investment operations	(2.71)	(4.89)
Net asset value, end period	$2.40	$5.11
Total Return	-53.04%[3]	-48.90%[3]
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,031	$562
Gross Expenses to Average Net Assets	0.95%[4]	0.95%[4]
Net Investment Income (Loss) to Average Net Assets	-0.88%[4]	-0.72%[4]
Portfolio Turnover Rate	0%[3]	0%[3]

1	The Fund commenced operations on July 6, 2021.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

34

ETFMG 2x Daily Inverse Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Period Ended March 31, 2022 (Unaudited)[1]

Net Asset Value, Beginning Period	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	(0.06)
Net realized and unrealized gain (loss) on investments	2.19
Total from investment operations	2.13
Less Distributions:
Distributions from net investment income	(0.88)
Total distributions	(0.88)
Net asset value, end period	$11.25
Total Return	20.49%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$675

Gross Expenses to Average Net Assets	0.95%[4]
Net Investment Income (Loss) to Average Net Assets	-0.94%[4]
Portfolio Turnover Rate	0%[3]

[1]	The Fund commenced operations on October 5, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

35

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Alternative Harvest ETF (“MJ”), ETFMG U.S. Alternative Harvest ETF (“MJUS”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”) and ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Alternative Harvest ETF	12/3/2015	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index (the “Index”).
ETFMG U.S. Alternative Harvest ETF	5/12/2021	Seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the “Cannabis Business” in the United States, and in derivatives that have economic characteristics similar to such securities.
ETFMG 2x Daily Alternative Harvest ETF	7/6/2021	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period.
ETFMG 2x Daily Inverse Alternative Harvest ETF	10/5/2021	Seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) (or opposite) of the return of the Index for a single day, not for any other period.

The Funds may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve their investment objective.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares for MJ and MJUS and 10,000 shares for MJXL and MJIN, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

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March 31, 2022 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the ETFMG Alternative Harvest ETF held two securities that were fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
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March 31, 2022 (Unaudited) (Continued)

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ investments in securities and swap contracts at fair value, as of March 31, 2022:

ETFMG Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$715,924,862	$—	$—	$715,924,862
Short Term Investments	5,224,893	—	—	5,224,893
ETFMG Sit Ultra Short ETF**	84,636,435	—	—	84,636,435
Investments Purchased with Securities Lending Collateral*	—	—	—	280,761,005
Total Investments in Securities	$805,786,190	$—	$—	$1,086,547,195

ETFMG U.S. Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,620,150	$—	$—	$1,620,150
Short Term Investments	520,048	—	—	520,048
Total Investments in Securities	$2,140,198	$—	$—	$2,140,198

Swap Contracts ***	Level 1	Level 2	Level 3	Total
Long Total Return Equity Swap Contracts	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—
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March 31, 2022 (Unaudited) (Continued)

ETFMG 2x Daily Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$446,277	$—	$—	$446,277
Total Investments in Securities	$446,277	$—	$—	$446,277

Swap Contracts***	Level 1	Level 2	Level 3	Total
Long Total Return Equity Swap Contracts	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

ETFMG 2x Daily Inverse Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$347,771	$—	$—	$347,771
Total Investments in Securities	$347,771	$—	$—	$347,771

Swap Contracts***	Level 1	Level 2	Level 3	Total
Long Total Return Equity Swap Contracts	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

^	See Schedule of Investments for classifications by country and industry.
*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
**	Investment was purchased with collateral.
***	Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of March 31, 2022, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. The total return swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

40

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of March 31, 2022.

ETFMG U.S. Alternative Harvest ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Received
Cowen and Company, LLC	Total Return Swap Contracts	$(146,466)	$—	$(146,466)	$—	$—	$(146,466)

ETFMG 2x Daily Alternative Harvest ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Received
Cowen and Company, LLC	Total Return Swap Contract	$(4,554)	$—	$(4,554)	$—	$—	$(4,554)
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ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

ETFMG 2x Daily Inverse Alternative Harvest ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Received
Cowen and Company, LLC	Total Return Swap Contract	$(191,865)	$—	$(191,865)	$—	$—	$(191,865)

The average monthly notional amount of the swap contracts during the period ended March 31, 2022 for the Funds were:

ETFMG U.S. Alternative Harvest ETF	Swap Contracts	$3,581,337
ETFMG 2x Daily Alternative Harvest ETF	Swap Contract	$1,404,372
ETFMG 2x Daily Inverse Alternative Harvest ETF	Swap Contract	$(1,523,873)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

		Assets	Liabilities	Net Unrealized Gain (Loss)

ETFMG U.S. Alternative Harvest ETF	Swap Contracts	$—	$146,466	$—
ETFMG 2x Daily Alternative Harvest ETF	Swap Contract	$—	$4,554	$—
ETFMG 2x Daily Inverse Alternative Harvest ETF	Swap Contract	$—	$191,865	$—
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ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended March 31, 2022:

		Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
ETFMG U.S. Alternative Harvest ETF	Swap Contracts	$(1,576,224)	$—
ETFMG 2x Daily Alternative Harvest ETF	Swap Contract	$(581,866)	$—
ETFMG 2x Daily Inverse Alternative Harvest ETF	Swap Contract	$103,013	$—

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19),have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested.

Daily Index Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, a Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that a Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over-or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect a Fund’s ability to adjust exposure to the required levels.

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

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ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Alternative Harvest ETF	0.75%
ETFMG U.S. Alternative Harvest ETF	0.75%
ETFMG 2x Daily Alternative Harvest ETF	0.95%
ETFMG 2x Daily Inverse Alternative Harvest ETF	0.95%

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for MJ, MJUS, MJXL and MJIN. Level is not affiliated with the Trust or the Advisor.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2022, the Funds did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2022:

	Purchases	Sales
ETFMG Alternative Harvest ETF	$310,409,311	$316,667,887
ETFMG U.S. Alternative Harvest ETF	1,155,985	286,504
45

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2022:

	Purchases In-Kind	Sales In-Kind
ETFMG Alternative Harvest ETF	$45,141,895	$82,932,084
ETFMG U.S. Alternative Harvest ETF	787,971	651,777

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2022.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short -term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the period ended March 31, 2022 the value of the securities on loan and payable for collateral due to broker were as follows:

46

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Value of Securities on Loan Collateral Received
Fund	Values of Securities on Loan	Fund Collateral Received*
ETFMG Alternative Harvest ETF	$306,711,413	$366,579,603

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, a money market fund with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Alternative Harvest ETF	$1,747,712,784	$13,790,736	$(414,230,097)	$(400,439,361)
ETFMG U.S. Alternative Harvest ETF	1,778,251	140,373	(350,740)	(210,367)
ETFMG 2x Daily Alternative Harvest ETF	—	—	—	—

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)

ETFMG Alternative Harvest ETF	$2,014,017	$—	$2,014,017	$(746,569,873)	$(1,144,995,217)
ETFMG U.S. Alternative Harvest ETF	—	—	—	(77,281)	(287,648)
ETFMG 2x Daily Alternative Harvest ETF	—	—	—	(76,744)	(76,744)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

47

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of September 30, 2021, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
ETFMG Alternative Harvest ETF	$(225,753,428)	$(520,821,254)	Indefinite
ETFMG U.S. Alternative Harvest ETF	(77,281)	—	Indefinite
ETFMG 2x Daily Alternative Harvest ETF	(76,744)	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2021.

	Late Year Ordinary Loss	Post- October Capital Loss
ETFMG Alternative Harvest ETF	$—	$—
ETFMG U.S. Alternative Harvest ETF	—	—
ETFMG 2x Daily Alternative Harvest ETF	—	—

The tax character of distributions paid during the period ended March 31, 2022, and the year ended September 30, 2021 were as follows:

	Period Ended March 31, 2022		Year Ended September 30, 2021
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
ETFMG Alternative Harvest ETF	$5,362,389	—	$17,257,000	—
ETFMG U.S. Alternative Harvest ETF	—	—	—	—
ETFMG 2x Daily Alternative Harvest ETF	—	—	—	—
ETFMG 2x Daily Inverse Alternative Harvest ETF	52,923	—	—	—
48

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Alternative Harvest ETF

ETFMG Alternative Harvest ETF owned the following companies during the period ended March 31, 2022. 22nd Century Group, Inc., Agrify, Corp., Corbus Pharmaceuticals Holdings, Inc., GrowGeneration Corp., Hexo Corp., Organigram Holdings, Inc., Village Farms International, Inc., Zynerba Pharmaceuticals, Inc., and ETFMG Sit Ultra Short ETF are deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2021	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2022	Ending Shares
22nd Century Group, Inc.*	$38,141,530	$2,430,717	$(13,178,369)	$(3,886,891)	$(2,948,759)	$—	$20,558,228	8,861,305
Agrify Corp. *	11,585,590	11,655,591	(1,196,451)	(620,298)	(14,117,602)	—	7,306,830	1,578,149
Aurora Cannabis, Inc. **	77,960,284	9,281,375	(13,981,765)	(10,023,718)	(23,316,680)	—	39,919,496	9,979,874
Clever Leaves Holdings, Inc. **	17,915,605	544,662	(5,758,410)	(11,243,311)	987,931	—	2,446,477	982,521
Corbus Pharmaceuticals Holdings, Inc. *	14,383,541	1,255,592	(2,103,747)	(5,448,191)	(2,038,672)	—	6,048,523	11,380,099
ETFMG Sit Ultra Short ETF *	85,827,375	—	—	—	(1,190,940)	—	84,636,435	1,725,000
GrowGeneration Corp. *	63,275,318	27,667,264	(4,324,440)	(2,368,587)	(41,220,398)	—	43,029,157	4,672,004
Hexo Corp. *	24,321,019	25,876,440	(2,109,509)	(1,568,105)	(27,278,814)	—	19,241,031	31,038,928
Organigram Holdings, Inc. *	60,578,493	6,717,506	(23,637,133)	(5,993,457)	(5,712,555)	—	31,952,854	19,248,707
Village Farms International, Inc. **	36,150,781	2,362,020	(6,879,453)	(1,457,694)	(10,195,580)	—	19,980,074	3,784,105
Zynerba Pharmaceuticals, Inc. *	18,879,935	2,016,858	(3,898,328)	(3,017,630)	(6,498,823)	—	7,482,012	3,649,762

*Affiliate as of March 31, 2022.

** This security was not affiliated as of March 31, 2022.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

49

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

With respect to Note 10 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

50

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Alternative Harvest ETF (“MJ”), ETFMG U.S. Alternative Harvest ETF (“MJUS”) and ETFMG 2x Daily Alternative Harvest ETF (“MJXL”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund by the Adviser; (ii) the investment performance of each Fund; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for each Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure; and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

51

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ending December 31, 2021. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”), using data received from an independent thrid party. In this regard, the Board noted the short time that each of MJUS and MJXL has been in operation.

The Board additionally reviewed the performance of MJ and MJXL as compared to the Funds’ underlying index and the correlation of returns to benchmark information, respectively, for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for these Funds than it is for actively managed funds, given the Funds’ investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of these Funds by focusing on the correlation of performance versus the benchmark (or relevant multiple thereof). The Board reviewed information regarding MJ’s and MJXL’s correlation of returns to the benchmark, discussing, as applicable, factors which contributed to each Fund’s correlation of returns. The Board noted underperformance by each Fund relative to its benchmark (or relative multiple thereof) over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Fund not incurred by its underlying index, cash drag, the process of rebalancing the Fund’s portfolio and regulatory requirements. Additionally, with respect to MJ, the Board considered that the Fund had changed its underlying index during the time period for which performance was reviewed. The Board noted management’s representations that MJ’s and MJXL’s correlation of returns versus target performance was within the range of what was expected. The Board concluded that, after taking these factors into account, each Fund’s correlation of returns versus target performance was satisfactory.

With respect to MJUS, the Board considered management’s discussion of the Fund’s performance, noting the effect of the cost of financing swap transactions on performance.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser, using data received from an independent third party. Among other information, the Board noted that the advisory fee for each of MJ and MJUS was higher than the average and equal to the median expense ratios for its respective peer group and that with respect to MJXL, the advisory fee was lower than the average and median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

52

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

53

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 24, 2021, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG 2X Daily Inverse Alternative Harvest ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser; (ii) comparative fee and expense data for the Fund in relation to other similar investment companies; (iii) the extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Fund. The Board’s review included written and oral information about the Adviser and service providers furnished to the Board prior to and at the meeting held on August 24, 2021, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. Representatives of the Adviser discussed the services to be provided to the Fund, the rationale for launching the Fund, the marketing strategy and the Fund’s proposed fees in comparison to the fees of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentation and any other information that the Board received at the meeting and deliberated on the approval of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided.

The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser would be providing investment advisory services to the Fund. The Board discussed the responsibilities of the Adviser, including: the investment of the Fund’s assets in accordance with its investment objective and monitoring compliance with various fund policies and procedures and with applicable securities regulations, and arranging for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure, as applicable; the quality of the Adviser’s compliance infrastructure and risk assessment capabilities; the marketing strategy for the Fund and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place that are reasonably designed to prevent violations of the Federal Securities laws. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the provision of high-quality services to the Fund, such as the hiring of trading, legal and compliance personnel, and enhancements to technology and related systems. The Board also considered the Adviser’s experience managing ETFs, as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

54

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.

The Board noted that the Fund has not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Fall-Out Benefits and Economies of Scale.

The Board reviewed the proposed investment advisory fee for the Fund and compared it to the total operating expenses of other funds in the industry falling within the same style category, or peer group, as the Fund, as determined by the Adviser, using data received from an independent third party. The Board noted that the expense ratio for the Fund was lower than the average and equal to the median expense ratio for its peer ETFs. The Board took into consideration management’s discussion of the fees, including that there are limited true peers for the Fund because of its niche strategies and certain differences between the strategies of the Fund and its peer funds.

The Board also noted the importance of the fact that the advisory fee for the Fund was a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (the “Excluded Expenses”). The Board also noted that the Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that ETFMG and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) approved the Agreement for an initial term of two years.

55

ETFMG TM ETFs

EXPENSE EXAMPLE

March 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period		Annualized Expense Ratio During the Period October 1, 2021 to March 31, 2022
ETFMG Alternative Harvest ETF
Actual	1,000.00	723.60	3.22	(1)	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	(1)	0.75%
ETFMG U.S. Alternative Harvest ETF
Actual	1,000.00	639.00	3.06	(1)	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	(1)	0.75%
ETFMG 2x Daily Alternative Harvest ETF
Actual	1,000.00	469.60	3.48	(1)	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	(1)	0.95%
ETFMG 2x Daily Inverse Alternative Harvest ETF
Actual	1,000.00	1,204.90	5.11	(2)	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	(3)	0.95%
56

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 182/365 days (to reflect the six-month period).
(2)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 178/365 days (to reflect the period since the Fund’s inception).
(3)	For comparative purposes only as the Fund was not in operation for the full six-month period.
57

ETFMG TM ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Alternative Harvest ETF, ETFMG U.S. Alternative Harvest ETF, ETFMG 2x Daily Alternative Harvest ETF and ETFMG 2X Daily Inverse Alternative Harvest ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2021, each Fund, except the ETFMG Alternative Harvest ETF (“MJ”), was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. The highly liquid investment minimum of MJ was discussed. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

58

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
ETFMG Alternative Harvest ETF	100.00%
ETFMG U.S. Alternative Harvest ETF	0.00%
ETFMG 2x Daily Alternative Harvest ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
ETFMG Alternative Harvest ETF	74.28%
ETFMG U.S. Alternative Harvest ETF	0.00%
ETFMG 2x Daily Alternative Harvest ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
ETFMG Alternative Harvest ETF	0.00%
ETFMG U.S. Alternative Harvest ETF	0.00%
ETFMG 2x Daily Alternative Harvest ETF	0.00%

During the year ended September 30, 2021, the Funds did not declare any long-term realized gains distributions.

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/21
ETFMG Alternative Harvest ETF	4,249,571	256,535	0.05731047	0.00345968	74,150,000
59

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited) (Continued)

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

60

ETFMG TM ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
61

ETFMG Alternative Harvest ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None
62

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2022

(Unaudited)

AI Powered Equity ETF

Ticker: AIEQ

The fund is a series of ETF Managers Trust.

AI Powered Equity ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AI Powered Equity Exchange-Traded Fund (“AIEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

The AI Powered Equity ETF is actively managed and seeks capital appreciation. Over the period, the total return for the Fund was -8.96%, while the total return for its benchmark, the S&P 500 Index, was 5.92%. The best performers in the Fund, based on contribution to return, were Microsoft Corp, Cheniere Energy Inc, Mosaic Co/The, Cloudflare Inc - Class A and Crowdstrike Holdings Inc – A, while the worst performers were Moderna Inc, Denbury Inc, Enphase Energy Inc, Neogenomics Inc, Twitter Inc and Pentair Plc.

During the reporting period, the Fund saw an allocation of 25.77% to Information Technology, 12.37% to Consumer Discretionary and 11.01% to Financials with the exposure of all portfolio securities being to the United States.

AIEQ invests primarily in equity securities listed on a U.S. exchange, based on the results of a proprietary, quantitative model developed by EquBot LLC that runs on the Watson™ platform. Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 200 companies with the greatest potential, over the next twelve months, for appreciation and weights those companies to seek a level of volatility comparable to that of the broader U.S. equity market. EquBot, the Fund’s sub-adviser, is a technology-based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses.

You can find further details about AIEQ by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

2

AI Powered Equity ETF

Growth of $10,000 (Unaudited)

			Since	Value of
Average Annual Returns	1 Year	3 Year	Inception	$10,000
Period Ended March 31, 2022	Return	Return	(10/17/17)	(3/31/2022)
AI Powered Equity ETF (NAV)	-1.98%	13.37%	12.15%	$16,658
AI Powered Equity ETF (Market)	-2.04%	13.52%	12.07%	$16,605
S&P 500 Index	15.65%	18.92%	15.74%	$19,172

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 17, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

3

AI Powered Equity ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

		% of Total
	Security	Investments
1	Hershey Co.	2.86%
2	Bank of New York Mellon Corp.	2.59%
3	Fastenal Co.	2.51%
4	Amazon.com, Inc.	2.50%
5	Analog Devices, Inc.	2.44%
6	Lockheed Martin Corp.	2.37%
7	General Dynamics Corp.	2.37%
8	American Electric Power Co., Inc.	2.31%
9	Albemarle Corp.	2.29%
10	McDonalds Corp.	2.17%

Top Ten Holdings = 24.41% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

4

AI Powered Equity ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

AIEQ

The AI Powered Equity Technology ETF (the “Fund”) seeks long-term capital appreciation within risk constraints commensurate with broad market US equity indices.

The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities. Fund holdings are subject to change. For full holdings information, please visit www.etfmg.com.

The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the fund. Equbot LLC serves as the sub-advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Equbot.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

5

AI Powered Equity ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

AI Powered
Equity ETF
As a percent of Net Assets:
Cayman Islands	0.1%
Ireland	0.6
Netherlands	1.6
Switzerland	0.2
United Kingdom	0.2
United States	90.7
Virgin Islands	0.0 *
Short-Term and other Net Assets (Liabilities)	6.6
100.0%

*Amount is less than 0.05%.

6

AI Powered Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Cayman Islands - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Ambarella, Inc. (a)	949	$99,569

Ireland - 0.6%
Electrical Equipment - 0.2%
Eaton Corp. PLC	2,549	386,836
Insurance - 0.2%
Aon PLC - Class A	803	261,481
Pharmaceuticals - 0.2%
Jazz Pharmaceuticals PLC (a)	1,645	256,077
Total Ireland		904,394

Netherlands - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	12,362	2,287,959

Switzerland - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	1,922	251,744

United Kingdom - 0.2%
Electrical Equipment - 0.2%
Sensata Technologies Holding PLC (a)	4,928	250,589

United States - 90.7%
Aerospace & Defense - 5.2%
General Dynamics Corp.	14,747	3,556,681
Lockheed Martin Corp.	8,061	3,558,125
Textron, Inc.	3,451	256,685
Total Aerospace & Defense		7,371,491
Airlines - 0.2%
Alaska Air Group, Inc. (a)	5,972	346,436
Automobiles - 1.5%
Tesla, Inc. (a)(b)	1,967	2,119,639
Banks - 3.2%
First Horizon Corp.	11,128	261,397
First Republic Bank	1,615	261,792
SVB Financial Group (a)	2,754	1,540,725
Truist Financial Corp.	4,372	247,892
Wells Fargo & Co.	45,511	2,205,463
Total Banks		4,517,269
Biotechnology - 1.2%
Exelixis, Inc. (a)	77,121	1,748,333

The accompanying notes are an integral part of these financial statements.

7

AI Powered Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Capital Markets - 4.1%
Bank of New York Mellon Corp.	78,337	$3,887,865
Morgan Stanley	1,841	160,903
S&P Global, Inc.	4,076	1,672,023
Total Capital Markets		5,720,791
Chemicals - 2.6%
Albemarle Corp.	15,546	3,437,998
Mosaic Co.	3,956	263,074
Total Chemicals		3,701,072
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	1,959	259,568
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (a)(b)	20,876	2,037,498
Construction Materials - 0.2%
Vulcan Materials Co.	1,381	253,690
Consumer Finance - 1.0%
Discover Financial Services	13,045	1,437,429
Containers & Packaging - 0.5%
Avery Dennison Corp.	1,464	254,692
Greif, Inc. - Class A	7,389	480,728
Total Containers & Packaging		735,420
Diversified Consumer Services - 0.2%
Service Corp. International	4,080	268,546
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B (a)	855	301,738
Voya Financial, Inc.	3,841	254,850
Total Diversified Financial Services		556,588
Electric Utilities - 4.9%
American Electric Power Co., Inc.	34,859	3,477,882
Entergy Corp.	15,608	1,822,234
NRG Energy, Inc.	40,497	1,553,465
Total Electric Utilities		6,853,581
Electronic Equipment, Instruments & Components - 0.2%
Jabil, Inc.	5,449	336,366
Energy Equipment & Services - 1.2%
Halliburton Co.	43,892	1,662,190
Entertainment - 0.8%
Madison Square Garden Sports Corp. (a)	6,360	1,140,730
Food & Staples Retailing - 0.5%
Sysco Corp.	8,747	714,193
Food Products - 3.7%
Conagra Brands, Inc.	7,866	264,062
Hershey Co.	19,858	4,301,838
McCormick & Co., Inc.	6,450	643,710
Total Food Products		5,209,610

The accompanying notes are an integral part of these financial statements.

8

AI Powered Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Gas Utilities - 1.5%
Atmos Energy Corp.	2,205	$263,475
National Fuel Gas Co.	26,815	1,842,191
Total Gas Utilities		2,105,666
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	10,588	468,943
DexCom, Inc. (a)	1,144	585,270
Intuitive Surgical, Inc. (a)	344	103,778
Stryker Corp.	9,801	2,620,297
Teleflex, Inc.	3,551	1,260,001
Total Health Care Equipment & Supplies		5,038,289
Hotels, Restaurants & Leisure - 3.0%
McDonald’s Corp.	13,166	3,255,689
Penn National Gaming, Inc. (a)	17,139	727,037
Yum! Brands, Inc.	2,140	253,654
Total Hotels, Restaurants & Leisure		4,236,380
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	1,322	257,235
Roper Technologies, Inc.	548	258,782
Total Industrial Conglomerates		516,017
Insurance - 1.1%
American International Group, Inc.	13,343	837,540
Assurant, Inc.	1,439	261,653
Principal Financial Group, Inc.	3,494	256,495
Travelers Cos., Inc.	1,425	260,390
Total Insurance		1,616,078
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A (a)	1,056	2,937,105
Alphabet, Inc. - Class C (a)(b)	979	2,734,337
Total Interactive Media & Services		5,671,442
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	1,152	3,755,462
IT Services - 1.6%
Jack Henry & Associates, Inc.	1,324	260,894
Visa, Inc. - Class A (b)	8,924	1,979,076
Total IT Services		2,239,970
Life Sciences Tools & Services - 2.7%
Danaher Corp.	5,801	1,701,607
NeoGenomics, Inc. (a)(b)	156,558	1,902,180
Waters Corp. (a)	803	249,243
Total Life Sciences Tools & Services		3,853,030
Multi-Utilities - 0.2%
Ameren Corp.	2,827	265,060
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	8,422	257,124
Matador Resources Co.	22,094	1,170,540
PDC Energy, Inc.	35,353	2,569,456
Total Oil, Gas & Consumable Fuels		3,997,120

The accompanying notes are an integral part of these financial statements.

9

AI Powered Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals - 2.5%
Johnson & Johnson	14,615	$2,590,217
Pfizer, Inc.	4,949	256,210
Zoetis, Inc.	3,541	667,797
Total Pharmaceuticals		3,514,224
Professional Services - 0.2%
TransUnion	2,517	260,107
Real Estate Investment Trust (REIT) - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	29,662	1,406,869
Road & Rail - 0.2%
Norfolk Southern Corp.	909	259,265
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	27,126	2,965,957
Amkor Technology, Inc.	75,599	1,642,010
Analog Devices, Inc.	22,224	3,670,960
Broadcom, Inc.	4,526	2,849,932
MACOM Technology Solutions Holdings, Inc. (a)(b)	18,049	1,080,594
MaxLinear, Inc. (a)(b)	12,978	757,266
Synaptics, Inc. (a)(b)	4,011	800,195
Total Semiconductors & Semiconductor Equipment		13,766,914
Software - 10.1%
Crowdstrike Holdings, Inc. - Class A (a)	12,104	2,748,575
Datadog, Inc. - Class A (a)	15,546	2,354,753
Dropbox, Inc. - Class A (a)	80,097	1,862,255
Dynatrace, Inc. (a)	77	3,627
HubSpot, Inc. (a)(b)	1,516	720,009
Microsoft Corp.	4,318	1,331,283
New Relic, Inc. (a)(b)	18,453	1,234,137
Oracle Corp.	16,915	1,399,378
salesforce.com, Inc. (a)	10,476	2,224,264
SecureWorks Corp. - Class A (a)	7,821	103,628
Synopsys, Inc. (a)	576	191,964
Total Software		14,173,873
Specialty Retail - 2.6%
Advance Auto Parts, Inc. (b)	10,415	2,155,488
GameStop Corp. - Class A (a)	7,709	1,284,165
TJX Cos., Inc.	4,103	248,560
Total Specialty Retail		3,688,213
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	4,573	798,492
Textiles, Apparel & Luxury Goods - 2.4%
Lululemon Athletica, Inc. (a)	709	258,948
PVH Corp.	40,121	3,073,670
Total Textiles, Apparel & Luxury Goods		3,332,618
Tobacco - 1.1%
Altria Group, Inc.	28,293	1,478,309

The accompanying notes are an integral part of these financial statements.

10

AI Powered Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Trading Companies & Distributors - 3.2%
Fastenal Co.	63,483	$3,770,891
United Rentals, Inc. (a)	2,026	719,655
Total Trading Companies & Distributors		4,490,546
Water Utilities - 0.2%
American Water Works Co., Inc.	1,595	264,020
Total United States		127,718,404

Virgin Islands (UK) - 0.0% (d)
Textiles, Apparel & Luxury Goods - 0.0% (d)
Capri Holdings, Ltd. (a)	273	14,029
TOTAL COMMON STOCKS (Cost $131,377,527)		131,526,688

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 8.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	12,070,426	12,070,426
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $12,070,426)		12,070,426

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 0.18% (c)	6,648,154	6,648,154
TOTAL SHORT-TERM INVESTMENTS (Cost $6,648,154)		6,648,154

Total Investments (Cost $150,096,107) - 106.7%		150,245,268
Liabilities in Excess of Other Assets - (6.7)%		(9,462,593)
TOTAL NET ASSETS - 100.0%		$140,782,675

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.
(b)	All or portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

11

AI Powered Equity ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

AI Powered
Equity ETF
ASSETS
Investments in securities, at value*	$150,245,268
Receivables:
Receivable for fund shares issued	31,228,230
Dividends and interest receivable	97,755
Securities lending income receivable	2,478
Receivable for investments sold	57,902,698
Total Assets	239,476,429

LIABILITIES
Collateral received for securities loaned (Note 7)	12,070,426
Payables:
Payable for investments purchased	55,708,672
Payable for fund shares redeemed	30,825,548
Unitary fees payable	89,108
Total Liabilities	98,693,754
Net Assets	$140,782,675

NET ASSETS CONSIST OF:
Paid-in Capital	$154,672,050
Total distributable earnings (accumulated losses)	(13,889,375)
Net Assets	$140,782,675

*Identified Cost:
Investments in securities	$150,096,107

Shares Outstanding^	3,825,000
Net Asset Value, Offering and Redemption Price per Share	$36.81

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

12

AI Powered Equity ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

AI Powered
Equity ETF
INVESTMENT INCOME
Income:
Dividends from investments (net of foreign withholdings tax of $0)	751,638
Interest	516
Securities lending income	11,302
Total Investment Income	763,456

Expenses:
Unitary fees	599,697
Total Expenses	599,697
Net Investment Income	163,759

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(29,510,291)
In-Kind Redemptions	17,686,292
Net Realized Gain (Loss) on Investments and In-Kind Redemptions	(11,823,999)
Net Change in Unrealized Appreciation/Depreciation of:
Investments	(2,118,600)
Net Change in Unrealized Appreciation/Depreciation of Investments	(2,118,600)
Net Realized and Unrealized Gain (Loss) on Investments	(13,942,599)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,778,840)

The accompanying notes are an integral part of these financial statements.

13

AI Powered Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income (loss)	$163,759	$(149,583)
Net realized gain (loss) on investments and in-kind
redemptions	(11,823,999)	47,269,564
Net change in unrealized appreciation/depreciation of
investments	(2,118,600)	(13,078,850)
Net increase (decrease) in net assets resulting from
operations	(13,778,840)	34,041,131

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(2,903,688)	(145,000)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net
change in outstanding shares	(10,097,150)	40,773,047
Net increase (decrease) in net assets	(26,779,678)	74,629,178

NET ASSETS
Beginning of Period	167,562,353	92,933,175
End of Period	$140,782,675	$167,562,353

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	4,550,000	$187,547,448	7,000,000	$282,430,807
Shares Redeemed	(4,800,000)	(197,644,598)	(5,950,000)	(241,697,760)
Net Transactions in Fund Shares	(250,000)	$(10,097,150)	1,050,000	$40,733,047

Beginning Shares	4,075,000		3,025,000
Ending Shares	3,825,000		4,075,000

The accompanying notes are an integral part of these financial statements.

14

AI Powered Equity ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year/period

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018[1]
Net Asset Value, Beginning of Year/Period	$41.12	$30.72	$26.19	$29.50	$25.00
Income from Investment Operations:
Net investment income (loss) [2]	0.04	(0.03)	0.14	0.16	0.14
Net realized and unrealized gain (loss) on
Investments	(3.63)	10.47	4.52	(1.41)	4.49
Total from investment operations	(3.59)	10.44	4.66	(1.25)	4.63
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.13)	(0.17)	(0.12)
Net realized gains	(0.72)	—	—	(1.89)	(0.01)
Total distributions	(0.72)	(0.04)	(0.13)	(2.06)	(0.13)
Net asset value, end of year/period	$36.81	$41.12	$30.72	$26.19	$29.50
Total Return	-8.96%[3]	34.00%	17.94%	-2.32%	18.53%[3]

Ratios/Supplemental Data:
Net Assets at end of year/period (000’s)	$140,783	$167,562	$92,933	$114,573	$206,472

Expenses to Average Net Assets	0.75%[4]	0.75%	0.75%	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.20%[4]	-0.09%	0.49%	0.64%	0.52%[4]
Portfolio Turnover Rate	434%[3]	540%	239%	129%	260%[3]

[1]	Commencement of operations on October 17, 2017.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

15

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The AI Powered Equity ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund commenced operations on October 17, 2017.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participant”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying Fund’s operations and policies, please refer to those fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

16

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of March 31, 2022:

17

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

AI Powered Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$131,526,688	$—	$—	$131,526,688
Short-Term Investments	6,648,154	—	—	6,648,154
Investments Purchased with Securities Lending Collateral*	—	—	—	12,070,426
Total Investments in Securities	$138,174,842	$—	$—	$150,245,268

^ For further information regarding security characteristics, see the Schedule of Investments.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

18

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the AI Powered Equity ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

19

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Real Estate Investment Trust (“REIT”) Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

20

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Adviser”), serves as the investment Adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-Advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Adviser bears the costs of all Advisory and non-Advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Adviser at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an Agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

EquBot, LLC serves as the sub-adviser to the Fund (the “Sub-Adviser”) and provides investment advice using the EquBot Model to the Adviser and the Fund. The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Sub-Adviser also provides marketing support for the Fund.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two entities.

The Adviser pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustee, including travel and related expenses incurred in attending Board meetings.

21

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of the Fund’s daily average net assets. For the period ended March 31, 2022, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2022:

	Purchases	Sales
AI Powered Equity ETF	$677,113,543	$686,862,280

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2022:

	Purchases In-	Sales In-
	Kind	Kind
AI Powered Equity ETF	$182,601,868	$193,630,773

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in- kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2022.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment Advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

22

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of March 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
AI Powered Equity ETF	$11,613,059	$12,070,426

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI Powered Equity ETF	$195,964,868	$6,522,605	$(6,401,231)	$121,374

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
AI Powered Equity ETF	$—	$2,903,650	$2,903,650	$(231,871)	$2,793,153

As of September 30, 2021, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
AI Powered Equity ETF	None	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2021.

	Later Year Ordinary Loss	Post-October Loss
AI Powered Equity ETF	$(231,871)	None

23

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the fiscal periods ended March 31, 2022 and September 30, 2021 are as follows:

	Period Ended March 31, 2022		Year Ended September 30, 2021
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
AI Powered Equity ETF	$—	$2,903,688	$145,000	$—

NOTE 9 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

24

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

With respect to Note 9 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

25

AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the following agreements:

●	an Amended and Restated Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of AI Powered Equity ETF (the “Fund”) (the “Advisory Agreement”); and

●	a Sub-Advisory Agreement between the Adviser and Equbot LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, risk assessment process and compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

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AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund, based on recommendations provided by the Sub-Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board also considered other services provided to the Fund, such as overseeing the activities of the Sub-Adviser, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

The Board then considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment sub-advisory services to the Adviser in the form of recommendations based on the Sub-Adviser’s algorithm-based model. The Board noted that the responsibility for trading the Fund’s portfolio securities would continue to rest with the Adviser. In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services and artificial intelligence businesses. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser.

Historical Performance

The Board then considered the Fund’s performance history over various time periods ending December 31, 2021, including the one-year, three-year and since inception periods. The Board also considered the Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board considered management’s discussion of AIEQ’s performance, noting that, over time, the model powered by artificial intelligence employed in the management of the Fund becomes more refined. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party.. The Board noted that the expense ratio for the Fund was higher than the average and median expense ratios of its peer group. The Board considered the unique technology and processes required to manage this active fund as well as the Adviser’s explanations of how this Fund differs from others in the peer group.

27

AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers (including the Sub-Adviser) and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information with respect to the Fund and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to partners involved with the Fund. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Fund were necessary.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered. The Board considered that, because the proposed sub-advisory fee would be paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

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AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser each provide to the Fund; and (c) approved the renewal of the Agreements for another year.

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AI Powered Equity ETF

Expense Example

Period Ended March 31, 2022 (Unaudited)

As a shareholder of AI Powered Equity ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AI Powered Equity ETF

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During Period October 1, 2021 to March 31, 2022
Actual	$1,000.00	$910.40	$3.57	0.75%
Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2021 to March 31, 2022).

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AI Powered Equity ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the AI Powered Equity ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2021, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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AI Powered Equity ETF

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
AI Powered Equity ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
AI Powered Equity ETF	100.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund were as follows:

Fund Name	Short-Term Capital Gain
AI Powered Equity ETF	0.00%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available, without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfund.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on its website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

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AI Powered Equity ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

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AI Powered Equity ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

34

Advisor
ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2022
(Unaudited)

Etho Climate Leadership U.S. ETF
Ticker: ETHO

The fund is a series of ETF Managers Trust.

Etho Climate Leadership U.S. ETF

March 31, 2022 (Unaudited)

Etho Climate Leadership U.S. ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – U.S. (the “Index”).

For the six-month period ended March 31, 2021, the total return for the Fund was -1.31% while the total return for the Index was -1.53%. The best performers in the Fund, on the basis of contribution to its return, were Gladstone Land Corp, Arista Networks Inc, Rambus Inc, Ameresco Inc-Cl A and Nvidia Corp, while the worst performers were Paypal Holdings Inc, Tempur Sealy International I, Avita Medical Inc, Netflix Inc and Xl Fleet Corp.

At the end of the reporting period, the Fund saw an allocation of 26.12% to Information Technology, 17.81% to Industrials and 15.45% to Financials. The portfolio securities of the Fund are primarily exposed to the United States.

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds the equity securities of companies with a carbon impact at least 50% better than commonly used broad-based securities indices, on an equally weighted basis The Index generally excludes companies in industries or sub-industries or specific companies that are broadly associated with negative environmental, social, or corporate governance profiles such as any direct fossil fuel companies. Equal weighting of the portfolio securities allows for the elimination of equities that do not meet ETHO’s standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF. You can find further details about ETHO by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

2

Etho Climate Leadership U.S. ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	5 Year Return	Since Inception (11/18/2015)	Value of $10,000 (3/31/2022)
Etho Climate Leadership U.S. ETF (NAV)	2.94%	15.71%	15.25%	$24,682
Etho Climate Leadership U.S. ETF (Market)	2.23%	15.64%	15.27%	$24,710
S&P 500 Index	15.65%	15.99%	15.12%	$24,516
Etho Climate Leadership Index - U.S.	2.46%	15.26%	14.71%	$23,961

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

Etho Climate Leadership U.S. ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	NVIDIA Corp.	0.63%
2	Gladstone Land Corp.	0.63%
3	Arista Networks, Inc.	0.57%
4	American National Group, Inc.	0.55%
5	Herc Holdings, Inc.	0.51%
6	Rambus, Inc.	0.51%
7	Ameresco, Inc. - Class A	0.51%
8	Gartner, Inc.	0.51%
9	Tesla, Inc.	0.50%
10	Liberty Media Corp. - Liberty Formula One - Class C	0.50%
	Top Ten Holdings 5.42% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

ETHO

The ETHO Climate Leadership US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index (the “Index”).

The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index — US.

To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC serves as the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. Both ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Etho Capital.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

5

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2022 (Unaudited)

Etho Climate Leadership U.S. ETF
As a percent of Net Assets:
Guernsey	0.4%
United States	99.0
Short-Term and other Net Assets (Liabilities)	0.6
100.0%

6

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Guernsey - 0.4%
IT Services - 0.4%
Amdocs, Ltd.	10,048	$826,046

United States - 99.0%
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	4,152	890,438
Auto Components - 0.9%
BorgWarner, Inc.	15,108	587,701
Gentex Corp.	19,629	572,578
QuantumScape Corp. (a)(b)	15,531	310,465
XL Fleet Corp. (a)(b)	77,393	154,012
Total Auto Components		1,624,756
Automobiles - 1.2%
Canoo, Inc. (a)(b)	76,965	424,847
Fisker, Inc. (a)(b)	40,359	520,631
Lordstown Motors Corp. - Class A (a)(b)	59,048	201,354
Tesla, Inc. (a)(b)	1,041	1,121,781
Total Automobiles		2,268,613
Banks - 3.3%
Amalgamated Financial Corp.	42,462	763,042
Bank of Hawaii Corp. (b)	7,899	662,884
Commerce Bancshares, Inc. (b)	9,598	687,121
Cullen Frost Bankers, Inc.	6,472	895,790
First Horizon Corp.	41,878	983,713
South State Corp. (b)	9,001	734,392
SVB Financial Group (a)	1,408	787,706
Truist Financial Corp.	12,174	690,266
Total Banks		6,204,914
Biotechnology - 1.9%
Agios Pharmaceuticals, Inc. (a)(b)	13,458	391,762
Alnylam Pharmaceuticals, Inc. (a)	4,922	803,714
Avita Medical, Inc. (a)(b)	35,065	297,351
Biogen, Inc. (a)	2,484	523,130
Seagen, Inc. (a)	5,005	720,970
Vertex Pharmaceuticals, Inc. (a)	3,234	843,978
Total Biotechnology		3,580,905
Building Products - 2.7%
A.O. Smith Corp.	10,393	664,009
Advanced Drainage Systems, Inc. (b)	6,735	800,186
Armstrong World Industries, Inc.	7,747	697,307
Fortune Brands Home & Security, Inc.	7,291	541,575
Lennox International, Inc.	2,244	578,638
Masco Corp.	11,694	596,394
Simpson Manufacturing Co., Inc. (b)	6,730	733,839
Trex Co., Inc. (a)(b)	7,592	495,985
Total Building Products		5,107,933

The accompanying notes are an integral part of these financial statements.

7

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	4,664	$657,391
Ares Management Corp. - Class A	12,580	1,021,874
Charles Schwab Corp.	10,733	904,899
Interactive Brokers Group, Inc. - Class A	9,544	629,045
KKR & Co., Inc.	14,317	837,115
MarketAxess Holdings, Inc.	1,402	476,960
MSCI, Inc.	1,666	837,798
Northern Trust Corp.	6,696	779,749
T. Rowe Price Group, Inc.	4,141	626,078
Total Capital Markets		6,770,909
Chemicals - 0.3%
Ecolab, Inc.	3,262	575,939
Commercial Services & Supplies - 2.1%
Cintas Corp.	2,050	872,049
Clean Harbors, Inc. (a)	8,268	923,039
Copart, Inc. (a)	6,399	802,883
Rollins, Inc. (b)	20,370	713,969
Steelcase, Inc. - Class A	49,466	591,119
Total Commercial Services & Supplies		3,903,059
Communications Equipment - 1.9%
Arista Networks, Inc. (a)	9,209	1,279,867
Cisco Systems, Inc.	13,625	759,730
F5 Networks, Inc. (a)	3,331	696,012
Motorola Solutions, Inc.	3,720	900,984
Total Communications Equipment		3,636,593
Construction & Engineering - 1.0%
Ameresco, Inc. - Class A (a)(b)	14,291	1,136,135
EMCOR Group, Inc.	6,215	699,995
Total Construction & Engineering		1,836,130
Construction Materials - 0.4%
Vulcan Materials Co.	4,135	759,600
Consumer Finance - 1.6%
American Express Co.	4,940	923,779
Discover Financial Services	7,398	815,186
PROG Holdings, Inc. (a)	16,054	461,874
SLM Corp. (b)	38,927	714,700
Total Consumer Finance		2,915,539
Containers & Packaging - 1.6%
AptarGroup, Inc.	4,946	581,155
Avery Dennison Corp.	3,809	662,652
Crown Holdings, Inc.	7,190	899,396
Packaging Corp. of America	5,245	818,797
Total Containers & Packaging		2,962,000
Distributors - 1.3%
Genuine Parts Co.	6,095	768,092
LKQ Corp.	16,468	747,812
Pool Corp.	2,020	854,157
Total Distributors		2,370,061

The accompanying notes are an integral part of these financial statements.

8

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	17,541	$419,581
Voya Financial, Inc. (b)	10,983	728,722
Total Diversified Financial Services		1,148,303
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	23,900	564,757
ATN International, Inc.	14,264	568,848
Verizon Communications, Inc.	12,247	623,863
Total Diversified Telecommunication Services		1,757,468
Electrical Equipment - 1.8%
Array Technologies, Inc. (a)(b)	23,306	262,659
ChargePoint Holdings, Inc. (a)(b)	26,030	517,476
FuelCell Energy, Inc. (a)(b)	48,230	277,805
Hubbell, Inc.	3,758	690,608
Rockwell Automation, Inc. (b)	2,646	740,958
Romeo Power, Inc. (a)(b)	83,432	124,314
Shoals Technologies Group, Inc. - Class A (a)(b)	19,982	340,493
Sunrun, Inc. (a)(b)	11,491	348,982
Total Electrical Equipment		3,303,295
Electronic Equipment, Instruments & Components - 2.9%
CDW Corp.	4,213	753,664
Corning, Inc.	16,172	596,909
IPG Photonics Corp. (a)(b)	3,295	361,659
Itron, Inc. (a)	7,840	413,011
Keysight Technologies, Inc. (a)	4,847	765,681
Littelfuse, Inc.	2,642	658,941
National Instruments Corp.	16,390	665,270
Trimble, Inc. (a)	8,934	644,499
Zebra Technologies Corp. - Class A (a)	1,432	592,418
Total Electronic Equipment, Instruments & Components		5,452,052
Entertainment - 2.3%
Activision Blizzard, Inc.	7,498	600,665
Liberty Media Corp. - Liberty Formula One - Class C (a)	16,054	1,121,211
Live Nation Entertainment, Inc. (a)(b)	8,210	965,824
Netflix, Inc. (a)	1,332	498,954
Take-Two Interactive Software, Inc. (a)(b)	3,933	604,659
Walt Disney Co. (a)	3,766	516,545
Total Entertainment		4,307,858
Food & Staples Retailing - 0.7%
PriceSmart, Inc.	7,235	570,624
Sysco Corp.	8,937	729,707
Total Food & Staples Retailing		1,300,331
Food Products - 1.1%
Beyond Meat, Inc. (a)(b)	5,341	258,024
Hain Celestial Group, Inc. (a)	15,940	548,335
Lamb Weston Holdings, Inc.	9,061	542,845
McCormick & Co., Inc.	7,882	786,623
Total Food Products		2,135,827

The accompanying notes are an integral part of these financial statements.

9

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	1,283	$559,388
Cooper Cos. (b)	1,810	755,838
DexCom, Inc. (a)	1,934	989,435
Edwards Lifesciences Corp. (a)	8,309	978,135
IDEXX Laboratories, Inc. (a)	1,420	776,825
ResMed, Inc. (b)	3,599	872,793
Teleflex, Inc.	1,676	594,695
Total Health Care Equipment & Supplies		5,527,109
Health Care Providers & Services - 1.0%
AMN Healthcare Services, Inc. (a)	9,430	983,832
Henry Schein, Inc. (a)	10,037	875,126
Total Health Care Providers & Services		1,858,958
Health Care Technology - 0.6%
Cerner Corp.	9,728	910,152
Teladoc Health, Inc. (a)(b)	3,824	275,825
Total Health Care Technology		1,185,977
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (a)	298	699,838
Chipotle Mexican Grill, Inc. (a)	489	773,613
Hilton Worldwide Holdings, Inc. (a)	5,748	872,201
Total Hotels, Restaurants & Leisure		2,345,652
Household Durables - 1.2%
GoPro, Inc. - Class A (a)(b)	59,707	509,301
NVR, Inc. (a)	148	661,156
Tempur Sealy International, Inc.	19,089	532,965
TopBuild Corp. (a)	3,318	601,852
Total Household Durables		2,305,274
Household Products - 0.4%
Church & Dwight Co., Inc.	8,020	797,028
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. - Class A	26,845	894,475
Ormat Technologies, Inc. (b)	8,882	726,814
Sunnova Energy International, Inc. (a)	17,026	392,620
Total Independent Power and Renewable Electricity Producers		2,013,909
Insurance - 4.0%
American Financial Group, Inc.	7,050	1,026,621
American National Group, Inc.	6,506	1,230,220
Cincinnati Financial Corp.	6,818	926,975
Citizens, Inc. (a)(b)	120,033	508,940
Erie Indemnity Co. - Class A (b)	3,183	560,622
Globe Life, Inc.	7,224	726,734
Hartford Financial Services Group, Inc.	10,524	755,728
MetLife, Inc.	11,672	820,308
W R Berkley Corp.	14,079	937,521
Total Insurance		7,493,669

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A (a)	337	$937,315
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	225	733,489
eBay, Inc.	11,412	653,451
Etsy, Inc. (a)(b)	3,446	428,269
Total Internet & Direct Marketing Retail		1,815,209
IT Services - 5.4%
Akamai Technologies, Inc. (a)(b)	6,820	814,240
Broadridge Financial Solutions, Inc.	4,574	712,218
DXC Technology Co. (a)	22,233	725,463
Fidelity National Information Services, Inc.	4,975	499,590
Fiserv, Inc. (a)	5,838	591,973
Gartner, Inc. (a)	3,807	1,132,429
Global Payments, Inc.	3,458	473,193
International Business Machines Corp.	5,392	701,068
Jack Henry & Associates, Inc.	4,609	908,203
Kyndryl Holdings, Inc. (a)	1,060	13,907
MasterCard, Inc. - Class A	1,957	699,393
Paychex, Inc.	7,209	983,812
PayPal Holdings, Inc. (a)	2,862	330,990
VeriSign, Inc. (a)	3,497	777,943
Visa, Inc. - Class A (b)	3,297	731,176
Total IT Services		10,095,598
Leisure Products - 0.3%
Hasbro, Inc.	7,375	604,160
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	1,823	789,432
Danaher Corp.	3,092	906,976
Illumina, Inc. (a)	1,810	632,414
West Pharmaceutical Services, Inc. (b)	2,470	1,014,454
Total Life Sciences Tools & Services		3,343,276
Machinery - 3.6%
Deere & Co.	1,869	776,495
Dover Corp.	5,101	800,347
Energy Recovery, Inc. (a)	37,895	763,205
Hyliion Holdings Corp. (a)(b)	65,135	288,548
Illinois Tool Works, Inc.	3,172	664,217
Mueller Water Products, Inc. - Class A	50,561	653,248
Parker-Hannifin Corp.	2,224	631,082
Watts Water Technologies, Inc. - Class A	5,869	819,254
Westinghouse Air Brake Technologies Corp.	8,805	846,778
Xylem, Inc.	6,654	567,320
Total Machinery		6,810,494
Media - 2.1%
Discovery, Inc. - Class A (a)(b)	15,991	398,496
John Wiley & Sons, Inc. - Class A (b)	12,990	688,860
Liberty Broadband Corp. - Class C (a)	4,629	626,396

The accompanying notes are an integral part of these financial statements.

11

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

	Shares	Value
New York Times Co. - Class A	13,772	$631,308
Sirius XM Holdings, Inc. (b)	118,044	781,451
TEGNA, Inc.	37,296	835,431
Total Media		3,961,942
Metals & Mining - 0.4%
Compass Minerals International, Inc.	11,271	707,706
Multiline Retail - 0.7%
Kohl’s Corp. (b)	11,774	711,856
Nordstrom, Inc. (b)	18,352	497,523
Total Multiline Retail		1,209,379
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	2,398	653,023
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	11,197	817,717
Catalent, Inc. (a)	6,599	731,829
Merck & Co, Inc.	9,187	753,793
Organon & Co.	912	31,856
Pfizer, Inc.	19,660	1,017,798
Zoetis, Inc.	4,430	835,454
Total Pharmaceuticals		4,188,447
Professional Services - 1.0%
Robert Half International, Inc.	8,973	1,024,537
Verisk Analytics, Inc.	3,945	846,715
Total Professional Services		1,871,252
Real Estate Investment Trusts (REITs) - 5.2%
AGNC Investment Corp. (b)	43,648	571,789
Annaly Capital Management, Inc. (b)	85,251	600,167
Camden Property Trust	6,397	1,063,181
Gladstone Land Corp. (b)	38,502	1,402,243
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (b)	12,557	595,579
Hudson Pacific Properties, Inc. (b)	26,132	725,163
Prologis, Inc.	6,620	1,068,997
Public Storage, Inc.	2,853	1,113,469
Regency Centers Corp. (b)	12,482	890,466
SBA Communications Corp.	2,513	864,723
UDR, Inc.	16,069	921,879
Total Real Estate Investment Trusts (REITs)		9,817,656
Road & Rail - 2.7%
AMERCO	1,136	678,124
CSX Corp.	21,748	814,463
JB Hunt Transport Services, Inc.	4,156	834,483
Landstar System, Inc. (b)	4,261	642,687
Lyft, Inc. - Class A (a)	11,000	422,400
Old Dominion Freight Line, Inc. (b)	2,895	864,678
Ryder System, Inc.	9,376	743,798
Total Road & Rail		5,000,633

The accompanying notes are an integral part of these financial statements.

12

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	8,853	$967,987
Analog Devices, Inc.	4,520	746,614
Applied Materials, Inc.	5,228	689,050
Enphase Energy, Inc. (a)	4,286	864,829
First Solar, Inc. (a)(b)	7,961	666,654
KLA Corp.	2,120	776,047
Lam Research Corp.	1,173	630,617
NVIDIA Corp.	5,209	1,421,328
ON Semiconductor Corp. (a)	16,702	1,045,712
Power Integrations, Inc. (b)	8,555	792,877
Qorvo, Inc. (a)	3,804	472,076
Qualcomm, Inc.	5,291	808,571
Rambus, Inc. (a)	35,751	1,140,099
SunPower Corp. (a)(b)	20,777	446,290
Teradyne, Inc.	5,724	676,749
Texas Instruments, Inc.	3,739	686,032
Universal Display Corp. (b)	2,942	491,167
Wolfspeed, Inc. (a)(b)	6,427	731,778
Total Semiconductors & Semiconductor Equipment		14,054,477
Software - 6.3%
Adobe Systems, Inc. (a)	1,462	666,116
Ansys, Inc. (a)	2,047	650,230
Autodesk, Inc. (a)	2,508	537,590
Cadence Design System, Inc. (a)	5,073	834,306
Dolby Laboratories, Inc. - Class A	7,094	554,893
Intuit, Inc.	1,821	875,610
Mandiant, Inc. (a)(b)	35,513	792,295
Microsoft Corp.	2,965	914,139
NCR Corp. (a)	18,313	735,999
Paycom Software, Inc. (a)	1,878	650,502
salesforce.com, Inc. (a)	3,280	696,410
ServiceNow, Inc. (a)	1,390	774,077
Splunk, Inc. (a)	5,130	762,369
Tyler Technologies, Inc. (a)	1,637	728,285
VMware, Inc. - Class A	5,284	601,689
Workday, Inc. - Class A (a)	2,798	670,009
Zoom Video Communications, Inc. - Class A (a)	2,163	253,568
Total Software		11,698,087
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	3,825	791,622
Bath & Body Works, Inc. (b)	11,317	540,953
Foot Locker, Inc.	12,530	371,640
Gap, Inc.	23,587	332,105
Lowe’s Cos., Inc. (b)	3,690	746,081
Ross Stores, Inc.	5,826	527,020
TJX Cos., Inc.	10,615	643,057
Tractor Supply Co.	3,958	923,677

The accompanying notes are an integral part of these financial statements.

13

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Victoria’s Secret & Co. (a)(b)	3,751	$192,651
Williams-Sonoma, Inc. (b)	3,921	568,545
Total Specialty Retail		5,637,351
Technology Hardware, Storage & Peripherals - 1.6%
3D Systems Corp. (a)(b)	25,328	422,471
Apple, Inc.	5,713	997,547
Hewlett Packard Enterprise Co.	44,889	750,095
NetApp, Inc.	9,678	803,274
Total Technology Hardware, Storage & Peripherals		2,973,387
Thrifts & Mortgage Finance - 1.4%
Capitol Federal Financial, Inc.	55,432	603,100
New York Community Bancorp, Inc. (b)	57,302	614,277
TFS Financial Corp.	35,133	583,208
Washington Federal, Inc.	23,002	754,926
Total Thrifts & Mortgage Finance		2,555,511
Trading Companies & Distributors - 2.4%
Herc Holdings, Inc. (b)	6,890	1,151,251
MSC Industrial Direct Co., Inc. - Class A	7,893	672,563
United Rentals, Inc. (a)	2,110	749,493
W.W. Grainger, Inc.	1,751	903,148
WESCO International, Inc. (a)	8,032	1,045,284
Total Trading Companies & Distributors		4,521,739
Water Utilities - 1.8%
American States Water Co.	9,298	827,708
American Water Works Co., Inc.	4,684	775,343
California Water Service Group	12,468	739,103
Middlesex Water Co. (b)	8,869	932,752
Total Water Utilities		3,274,906
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (a)	5,547	711,957
Total United States		184,783,604
TOTAL COMMON STOCKS (Cost $162,826,153)		185,609,650

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	37,296,589	37,296,589
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $37,296,589)		37,296,589

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 0.18% (c)		1,075,125
TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,125)		1,075,125

Total Investments (Cost $201,197,867) - 119.9%		223,981,364
Liabilities in Excess of Other Assets - (19.9)%		(37,228,738)
TOTAL NET ASSETS - 100.0%		$186,752,626

The accompanying notes are an integral part of these financial statements.

14

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard  & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

15

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

Etho Climate Leadership U.S. ETF
ASSETS
Investments in securities, at value*	$223,981,364
Receivables:
Dividends and interest receivable	127,616
Securities lending income receivable	10,087
Total Assets	224,119,067
LIABILITIES
Collateral received for securities loaned (Note 7)	37,296,589
Payables:
Management fees payable	69,852
Total Liabilities	37,366,441
Net Assets	$186,752,626
NET ASSETS CONSIST OF:
Paid-in capital	$168,515,394
Total Distributable Earnings (Accumulated Losses)	18,237,232
Net Assets	$186,752,626
*Identified Cost:
Investments in securities	$201,197,867

Shares Outstanding^	3,200,000
Net Asset Value, Offering and Redemption Price per Share	$58.36

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

16

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2022 (Unaudited)

Etho Climate Leadership U.S. ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign witholding tax of $0)	$1,200,528
Interest	218
Securities lending income	36,043
Total Investment Income	1,236,789

Expenses:
Management fees	425,999
Total Expenses	425,999
Net Investment Income	810,790

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	308,470
In-Kind redemptions	836
Net Realized Gain on Investments and In-Kind Redemptions	309,306
Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated investments	(4,343,661)
Net Change in Unrealized Appreciation/Depreciation of Investments	(4,343,661)
Net Realized and Unrealized Loss on Investments	(4,034,355)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,223,565)

The accompanying notes are an integral part of these financial statements.

17

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income	$810,790	$1,122,668
Net realized gain (loss) on investments and In-Kind Redemptions	309,306	24,800,863
Net change in unrealized appreciation/depreciation of investments	(4,343,661)	9,213,851
Net increase (decrease) in net assets resulting from operations	(3,223,565)	35,137,382

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(726,849)	(1,179,000)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	12,632,865	53,551,110
Net increase in net assets	8,682,451	87,509,492

NET ASSETS
Beginning of Period	178,070,175	90,560,683
End of Period	$186,752,626	$178,070,175

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$12,632,865	2,100,000	$120,572,535
Shares Redeemed	—	—	(1,150,000)	(67,021,425)
Net Transactions in Fund Shares	200,000	$12,632,865	950,000	$53,551,110

Beginning Shares	3,000,000		2,050,000
Ending Shares	3,200,000		3,000,000

The accompanying notes are an integral part of these financial statements.

18

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period/Year	$59.36	$44.18	$39.58	$37.50	$32.01	$27.00
Income from Investment Operations:
Net Investment Income (Loss) [1]	0.26	0.47	0.41	0.33	0.29	0.31
Net realized and unrealized gain (loss) on investments	(1.03)	15.17	4.54	2.08	5.51	5.09
Total from investment operations	(0.77)	15.64	4.95	2.41	5.80	5.40
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.35)	(0.33)	(0.29)	(0.25)
Net realized gains	—	—	—	—	(0.02)	(0.14)
Total distributions	(0.23)	(0.46)	(0.35)	(0.33)	(0.31)	(0.39)
Net assets value, end of period/year	$58.36	$59.36	$44.18	$39.58	$37.50	$32.01

Total Return	-1.31%[2]	35.48%	12.59%	6.53%	18.16%	20.14%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$186,753	$178,070	$90,561	$53,431	$35,627	$19,208
Expenses to Average Net Assets	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss) to Average Net Assets	0.86%[3]	0.83%	1.00%	0.88%	0.82%	1.03%
Portfolio Turnover Rate	1%[2]	45%	37%	41%	19%	45%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

19

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

20

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

21

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The following table presents a summary of the inputs used to value the Fund’s net assets as of March 31, 2022:

Etho Climate Leadership U.S. ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$185,609,650	$—	$—	$185,609,650
Short-Term Investments	1,075,125	—	—	1,075,125
Investments Purchased with Securities Lending Collateral*	—	—	—	37,296,589
Total Investments in Securities	$186,684,775	$—	$—	$223,981,364

^ See Schedule of Investments for classifications by sector or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Etho Climate Leadership U.S. ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

NOTE 4 – MANAGEMENT AND CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.45% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor to the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The Advisor has entered into an Agreement with Etho Capital, LLC ( “Etho”), under which Etho agrees to sublicense the use of the Underlying Index to the Advisor. Etho also provides marketing support for the Fund. Etho does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment Advisor to the Fund.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2022, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2022:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$1,109,160	$1,058,000

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2022:

	Purchases In- Kind	Sales In- Kind
Etho Climate Leadership U.S. ETF	$12,437,483	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2022.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$35,811,493	$37,296,589

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$183,876,941	$34,421,633	$(8,158,380)	$26,263,253

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$31,915	$—	$31,915	$(4,107,522)	$22,187,646

As of September 30, 2021, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
Etho Climate Leadership U.S. ETF	$(4,107,522)	$—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2021.

	Later Year Ordinary Loss	Post-October Loss
Etho Climate Leadership U.S. ETF	None	None

The tax character of distributions paid by the Fund during the fiscal periods ended March 31, 2022 and September 30, 2021 are as follows:

	Period Ended March 31, 2022		Year Ended September 30, 2021
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
Etho Climate Leadership U.S. ETF	$726,849	$—	$1,179,000	$—

NOTE 9 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

With respect to Note 9 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

28

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of Etho Climate Leadership U.S. ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process and compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

29

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the performance of the Fund over various time periods ending December 31, 2021, including the one-year, three-year, five-year and since inception periods. The Board also considered the Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board additionally reviewed the performance of the Fund as compared to its underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted management’s representations that the Fund’s performance in tracking its underlying index was within the range of expectations, and the Board concluded that the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee of the Fund was slightly higher than the average expense ratio of its peer group and higher than the median expense ratio of its peer group. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy that is substantially different than the strategies of many of the funds in the peer group and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Fund.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information with respect to the Fund and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments received from partners involved with the Fund. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.

30

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2022 (Unaudited) (Continued)

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Fund were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

31

Etho Climate Leadership U.S. ETF

Expense Example

Period Ended March 31, 2022 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During Period October 1, 2021 to March 31, 2022
Actual	$1,000.00	$986.90	$2.23	0.45%
Hypothetical (5% annual)	$1,000.00	$1,022.69	$2.27	0.45%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2021 to March 31, 2022).

32

Etho Climate Leadership U.S. ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the Etho Climate Leadership U.S. ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2021, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

33

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Etho Climate Leadership U.S. ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
Etho Climate Leadership U.S. ETF	100.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
Etho Climate Leadership U.S. ETF	0.00%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfunds.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com. Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

34

Etho Climate Leadership U.S. ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

35

Etho Climate Leadership U.S. ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

36

Advisor

ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2022

(Unaudited)

BlueStar Israel Technology ETF

Ticker: ITEQ

The fund is a series of ETF Managers Trust.

BlueStar Israel Technology ETF

March 31, 2022 (Unaudited)

BlueStar Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar Israel Technology ETF (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology IndexTM (the “Index”).

Over the 6-month period ending March 31, 2022, the total return for the Fund was -15.27% while the total return for the Index, which does not incur Fund expenses, was -15.22%. The best performers in the Fund, on the basis of contribution to its return, were Check Point Software Tech, Solaredge Technologies Inc, Elbit Systems Ltd, Tower Semiconductor Ltd and Amdocs Ltd while the worst performers were Wix.Com Ltd, Fiverr International Ltd, Nice Ltd - Spon Adr, Kornit Digital Ltd and Inmode Ltd.

At the end of the reporting period, the Fund saw an allocation of 68.24% to Information Technology, 7.87% to Industrials and 6.5% to Health Care. The portfolio securities of the Fund were exposed predominately to Israel at 56.11%, followed by 42.37% to the United States

We continue to believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, are unaware that they use Israeli technology applications and solutions every day. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the technology industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel-based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS. (1-844-383-6477).

Sincerely,

Sincerely,

Samuel Masucci III

Chairman of the Board

2

BlueStar Israel Technology ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2022	1 Year Return	5 Year Return	Since Inception (11/2/2015)	Value of $10,000 (3/31/2022)
BlueStar Israel Technology ETF (NAV)	-13.66%	14.90%	13.75%	$22,837
BlueStar Israel Technology ETF (Market)	-13.84%	14.80%	13.74%	$22,823
S&P 500 Index	15.65%	15.99%	14.87%	$24,321
BlueStar Israel Global Technology IndexTM	-13.87%	15.80%	14.61%	$23,971

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

BlueStar Israel Technology ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	Check Point Software Technologies, Ltd.	9.34%
2	SolarEdge Technologies, Inc.	7.39%
3	Amdocs, Ltd.	5.80%
4	Nice, Ltd.	5.64%
5	CyberArk Software, Ltd.	4.34%
6	Elbit Systems, Ltd.	3.96%
7	Wix.com, Ltd.	3.33%
8	Novocure, Ltd.	3.10%
9	Tower Semiconductor Ltd.	2.97%
10	Varonis Systems, Ltd.	2.59%

Top Ten Holdings = 48.46% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

4

BlueStar Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

ITEQ

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (the “Index”).

The Fund invests in Israeli companies. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.

ETF shares are not individually redeemable, and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only, in blocks of 50,000 shares.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with BlueStar Indexes.

5

BlueStar Israel Technology ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

BlueStar Israel Technology ETF
As a percent of Net Assets:
Cayman Islands	0.6%
Gibraltar	0.5
Guernsey	6.6
Israel	66.9
Jersey	3.6
United States	21.1
Short-Term and other Net Assets (Liabilities)	0.7
100.0%

6

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Cayman Islands - 0.6%
Software - 0.6% (d)
Sapiens International Corp. NV	34,474	$875,295

Gibraltar - 0.5%
Hotels, Restaurants & Leisure - 0.5%
888 Holdings PLC	297,058	719,973

Guernsey - 6.6%
IT Services - 6.6%
Amdocs, Ltd.	114,342	9,400,056

Israel - 66.9%
Aerospace & Defense - 5.2%
Elbit Systems, Ltd. (a)	29,130	6,421,709
RADA Electronic Industries, Ltd. (a)(b)	65,244	908,849
Total Aerospace & Defense		7,330,558
Auto Components - 0.1%
REE Automotive, Ltd. (a)(b)	97,207	184,693
Biotechnology - 0.2%
Kamada, Ltd. (b)	53,682	299,438
Capital Markets - 0.3%
Electreon Wireless, Ltd. (b)	7,399	358,925
Communications Equipment - 2.5%
AudioCodes, Ltd.	27,564	704,260
BATM Advanced Communications, Ltd.	361,591	248,901
Ceragon Networks, Ltd. (b)	119,442	254,411
Gilat Satellite Networks, Ltd. (b)	58,633	516,557
Ituran Location and Control, Ltd.	13,580	312,612
Radware, Ltd. (a)(b)	38,542	1,232,188
Silicom, Ltd. (b)	8,356	328,976
Total Communications Equipment		3,597,905
Diversified Financial Services - 1.3%
Plus500, Ltd.	104,725	1,943,198
Diversified Telecommunication Services - 3.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,421,317	4,166,416
Electrical Equipment - 0.1%
Augwind Energy Tech Storage, Ltd. (b)	18,871	154,405
Electronic Equipment, Instruments & Components - 0.6%
Arbe Robotics, Ltd. (a)(b)	53,497	372,339
Innoviz Technologies, Ltd. (a)(b)	123,876	448,431
Total Electronic Equipment, Instruments & Components		820,770

The accompanying notes are an integral part of these financial statements.

7

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Health Care Equipment & Supplies - 2.0%
Inmode, Ltd. (b)	59,246	$2,186,770
Nano-X Imaging, Ltd. (a)(b)	44,546	482,879
Sisram Medical, Ltd.	226,209	262,789
Total Health Care Equipment & Supplies		2,932,438
Household Durables - 0.6%
Maytronics, Ltd.	47,033	922,362
Independent Power and Renewable Electricity Producers - 2.0%
Doral Group Renewable Energy Resources, Ltd. (b)	76,584	350,869
Energix-Renewable Energies, Ltd.	221,684	851,001
Enlight Renewable Energy, Ltd. (b)	679,536	1,600,724
Total Independent Power and Renewable Electricity Producers		2,802,594
Interactive Media & Services - 0.9%
Taboola.com, Ltd. (a)(b)	242,447	1,251,027
Internet & Direct Marketing Retail - 2.0%
Fiverr International, Ltd. (a)(b)	35,976	2,736,695
IT Services - 5.3%
Formula Systems 1985, Ltd.	8,308	835,200
Matrix IT, Ltd.	33,333	872,209
One Software Technologies, Ltd.	25,929	451,367
Wix.com, Ltd. (b)	51,663	5,396,717
Total IT Services		7,555,493
Life Sciences Tools & Services - 0.2%
Compugen, Ltd. (a)(b)	92,693	298,471
Machinery - 2.6%
Kornit Digital, Ltd. (b)	45,184	3,736,265
Media - 1.1%
Perion Network Ltd. (b)	36,531	821,582
Tremor International, Ltd. (b)	104,783	814,875
Total Media		1,636,457
Semiconductors & Semiconductor Equipment - 6.1%
Camtek, Ltd. (b)	29,491	898,296
Nova, Ltd. (b)	27,421	2,985,598
Tower Semiconductor, Ltd. (b)	99,629	4,822,044
Total Semiconductors & Semiconductor Equipment		8,705,938
Software - 29.1% (d)
Allot Communications, Ltd. (b)	37,782	306,034
Cellebrite DI, Ltd. (a)(b)	54,590	349,376
Check Point Software Technologies, Ltd. (b)	109,511	15,140,990
Cognyte Software, Ltd. (b)	59,677	674,947
CyberArk Software, Ltd. (b)	41,670	7,031,813
Hilan, Ltd.	11,376	705,497
ironSource, Ltd. (b)	446,890	2,145,072
Jfrog, Ltd. (b)	64,182	1,729,705
Magic Software Enterprises, Ltd.	23,067	405,883
Monday.com, Ltd. (b)	16,498	2,607,839
Nice, Ltd. - ADR (a)(b)	41,750	9,143,249

The accompanying notes are an integral part of these financial statements.

8

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Riskified, Ltd. (b)	38,607	$233,186
SimilarWeb, Ltd. (a)(b)	20,735	268,518
Tufin Software Technologies, Ltd. (b)	39,016	348,413
WalkMe, Ltd. (b)	28,451	429,326
Total Software		41,519,848
Technology Hardware, Storage & Peripherals - 1.7%
Nano Dimension, Ltd. - ADR (a)(b)	290,762	1,035,113
Stratasys, Ltd. (b)	54,305	1,378,804
Total Technology Hardware, Storage & Peripherals		2,413,917
Total Israel		95,367,813

Jersey - 3.6%
Health Care Equipment & Supplies - 3.6%
Novocure, Ltd. (a)(b)	60,695	5,028,580

United States - 21.1%
Biotechnology - 0.2%
Lineage Cell Therapeutics, Inc. (b)	192,627	296,646
Pluristem Therapeutics, Inc. (b)	1	2
Total Biotechnology		296,648
Electronic Equipment, Instruments & Components – 0.3%
Vishay Precision Group, Inc. (b)	13,690	440,134
Entertainment - 1.5%
Playtika Holding Corp. (b)	113,787	2,199,503
Independent Power & Renewable Energy - 2.4%
Ormat Technologies, Inc.	42,817	3,465,774
Insurance - 0.9%
Lemonade, Inc. (a)(b)	49,542	1,306,423
IT Services - 0.7%
Payoneer Global, Inc. (b)	219,990	981,155
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (b)	49,289	426,350
Semiconductors & Semiconductor Equipment - 9.0%
CEVA, Inc. (b)	21,942	891,942
SolarEdge Technologies, Inc. (a)(b)	37,192	11,989,585
Total Semiconductors & Semiconductor Equipment		12,881,527
Software - 5.8% (d)
LivePerson, Inc. (b)	53,112	1,296,995
Varonis Systems, Inc. (a)(b)	88,256	4,195,690
Verint Systems, Inc. (b)	54,785	2,832,385
Total Software		8,325,070
Total United States		30,322,584
TOTAL COMMON STOCKS (Cost $151,850,378)		141,714,301

The accompanying notes are an integral part of these financial statements.

9

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 14.1%
Mount Vernon Liquid Assets Portfolio, LLC 0.41% (c)	20,117,427	$20,117,427
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $20,117,427)		20,117,427

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.18% (c)	356,072	356,072
TOTAL SHORT-TERM INVESTMENTS (Cost $356,072)		356,072

Total Investments (Cost $172,323,877) - 113.6%		162,187,800
Liabilities in Excess of Other Assets - (13.6)%		(19,382,250)
TOTAL NET ASSETS - 100.0%		$142,805,550

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
ADR	American Depositary Receipt
(a)	This security or a portion of this security was out on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022 the Fund had a significant portion of its assets in the Software Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

10

BlueStar Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

BlueStar
Israel
Technology ETF
ASSETS
Investments in securities, at value*	$162,187,800
Foreign currency*	6,268
Receivables:
Receivable for investments sold	680,614
Dividends and interest receivable	109,574
Securities lending income receivable	29,180
Total Assets	163,013,436
LIABILITIES
Collateral received for securities loaned (Note 7)	20,117,427
Payables:
Unitary fees payable	90,459
Total Liabilities	20,207,886
Net Assets	$142,805,550
NET ASSETS CONSIST OF:
Paid-in capital	$149,920,296
Total distributable earnings (accumulated losses)	(7,114,746)
Net Assets	$142,805,550

*Identified Cost:
Investments in securities	$172,323,877
Foreign currency	6,335

Shares Outstanding^	2,550,000
Net Asset Value, Offering and Redemption Price per Share	$56.00

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

11

BlueStar Israel Technology ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

BlueStar
Israel
Technology ETF
INVESTMENT INCOME
Income:
Dividends from securities (net of foreign withholdings tax and issuance fees of $39,515)	$186,080
Interest	94
Securities lending income	128,275
Total Investment Income	314,449

Expenses:
Unitary Fees	628,153
Miscellaneous Expense	3,240
Total Expenses	631,393
Net Investment Loss	(316,944)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(9,081,473)
In-Kind redemptions	22,191,250
Foreign currency and foreign currency translation	(10,336)
Net Realized Gain on Investments and In-Kind Redemptions	13,099,441
Net Change in Unrealized Appreciation/Depreciation of: Unaffiliated investments	(41,523,433)
Foreign currency and foreign currency translation	7
Net Change in Unrealized Appreciation/Depreciation of Investments	(41,523,426)
Net Realized and Unrealized Loss on Investments	(28,423,985)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,740,929)

The accompanying notes are an integral part of these financial statements.

12

BlueStar Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
OPERATIONS
Net investment loss	$(316,944)	$(40,497)
Net realized gain on investments and in-kind redemptions	13,099,441	26,468,417
Net change in unrealized appreciation/depreciation of investments	(41,523,426)	(4,592,205)
Net increase (decrease) in net assets resulting from operations	(28,740,929)	21,835,715

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—	(1,110,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(20,126,125)	43,145,340
Net increase (decrease) in net assets	(48,867,054)	63,870,555

NET ASSETS
Beginning of Period	191,672,604	127,802,049
End of Period	$142,805,550	$191,672,604

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	500,000	$32,256,255	1,500,000	$103,500,515
Shares Redeemed	(850,000)	(52,382,380)	(900,000)	(60,355,175)
Net Transactions in Fund Shares	(350,000)	$(20,126,125)	600,000	$43,145,340

Beginning Shares	2,900,000		2,300,000
Ending Shares	2,550,000		2,900,000

The accompanying notes are an integral part of these financial statements.

13

BlueStar Israel Technology ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period/Year	$66.09	$55.57	$39.92	$36.03	$31.38	$25.58
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	(0.12)	(0.01)	(0.06)	(0.04)	0.04	0.02
Net realized and unrealized gain (loss) on investments	(9.97)	10.97	15.71	4.03	4.78	5.87
Total from investment operations	(10.09)	10.96	15.65	3.99	4.82	5.89
Less Distributions:
Distributions from net investment income	—	(0.44)	—	(0.09)	(0.17)	(0.09)
Return of capital	—	—	—	(0.01)	—	—
Total Distributions	—	(0.44)	—	(0.10)	(0.17)	(0.09)
Net Asset Value, end of period/year	$56.00	$66.09	$55.57	$39.92	$36.03	$31.38
Total Return	-15.27%[2]	19.76%	39.20%	11.17%	15.41%	23.16%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$142,806	$191,673	$127,802	$73,847	$61,243	$23,538
Expenses to Average Net Assets	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets	-0.38%[3]	-0.02%	-0.12%	-0.12%	0.12%	0.07%
Portfolio Turnover Rate	13%[2]	21%	19%	24%	11%	19%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

BlueStar Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology IndexTM (BIGITechTM” or the “Index”). The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

15

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2022:

16

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

BlueStar Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$141,714,301	$—	$—	$141,714,301
Short-Term Investments	356,072	—	—	356,702
Investments Purchased with Securities Lending Collateral*	—	—	—	20,117,427
Total Investments in Securities	$142,070,373	$—	$—	$162,187,800

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

17

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the BlueStar Israel Technology ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

18

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor to the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

19

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The Advisor has entered into an Agreement with BlueStar Global Investors LLC (“BlueStar”), under which BlueStar agrees to sublicense the use of the Underlying Index from BlueStar Indexes for use by the Advisor and the Fund. BlueStar also provides marketing support for the Fund, including distributing marketing materials related to the Fund. BlueStar does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, BlueStar is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2022, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2022:

	Purchases	Sales
BlueStar Israel Technology ETF	$21,841,858	$24,738,255

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2022:

	Purchases In-	Sales In-
	Kind	Kind
BlueStar Israel Technology ETF	$30,165,760	$48,043,471

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2022.

20

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which the Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

	Values of Securities	Fund Collateral
Fund	on Loan	Received*
BlueStar Israel Technology ETF	$19,424,874	$20,117,427

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
BlueStar Israel Technology ETF	$190,434,738	$45,823,728	$(18,480,511)	$27,343,217

21

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-Term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	(Loss)	Gain
BlueStar Israel
Technology ETF	$—	$—	$—	$(5,717,034)	$21,626,183

As of September 30, 2021, the Fund had accumulated capital loss carryovers of:

	Capital	Capital
	Loss	Loss
	Carryover	Carryover
	ST	LT	Expires
BlueStar Israel Technology ETF	$(4,365,558)	$(1,351,476)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2021.

Later Year
	Ordinary Loss	Post-October Loss
BlueStar Israel Technology ETF	None	None

The tax character of distributions paid by the Fund during the fiscal periods ended March 31, 2022 and September 30, 2021 are as follows:

	Period Ended March 31, 2022		Year Ended September 30, 2021
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
BlueStar Israel Technology ETF	$—	$—	$993,321	$117,179

NOTE 9 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

22

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

With respect to Note 9 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

23

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of BlueStar Israel Technology ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process and compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

24

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the performance of the Fund over various time periods ending December 31, 2021, including the one-year, three-year, five-year and since inception periods. The Board also considered the Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board additionally reviewed the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Fund not incurred by its underlying index. The Board considered other factors that contributed to the Fund’s tracking error, including cash drag and the process of rebalancing the Fund’s portfolio. The Board noted management’s representations that the Fund’s performance in tracking its underlying index was within the range of expectations. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for the Fund was higher than the average and median expense ratios for its peer group. The Trustees also considered the total expense ratios of other ETFs that they considered to be comparable, based on the investment objectives and strategies of the ETFs. The Board took into consideration management’s discussion of the fees, including the research involved in the construction of the underlying index.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

25

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information with respect to the Fund and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to partners involved with the Fund. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Fund were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

26

BlueStar Israel Technology ETF

EXPENSE EXAMPLE

Period Ended March 31, 2022 (Unaudited)

As a shareholder of BlueStar Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar Israel Technology ETF

				Annualized
				Expense
				Ratio
				During
	Beginning	Ending	Expenses	Period
	Account	Account	Paid	October 1,
	Value	Value	During	2021 to
	October 1,	March 31,	the	March 31,
	2021	2022	Period^	2022
Actual	$1,000.00	$847.30	$3.45	0.75%
Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2021 to March 31, 2022).

27

BlueStar Israel Technology ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Period Ended March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the BlueStar Israel Technology ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2021, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

28

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Bluestar Israel Technology ETF	41.70%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
Bluestar Israel Technology ETF	12.20%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund were as follows:

Fund Name	Short-Term Capital Gain
Bluestar Israel Technology ETF	0.00%

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
	Gross		Gross
	Foreign	Foreign	Foreign	Foreign	Shares
	Source	Taxes	Source	Taxes	Outstanding
Fund	Income	Passthrough	Income	Passthrough	at 9/30/21
BlueStar Israel Technology ETF	905,107	128,882	0.31210579	0.04444216	2,900,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

29

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.iteqetf.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website www.iteqetf.com daily

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

30

BlueStar Israel Technology ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

31

BlueStar Israel Technology ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

32

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2022

(Unaudited)

Wedbush ETFMG Video Game Tech ETF

Wedbush ETFMG Global Cloud Technology ETF

The funds are series of ETF Managers Trust.

Wedbush ETFMG TM ETF

March 31, 2022 ((Unaudited)

Wedbush ETFMG TM ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2021 to March 31, 2022

Performance Overview

During the 6-month period ended March 31, 2022, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 6.94%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 2.81%. Below is a performance overview for each fund for the same 6-month period.

Wedbush ETFMG Global Cloud Technology ETF (IVES)*

The Wedbush ETFMG Global Cloud Technology ETF (“IVES”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dan Ives Global Cloud Technology Prime Index (the “Index”).

Over the period, the total return for IVES was -21.63%, while the total return for the Index was -21.35%. The best performers in IVES, on the basis of contribution to return, were Pure Storage Inc - Class A, Citrix Systems Inc, Cloudflare Inc - Class A, Cyrusone Inc and Switch Inc - A. while the worst performers were Sinch Ab, Kingsoft Cloud Holdings-Adr, Elastic Nv, Coupa Software Inc and Chinasoft International Ltd.

At the end of the reporting period, IVES saw an allocation of 96.38% to Information Technology, 2.75% to Real Estate and 0.15% to Communication Services. The portfolio securities of IVES were exposed predominately to the United Sates at 54.45%, 10.56% to Japan and 9.11% to Canada.

Wedbush ETFMG Video Game Tech ETF (GAMR)**

The Wedbush ETFMG Video Game Tech ETF (“GAMR”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EEFund Video Game Tech Index (the “Index”).

Over the period, the total return for GAMR was -6.62%, while the total return for the Index was -6.36%. The best performers in GAMR, on the basis of contribution to return, were Wemade Co Ltd, Gree Inc, Razer Inc, Nexon Co Ltd and Zynga Inc - Cl A. while the worst performers were Skillz Inc, Stillfront Group Ab, Bilibili Inc-Sponsored Adr, Krafton Inc and Sciplay Corp-Class A.

At the end of the reporting period, GAMR saw an allocation of 74.2% to Communication Services, 19.36% to Information Technology and 5.21% to Consumer Discretionary. The portfolio securities of GAMR were exposed predominately to the United States at 30.94%, 18.28% to Korea and 16.58% to Japan.

You can find further details about IVES* and GAMR** by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III

Chairman of the Board

2

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Growth of $10,000 (Unaudited)

Average Annual Returns	1 Year	5 Year	Since Inception	Value of $10,000
Period Ended March 31, 2022	Return	Return	(3/8/2016)	(3/31/2022)
Wedbush ETFMG Global Cloud Technology ETF (NAV)	-15.60%	8.33%	8.93%	$16,795
Wedbush ETFMG Global Cloud Technology ETF (Market)	-15.64%	8.37%	8.99%	$16,853
S&P 500 Index	15.65%	15.99%	16.79%	$25,629
Dan Ives Global Cloud Technology Prime Index*	-15.11%	8.38%	8.82%	$16,699

* On April 7, 2020, the Fund’s investment objective and principal investment strategy were substantially revised; therefore, the performance and average annual total returns shown for periods prior to April 7, 2020 is likely to have differed had the Fund’s current investment strategy been in effect during those periods. The Fund’s prior investment objective sought to provide investment results that corresponded to the performance of the Reality Shares Drone Index. The Fund began tracking the Dan Ives Global Cloud Technology Prime Index on April 7, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

		% of Total

	Security	Investments
1	ETFMG Sit Ultra Short ETF**	5.30%
2	Elastic NV	3.81%
3	Open Text Corp.	3.39%
4	Nice, Ltd.	3.35%
5	GDS Holdings, Ltd. - ADR	3.22%
6	Itochu Techno-Solutions Corp.	3.21%
7	MongoDB, Inc.	3.11%
8	Sinch AB	2.85%
9	SCSK Corp.	2.80%
10	Cloudflare, Inc. - Class A	2.64%

  Top Ten Holdings 33.68% of Total Investments

  * Current Fund holdings may not be indicative of future Fund holdings.

  ** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

4

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Growth of $10,000 (Unaudited)

			Since	Value of
Average Annual Returns	1 Year	5 Year	Inception	$10,000
Period Ended March 31, 2022	Return	Return	(3/8/2016)	(3/31/2022)
Wedbush ETFMG Video Game Tech ETF (NAV)	-18.71%	19.23%	21.98%	$33,361
Wedbush ETFMG Video Game Tech ETF (Market)	-19.95%	18.98%	21.83%	$33,112
S&P 500 Index	15.65%	15.99%	16.79%	$25,629
EEFund Video Game Tech Index	-18.57%	19.64%	22.33%	$33,947

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

5

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Top Ten Holdings as of March 31, 2022 (Unaudited)*

		% of Total
	Security	Investments
1	ETFMG Sit Ultra Short ETF**	3.83%
2	GameStop Corp. - Class A	2.38%
3	Embracer Group AB	1.99%
4	Keyword Studios PLC	1.97%
5	CD Projekt SA	1.86%
6	Skillz, Inc.	1.85%
7	Konami Holdings Corp.	1.83%
8	Gree, Inc.	1.82%
9	Razer, Inc.	1.81%
10	Netmarble Corp.	1.80%

  Top Ten Holdings 21.14% of Total Investments

  * Current Fund holdings may not be indicative of future Fund holdings.

  ** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

6

Wedbush ETFMG TM ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

IVES

The Wedbush ETFMG Global Cloud Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime Index (the “Index”).

Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Wedbush Securities, Prime Indexes, or Level ETF Ventures.

7

GAMR

The Wedbush ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index™ (the “Index”).

Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index™. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Wedbush Securities, Prime Indexes, or Level ETF Ventures.

8

Wedbush ETFMG TM ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2022 (Unaudited)

	Wedbush
	ETFMG Global	Wedbush
	Cloud	ETFMG Video
	Technology ETF	Game Tech ETF
As a percent of Net Assets:
Australia	4.1%	—%
Canada	5.2	0.3
Cayman Islands	9.1	10.6
France	—	2.8
Germany	1.7	0.4
Israel	4.7	0.4
Italy	0.6	0.3
Japan	10.6	16.4
Malta	—	0.3
Netherlands	4.8	—
Norway	—	0.6
Poland	—	2.5
Republic of Korea	0.2	18.2
Singapore	2.7	—
Sweden	3.6	8.1
Switzerland	—	0.4
Taiwan, Province of China	—	6.4
United Kingdom	2.2	2.9
United States	49.7	29.0
Exchange Traded Funds	6.7	4.4
Short-Term and other Net Assets (Liabilities)	(5.9)	(4.0)
	100.0%	100.0%

9

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.1%
IT Services - 4.1% (d)
Data#3, Ltd.	36,948	$163,125
Megaport, Ltd. (a)	37,564	390,999
NEXTDC, Ltd. (a)	109,149	952,346
Total IT Services		1,506,470

Canada - 5.2%
Electronic Equipment, Instruments & Components – 0.9%
Softchoice Corp.	14,317	323,640
Software - 4.3% (d)
Open Text Corp.	36,985	1,568,272
Total Canada		1,891,912

Cayman Islands - 9.1%
IT Services - 8.9% (d)
Chinasoft International, Ltd.	741,708	614,516
Chindata Group Holdings, Ltd. - ADR (a)	87,577	553,487
GDS Holdings, Ltd. - ADR (a)(b)	37,960	1,489,931
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)	57,949	351,750
Vnet Group, Inc. - ADR (a)(b)	40,095	233,754
Total IT Services		3,243,438
Software - 0.2% (d)
Cloopen Group Holding, Ltd. - ADR (a)(b)	39,414	67,792
Total Cayman Islands		3,311,230

Germany - 1.7%
Software - 1.7% (d)
Software AG	17,838	616,077

Israel - 4.7%
Software - 4.7% (d)
Jfrog, Ltd. (a)	6,345	170,998
Nice, Ltd. (a)	7,066	1,551,991
Total Software		1,722,989

Italy - 0.6%
Software - 0.6% (d)
Digital Value SpA (a)	2,403	233,933

The accompanying notes are an integral part of these financial statements.

10

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Japan - 10.6%
IT Services - 10.2% (d)
Hennge KK (a)	7,801	$61,003
Itochu Techno-Solutions Corp.	57,616	1,486,071
NS Solutions Corp.	21,966	663,996
SCSK Corp.	75,031	1,294,892
TechMatrix Corp.	10,687	187,685
Total IT Services		3,693,647
Software - 0.4% (d)
Cybozu, Inc.	12,665	145,126
Total Japan		3,838,773

Netherlands - 4.8%
Software - 4.8% (d)
Elastic NV (a)	19,801	1,761,298

Republic of Korea - 0.2%
Diversified Telecommunication Services - 0.2%
KINX, Inc.	1,172	53,183

Singapore - 2.7%
Real Estate Investment Trusts (REITs) - 2.7%
Digital Core REIT Management Pte, Ltd. (a)	264,700	293,817
Keppel DC REIT	418,492	703,997
Total Real Estate Investment Trusts (REITs)		997,814

Sweden - 3.6%
Software - 3.6% (d)
Sinch AB (a)	192,456	1,319,420

United Kingdom - 2.2%
Software - 2.2% (d)
Bytes Technology Group PLC	57,694	377,280
Micro Focus International PLC	80,560	428,283
Total Software		805,563

United States - 49.7%
Communications Equipment - 0.1%
Inseego Corp. (a)(b)	6,866	27,807
IT Services - 12.1% (d)
Backblaze, Inc. - Class A (a)	1,974	21,063
Cloudflare, Inc. - Class A (a)(b)	10,204	1,221,419
DigitalOcean Holdings, Inc. (a)(b)	7,011	405,586
Fastly, Inc. - Class A (a)(b)	7,838	136,224
Grid Dynamics Holdings, Inc. (a)	4,251	59,854
Kyndryl Holdings, Inc. (a)	14,603	191,591
Limelight Networks, Inc. (a)(b)	8,803	45,952
MongoDB, Inc. (a)(b)	3,243	1,438,562

The accompanying notes are an integral part of these financial statements.

11

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Rackspace Technology, Inc. (a)(b)	13,684	$152,713
SolarWinds Corp. (b)	10,455	139,156
Switch, Inc. - Class A	15,909	490,315
Unisys Corp. (a)	4,380	94,652
Total IT Services		4,397,087
Software - 32.3% (d)
8x8, Inc. (a)(b)	7,710	97,069
Alteryx, Inc. - Class A (a)(b)	4,407	315,233
Anaplan, Inc. (a)	9,524	619,536
Appfolio, Inc. - Class A (a)	2,270	256,987
Appian Corp. (a)	4,706	286,219
Blackbaud, Inc. (a)(b)	3,386	202,720
Box, Inc. - Class A (a)	9,662	280,778
Citrix Systems, Inc.	8,180	825,362
CommVault Systems, Inc. (a)(b)	2,903	192,614
Coupa Software, Inc. (a)(b)	4,866	494,532
Datadog, Inc. - Class A (a)	7,148	1,082,708
Datto Holding Corp. (a)(b)	10,685	285,503
Domo, Inc. - Class B (a)	2,125	107,461
Dropbox, Inc. - Class A (a)	24,866	578,135
Everbridge, Inc. (a)(b)	2,569	112,111
Gitlab, Inc. - Class A (a)(b)	9,434	513,681
HashiCorp., Inc. - Class A (a)	11,655	629,370
Informatica, Inc. - Class A (a)(b)	17,833	352,023
Intapp, Inc. (a)	4,002	96,088
Jamf Holding Corp. (a)(b)	7,791	271,205
MicroStrategy, Inc. - Class A (a)(b)	735	357,445
N-able, Inc. (a)(b)	11,661	106,115
nCino, Inc. (a)(b)	7,135	292,392
New Relic, Inc. (a)(b)	4,312	288,387
Nutanix, Inc. - Class A (a)	14,134	379,074
PagerDuty, Inc. (a)	5,602	191,532
Samsara, Inc. - Class A (a)(b)	32,600	522,252
Smartsheet, Inc. - Class A (a)	8,207	449,579
Sumo Logic, Inc. (a)(b)	7,298	85,168
Teradata Corp. (a)	6,913	340,742
Zendesk, Inc. (a)	7,940	955,103
Zeta Global Holdings Corp. - Class A (a)(b)	12,979	165,482
Total Software		11,732,606
Technology Hardware, Storage & Peripherals - 5.2%
NetApp, Inc. (b)	13,140	1,090,620
Pure Storage, Inc. - Class A (a)	18,891	667,041
Super Micro Computer, Inc. (a)	3,360	127,915
Total Technology Hardware, Storage & Peripherals		1,885,576
Total United States		18,043,076
TOTAL COMMON STOCKS (Cost $35,406,362)		36,101,738

The accompanying notes are an integral part of these financial statements.

12

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 26.9%
ETFMG Sit Ultra Short ETF (e)	50,000	$2,453,230
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	7,324,007	7,324,007
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $9,811,957)		9,777,237

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 0.18% (c)	402,007	402,007
TOTAL SHORT-TERM INVESTMENTS (Cost $402,007)		402,007

Total Investments (Cost $45,620,326) - 127.2%		46,280,982
Liabilities in Excess of Other Assets - (27.2)%		(9,900,535)
TOTAL NET ASSETS - 100.0%		$36,380,447

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022, the Fund had a significant portion of its assets invested in the Software & IT Services Industries.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

13

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Canada - 0.3%
Interactive Media & Services - 0.3%
Enthusiast Gaming Holdings, Inc. (a)	99,410	$240,146

Cayman Islands - 10.6%
Electronic Equipment, Instruments & Components -0.4%
VSTECS Holdings, Ltd.	336,881	317,386
Entertainment - 6.7% (d)
Archosaur Games, Inc. (f)	257,646	267,076
Bilibili, Inc. - ADR (a)(b)	58,516	1,496,839
CMGE Technology Group, Ltd.	743,597	216,435
DouYu International Holdings, Ltd. - ADR (a)	134,337	279,421
HUYA, Inc. - ADR (a)(b)	73,234	327,356
iDreamSky Technology Holdings, Ltd. (a)(f)	393,504	225,554
IGG, Inc.	463,306	221,205
Kingsoft Corp., Ltd.	109,829	356,128
NetDragon Websoft Holdings, Ltd.	429,597	899,415
NetEase, Inc. - ADR	6,149	551,504
Sea, Ltd. - ADR (a)	3,141	376,260
XD, Inc. (a)	116,960	362,826
Total Entertainment		5,580,019
Interactive Media & Services - 1.5%
Hello Group, Inc. - ADR	40,571	234,500
JOYY, Inc. - ADR (b)	7,883	289,543
Sohu.com, Ltd. - ADR (a)(b)	15,155	254,907
Tencent Holdings, Ltd.	9,931	474,408
Total Interactive Media & Services		1,253,358
Technology Hardware, Storage & Peripherals - 2.0%
Razer, Inc. (a)(f)	5,338,606	1,744,708
Total Cayman Islands		8,895,471

France - 2.8%
Entertainment - 2.1% (d)
Focus Home Interactive SA (a)	5,759	263,119
Ubisoft Entertainment SA (a)	33,288	1,471,161
Total Entertainment		1,734,280
Media - 0.7%
Vivendi SE	43,577	570,774
Total France		2,305,054

Germany - 0.4%
Health Care Equipment & Supplies - 0.4%
Carl Zeiss Meditec AG	2,237	363,656

The accompanying notes are an integral part of these financial statements.

14

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Israel - 0.4%
Software - 0.4%
ironSource, Ltd. - Class A (a)	65,966	$316,637

Italy - 0.3%
Entertainment - 0.3% (d)
Digital Bros SpA	10,202	291,631

Japan - 16.4%
Entertainment - 11.9% (d)
Akatsuki, Inc.	10,899	260,165
Capcom Co., Ltd.	67,684	1,650,124
COLOPL, Inc.	48,152	251,954
DeNa Co., Ltd.	22,296	340,649
GungHo Online Entertainment, Inc.	15,977	341,746
Koei Tecmo Holdings Co., Ltd.	10,078	332,374
Konami Holdings Corp.	27,560	1,754,477
Marvelous, Inc.	42,928	254,592
Nexon Co., Ltd.	69,617	1,676,664
Nintendo Co., Ltd.	3,163	1,602,285
Square Enix Holdings Co., Ltd.	34,001	1,516,555
Total Entertainment		9,981,585
Household Durables - 0.6%
Sony Group Corp. - ADR (a)	5,227	536,865
Interactive Media & Services - 2.4%
Gree, Inc.	196,120	1,751,128
Mixi, Inc.	17,905	324,008
Total Interactive Media & Services		2,075,136
Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	4,516	344,691
Furyu Corp.	29,967	272,248
Sega Sammy Holdings, Inc.	19,573	339,722
Total Leisure Products		956,661
Media - 0.4%
CyberAgent, Inc.	27,831	348,859
Total Japan		13,899,106

Malta - 0.3%
Entertainment - 0.3% (d)
Media & Games Invest SE (a)(b)	69,621	258,783

Norway - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nordic Semiconductor ASA (a)	20,140	519,751

The accompanying notes are an integral part of these financial statements.

15

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Poland - 2.5%
Entertainment - 2.5% (d)
CD Projekt SA	43,278	$1,789,520
TEN Square Games SA	5,524	257,942
Total Entertainment		2,047,462

Republic of Korea - 18.2%
Entertainment - 17.5% (d)
Com2uS Corp.	16,935	1,549,517
Com2uS Holdings Corp. (a)	2,303	237,131
Gravity Co., Ltd. - ADR (a)	5,606	283,776
JoyCity Corp. (a)	35,048	232,198
Kakao Games Corp. (a)	25,964	1,677,308
Krafton, Inc. (a)	6,576	1,494,730
Nat Games Co., Ltd. (a)	14,096	292,492
NCSoft Corp.	4,272	1,647,754
Neowiz (a)	12,391	254,557
Netmarble Corp. (f)	18,783	1,727,903
NHN Corp. (a)	52,836	1,606,375
Pearl Abyss Corp. (a)	19,319	1,585,942
Webzen, Inc. (a)	13,394	271,847
WeMade Entertainment Co., Ltd.	18,074	1,543,384
Wysiwyg Studios Co., Ltd. (a)	10,716	337,293
Total Entertainment		14,742,207
Hotels, Restaurants & Leisure - 0.3%
DoubleUGames Co., Ltd.	6,354	270,506
Interactive Media & Services - 0.4%
AfreecaTV Co., Ltd.	2,764	337,504
Total Republic of Korea		15,350,217

Sweden - 8.1%
Electronic Equipment, Instruments & Components - 0.3%
Thunderful Group AB (a)	60,058	268,915
Entertainment - 6.5% (d)
Embracer Group AB (a)	227,107	1,917,356
Enad Global 7 AB (a)(b)	93,257	212,750
Modern Times Group MTG - Class B (a)	28,855	422,587
Paradox Interactive AB	61,206	1,169,778
Stillfront Group AB (a)	564,853	1,608,819
Total Entertainment		5,331,290
Hotels, Restaurants & Leisure - 0.4%
LeoVegas AB (f)	83,063	334,817
Media - 0.5%
Nordic Entertainment Group AB - Class B (a)	10,519	428,708
Technology Hardware, Storage & Peripherals - 0.4%
Tobii AB (a)	91,650	305,682
Total Sweden		6,669,412

The accompanying notes are an integral part of these financial statements.

16

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Switzerland - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA (b)	4,574	$337,470

Taiwan, Province of China - 6.4%
Entertainment - 2.6% (d)
Gamania Digital Entertainment Co., Ltd.	117,863	281,375
International Games System Co., Ltd.	63,941	1,709,467
Soft-World International Corp.	78,616	250,515
Total Entertainment		2,241,357
Technology Hardware, Storage & Peripherals - 3.8%
Acer, Inc.	515,331	538,686
ASROCK, Inc.	40,534	304,166
Asustek Computer, Inc.	39,328	512,679
HTC Corp. (a)	228,511	472,152
Micro-Star International Co., Ltd.	290,789	1,319,392
Total Technology Hardware, Storage & Peripherals		3,147,075
Total Taiwan, Province of China		5,388,432

United Kingdom - 2.9%
Entertainment - 0.6% (d)
Frontier Developments PLC (a)	16,023	262,686
Team17 Group PLC (a)	41,295	289,679
Total Entertainment		552,365
IT Services - 2.3%
Keywords Studios PLC	55,008	1,893,239
Total United Kingdom		2,445,604

United States - 29.0%
Entertainment - 15.7% (d)
Activision Blizzard, Inc.	19,946	1,597,874
Electronic Arts, Inc. (b)	12,716	1,608,701
Playtika Holding Corp. (a)	87,632	1,693,927
ROBLOX Corp. - Class A (a)(b)	34,732	1,606,008
Sciplay Corp. - Class A (a)	125,624	1,623,062
Skillz, Inc. (a)(b)	593,225	1,779,675
Take-Two Interactive Software, Inc. (a)(b)	10,275	1,579,679
Zynga, Inc. - Class A (a)	177,854	1,643,371
Total Entertainment		13,132,297
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class C (a)(b)	199	555,805
Meta Platforms, Inc. - Class A (a)	2,524	561,237
Total Interactive Media & Services		1,117,042
Real Estate Management & Development - 0.3%
eXp World Holdings, Inc.	13,821	292,591

The accompanying notes are an integral part of these financial statements.

17

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	4,752	$519,584
Intel Corp.	11,102	550,215
NVIDIA Corp.	2,244	612,297
Qualcomm, Inc.	3,218	491,775
Total Semiconductors & Semiconductor Equipment		2,173,871
Software - 3.4%
AppLovin Corp. - Class A (a)	6,269	345,234
Microsoft Corp.	1,798	554,341
PTC, Inc. (a)(b)	3,171	341,580
Unity Software, Inc. (a)	16,662	1,653,037
Total Software		2,894,192
Specialty Retail - 2.8%
GameStop Corp. - Class A (a)(b)	13,728	2,286,811
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc. (b)	3,201	558,927
Corsair Gaming, Inc. (a)(b)	69,618	1,473,117
Turtle Beach Corp. (a)	13,440	286,138
Total Technology Hardware, Storage & Peripherals		2,318,182
Total United States		24,214,986

Virgin Islands (UK) - 0.0%
Interactive Media & Services - 0.0%
VK Co., Ltd. - ADR (a)(g)	21,975	—
TOTAL COMMON STOCKS (Cost $94,738,400)		83,543,818

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.7%
ETFMG Sit Ultra Short ETF (e)	75,000	3,679,845
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	8,697,539	8,697,539
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $12,445,387)		12,377,384

The accompanying notes are an integral part of these financial statements.

18

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.18% (c)	209,476	$209,476
TOTAL SHORT-TERM INVESTMENTS (Cost $209,476)		209,476

Total Investments (Cost $107,393,263) - 114.5%		96,130,678
Liabilities in Excess of Other Assets - (14.5)%		(12,206,166)
TOTAL NET ASSETS - 100.0%		$83,924,512

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022, the Fund had a significant portion of its assets in the Entertainment Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At March 31, 2022, the market value of these securities total $4,300,058, which represents 5.1% of total net assets.
(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

19

Wedbush ETFMG TM ETF

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$43,827,752	$92,450,833
Investments in affiliated securities, at value*	2,453,230	3,679,845
Total Investments in securities, at value	46,280,982	96,130,678
Receivables:		—
Dividends and interest receivable	68,162	279,563
Securities lending income receivable	2,464	12,191
Total Assets	46,351,608	96,422,432

LIABILITIES
Collateral received for securities loaned (Note 7)	9,811,957	12,445,387
Foreign currency payable to custodian, at value	11	16
Payables:
Payable for investments purchased	138,193	—
Management fees payable	21,000	52,517
Total Liabilities	9,971,161	12,497,920
Net Assets	$36,380,447	$83,924,512

NET ASSETS CONSIST OF:
Paid-in Capital	$41,803,754	$117,760,090
Total Distributable Earnings (Accumulated Losses)	(5,423,307)	(33,835,578)
Net Assets	$36,380,447	$83,924,512

*Identified Cost:

Investments in unaffiliated securities	$43,132,376	$103,645,415
Investments in affiliated securities	2,487,950	3,747,848
Foreign currency	4	13
Shares Outstanding^	900,000	1,100,000
Net Asset Value, Offering and Redemption Price per Share	$40.42	$76.30

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

20

Wedbush ETFMG TM ETF

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2022 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax and issuance fees of $13,856 and $30,753, respectively)	$109,386	$292,143
Interest	83	97
Securities lending income	12,545	70,288
Total Investment Income	122,014	362,528

Expenses:
Management fees	155,184	363,459
Interest fees	—	87
Total Expenses	155,184	363,546
Net Investment Loss	(33,170)	(1,018)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(874,706)	(3,164,915)
In-Kind redemptions	5,108,706	1,173,811
Foreign currency and foreign currency translation	(4,030)	(113,395)
Net Realized Gain (Loss) on Investments	4,229,970	(2,104,499)
Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated Investments	(15,160,291)	(3,216,076)
Affiliated Investments	(34,520)	(51,780)
Foreign currency and foreign currency translation	(653)	(247)
Net Change in Unrealized Appreciation/Depreciation of Investments	(15,195,464)	(3,268,103)
Net Realized and Unrealized Loss on Investments	(10,965,494)	(5,372,602)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(10,998,664)	$(5,373,620)

The accompanying notes are an integral part of these financial statements.

21

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment loss	$(33,170)	$(61,969)
Net realized gain on investments and In-Kind Redemptions	4,229,970	6,795,041
Net change in unrealized appreciation/depreciation of investments and foreign currency and foreign currency translation	(15,195,464)	3,808,116
Net increase (decrease) in net assets resulting from operations	(10,998,664)	10,541,188

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—	(138,689)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in
outstanding shares	(6,776,125)	(2,762,775)
Transaction Fees (See Note 1)	21	—
Net decrease in net assets from capital share transactions	(6,776,104)	(2,762,775)
Total increase (decrease) in net assets	(17,774,768)	7,639,724

NET ASSETS
Beginning of Period	54,155,215	46,515,491
End of Period	$36,380,447	$54,155,215

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$6,614,280	250,000	$13,029,895
Transaction Fees (See Note 1)	—	21	—	—
Shares Redeemed	(300,000)	(13,390,405)	(300,000)	(15,792,670)
Net Transactions in Fund Shares	(150,000)	$(6,776,104)	(50,000)	$(2,762,775)
Beginning Shares	1,050,000		1,100,000
Ending Shares	900,000		1,050,000

The accompanying notes are an integral part of these financial statements.

22

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income (loss)	$(1,018)	$952,021
Net realized gain (loss) on investments and In-Kind Redemptions	(2,104,499)	72,924,518
Net change in unrealized appreciation/depreciation of investments and foreign currency and foreign currency translation	(3,268,103)	(35,254,072)
Net increase (decrease) in net assets resulting from operations	(5,373,620)	38,622,467

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(2,457,762)	(1,207,000)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(8,679,060)	(58,836,885)
Transaction Fees (See Note 1)	7,612	150,154
Net decrease in net assets from capital share transactions	(8,671,448)	(58,686,731)
Total decrease in net assets	(16,502,830)	(21,271,264)
NET ASSETS
Beginning of Period	100,427,342	121,698,606
End of Period	$83,924,512	$100,427,342

Summary of share transactions is as follows:

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$4,398,985	1,800,000	$164,928,820
Transaction Fees (See Note 1)	—	7,612	—	150,154
Shares Redeemed	(150,000)	(13,078,045)	(2,400,000)	(223,765,705)
Net Transactions in Fund Shares	(100,000)	$(8,671,448)	(600,000)	$(58,686,731)
Beginning Shares	1,200,000		1,800,000
Ending Shares	1,100,000		1,200,000

The accompanying notes are an integral part of these financial statements.

23

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period/Year	$51.58	$42.29	$35.92	$39.05	$36.14	$26.75
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	(0.03)	(0.03)	0.26	0.28	0.15	0.27
Net realized and unrealized gain (loss) on investments	(11.13)	9.45	6.34	(3.11)	3.08	9.26
Total from investment operations	(11.16)	9.42	6.60	(2.83)	3.23	9.53
Less Distributions:
Distributions from net investment income	—	(0.13)	(0.23)	(0.30)	(0.13)	(0.04)
Net realized gains	—	—	—	—	(0.19)	(0.10)
Total distributions	—	(0.13)	(0.23)	(0.30)	(0.32)	(0.14)
Net asset value, end of period/year	$40.42	$51.58	$42.29	$35.92	$39.05	$36.14
Total Return	-21.63%[2]	22.28%[3]	18.58%	-7.23%	9.03%	36.39%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$36,380	$54,155	$46,515	$37,720	$50,771	$37,948
Expenses to Average Net Assets before legal expense	0.68%[3]	0.68%	0.71%[4]	0.75%	0.75%	0.75%
Gross Expenses to Average Net Assets	0.68%[3]	0.68%	0.71%[4]	0.75%	0.75%	0.79%[5]
Net Investment Income (Loss) to Average Net Assets	-0.15%[3]	-0.06%	0.70%	0.83%	0.42%	0.87%
Portfolio Turnover Rate	17%[2]	14%	104%	38%	42%	21%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective April 7, 2020, the Fund’s expense ratio was reduced to 0.68%.
[5]	The ratio of expenses to average net assets includes legal expense.

The accompanying notes are an integral part of these financial statements.

24

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period/Year	$83.69		$67.61	$41.50	$47.49	44.37	$32.90
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	(0.00)[5]		0.74	0.25	0.52	0.74	0.33
Net realized and unrealized gain (loss) on investments	(5.25)		15.96	26.26	(5.87)	2.98	11.71
Total from investment operations	(5.25)		16.70	26.51	(5.35)	3.72	12.04
Less Distributions:
Distributions from net investment income	(2.14)		(0.72)	(0.41)	(0.65)	(0.59)	(0.18)
Net realized gains	—		—	—	—	(0.03)	(0.39)
Total distributions	(2.14)		(0.72)	(0.41)	(0.65)	(0.62)	(0.57)

Capital Share Transactions:
Transaction fees added to paid-in capital	0.00	[5]	0.10	0.01	0.01	0.02	—
Net asset at end of period/year	$76.30		$83.69	$67.61	$41.50	47.49	$44.37
Total Return	-6.62%[2]		24.91%	64.12%	-11.26%	8.38%	37.67%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$83,925		$100,427	$121,699	$83,000	$130,609	$39,934

Expenses to Average Net Assets before legal expense	0.75%[3]		0.75%	0.75%	0.75%	0.75%	0.75%
Gross Expenses to Average Net Assets	0.75%[3]		0.75%	0.75%	0.75%	0.75%	0.82%[4]
Net Investment Income (Loss) to Average Net Assets	(0.00	)%3 5	0.87%	0.51%	1.22%	1.48%	0.86%
Portfolio Turnover Rate	26%[2]		89%	53%	38%	42%	49%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of expenses to average net assets includes legal expense.
[5]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

25

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Wedbush ETFMG Global Cloud Technology ETF (“IVES”) and Wedbush ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund”, or collectively the “Funds”) are a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Wedbush ETFMG Global Cloud Technology ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime Index (the “Index”). The Index is designed to include the securities of companies across the globe that are: i) engaged in providing infrastructure, equipment, connectivity, data back-up and storage services, and data center management for enterprise-based software applications, or ii) engaged in providing cloud-based software platforms that enable businesses to move data and software applications onto the cloud - cloud-enabling Software as a Service (SaaS) technologies. These companies are known collectively as “Cloud Technology Companies.” The Cloud Technology Companies will have a minimum market capitalization of $200 million and a maximum market capitalization of $10 billion.

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
Wedbush ETFMG Global Cloud Technology ETF	4/7/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime™ Index NTR.
Wedbush ETFMG Video Game Tech ETF	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

26

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the SEC. For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2022, the Wedbush Video Game Tech ETF held one security that was fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
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NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

Wedbush ETFMG Global Cloud Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,101,738	$—	$—	$36,101,738
Short Term Investments	402,007	—	—	402,007
ETFMG Sit Ultra Short ETF**	2,453,230	—	—	2,453,230
Investments Purchased with Securities Lending Collateral*	—	—	—	7,324,007
Total Investments in Securities	$38,956,975	$—	$—	$46,280,982

Wedbush ETFMG Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,543,818	$—	$—	$83,543,818
Short Term Investments	209,476	—	—	209,476
ETFMG Sit Ultra Short ETF**	3,679,845	—	—	3,679,845
Investments Purchased with Securities Lending Collateral*	—	—	—	8,697,539
Total Investments in Securities	$87,433,139	$—	$—	$96,130,678

^       See Schedule of Investments for classifications by country and industry

*      Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

** Investment was purchased with collateral.

B.	Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

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Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds have analyzed their tax position and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Funds on a quarterly basis. Net realized gains on securities of the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.
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NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in Wedbush ETFMG Global Cloud Technology ETF and the Wedbush ETFMG Video Game Tech ETF may involve certain risks, as discussed in each Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Funds’ or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A wide spread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

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Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).

Wedbush Securities, Inc. (“Wedbush”) has entered into a licensing and marketing support agreement with Exchange Traded Managers Group LLC (“Parent”), the parent company of the Adviser (the “Wedbush Agreement”) . Pursuant to the Wedbush Agreement, Wedbush has agreed to (i) license the name Wedbush for the use of the Adviser; (ii) consult with the Adviser and prepare educational materials, research materials, and updates on regulation of the global video gaming technology and global cloud computing ecosystem; and (iii) provide support in connection with phone calls, appearances, and written content relating to the marketing of IVES and GAMR. Wedbush will also assumes the obligation of the Adviser to pay certain expenses of IVES and GAMR. Although Wedbush has agreed to be responsible for the payment of certain expenses of IVES and GAMR, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Advisory Fees:

Wedbush ETFMG Global Cloud Technology ETF	0.68%
Wedbush ETFMG Video Game Tech ETF	0.75%

The Adviser has entered into an agreement with its affiliate, ETFMG Financial LLC to serve as distributor to the Funds (the “Distributor”) . The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds.

In May, 2020, Wedbush acquired a minority, non-voting, equity interest in Parent. Wedbush is not however, an affiliate of the Funds, the Adviser, the Funds’ distributor or any of their respective affiliates. Wedbush does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, Wedbush is not involved in the maintenance of the Index and does not otherwise act in the capacity of an index provider.

Level ETF Ventures, LLC serves as the index provider for GAMR and IVES.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

Each Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Funds, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2022, the Funds did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the six months ended March 31, 2022:

	Purchases	Sales
Wedbush ETFMG Global Cloud Technology ETF	$7,970,057	$8,810,246
Wedbush ETFMG Video Game Tech ETF	$25,906,552	$30,966,212

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2022:

	Purchases In- Kind	Sales In- Kind
Wedbush ETFMG Global Cloud Technology ETF	$6,542,720	$12,306,513
Wedbush ETFMG Video Game Tech ETF	$3,014,096	$9,187,384

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2022.

NOTE 7 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”) . The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of each Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which a Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

As of March 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Wedbush ETFMG Global Cloud Technology ETF	$9,299,600	$9,811,957
Wedbush ETFMG Video Game Tech ETF	11,541,149	12,445,387

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2021 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Wedbush ETFMG
Global Cloud Technology ETF	$52,150,078	$18,041,841	$(2,509,458)	$15,532,383
Wedbush ETFMG
Video Game Tech ETF	124,904,168	6,296,179	(19,775,368)	(13,479,189)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
Wedbush ETFMG Global
Cloud Technology ETF	$—	$—	$—	$(9,957,026)	$5,575,357
Wedbush ETFMG Video
Game Tech ETF	1,198,325	—	1,198,325	(13,723,332)	(26,004,196)

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Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2021, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
Wedbush ETFMG Global Cloud Technology ETF	$(1,119,912)	$(8,708,611)	Indefinite
Wedbush ETFMG Video Game Tech ETF	(5,283,736)	(8,439,596)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2021.

	Late Year Ordinary Loss	Post- October Capital Loss
Wedbush ETFMG Global Cloud Technology ETF	$(128,503)	$—
Wedbush ETFMG Video Game Tech ETF	—	—

The tax charter of distributions paid during the period ended March 31, 2022, and the year ended September 30, 2021 were as follows:

	Period Ended March 31, 2022		Year Ended September 30, 2021
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
Wedbush ETFMG Global Cloud Technology ETF	$—	$—	$138,689	$—
Wedbush ETFMG Video Game Tech ETF	2,457,762	—	1,207,000	—

NOTE 9 – INVESTMENTS IN AFFILIATES

Wedbush ETFMG Global Cloud Technology ETF

Wedbush ETFMG Global Cloud Technology ETF owned the following company during the period ended March 31, 2022. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in the security were as follows:

Security Name	Value, at September 30, 2021	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value, at March 31, 2022	Ending Shares
ETFMG Sit Ultra Short
ETF	$2,487,750	$—	$—	$—	$(34,520)	$—	$2,453,230	50,000

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Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

Wedbush ETFMG Video Game Tech ETF

Wedbush ETFMG Video Game Tech ETF owned the following company during the period ended March 31, 2022. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2022. Transactions during the period in the security were as follows:

Security Name	Value, at September 30, 2021	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value, at March 31, 2022	Ending Shares
ETFMG Sit Ultra Short
ETF	$3,731,625	$—	$—	$—	$(51,780)	$—	$3,679,845	75,000

NOTE 10 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled[.]”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserts breach of contract, defamation and other tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The NJ Action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

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Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited) (Continued)

With respect to Note 10 – Legal Matters, on May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

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Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28-29, 2022, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of Wedbush ETFMG Global Cloud Technology ETF (formerly, the ETFMG Drone Economy Strategy ETF) (“IVES”) and Wedbush ETFMG Video Game Tech ETF (formerly, the ETFMG Video Game Tech ETF) (“GAMR”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28-29, 2022, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process and compliance programs and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

37

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ending December 31, 2021, including the one-year, three-year, five-year and since inception periods. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board additionally reviewed the performance of each Fund as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board also considered that the underlying index for IVES was changed two years ago. The Board noted management’s representations that the Funds’ performance in tracking their underlying indexes was within the range of expectations. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds was higher than the average and median expense ratios for its respective peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

38

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2022 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board also took into account the significant investments that the Adviser has made in its business to help ensure the continued provision of high-quality services to the Funds, such as the hiring of new trading, legal and compliance personnel, and enhancements to technology and related systems. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

39

Wedbush ETFMG TM ETF

Expense Example

Period Ended March 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period ^	Annualized Expense Ratio During the Period October 1, 2021 to March 31, 2022
Wedbush ETFMG Global Cloud Technology ETF
Actual	1,000.00	783.70	3.02	0.68%
Hypothetical (5% annual)	1,000.00	1,021.54	3.43	0.68%
Wedbush ETFMG Video Game Tech ETF
Actual	1,000.00	933.80	3.62	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2021 to March 31, 2022).

40

Wedbush ETFMG TM ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of Wedbush ETFMG Global Cloud Technology ETF and Wedbush ETFMG Video Game Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2021, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

41

Wedbush ETFMG TM ETF

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Wedbush ETFMG Global Cloud Technology	78.45%
Wedbush ETFMG Video Game Tech ETF	51.29%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Fund Name	Dividends Received Deduction
Wedbush ETFMG Global Cloud Technology	44.52%
Wedbush ETFMG Video Game Tech ETF	5.93%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
Wedbush ETFMG Global Cloud Technology	0.00%
Wedbush ETFMG Video Game Tech ETF	0.00%

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/21
Wedbush ETFMG Video Game Tech ETF	1,800,463	237,492	1.50038583	0.19790967	1,200,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisors with respect to their investments in the Funds.

42

Wedbush ETFMG TM ETF

SUPPLEMENTARY INFORMATION

March 31, 2022 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

43

Wedbush ETFMG TM ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	20	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (Since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

44

Wedbush ETFMG TM ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	20	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	20	None

45

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund
Services 615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title)*  /s/ Samuel Masucci III
                                           Samuel Masucci III, Principal Executive Officer

Date   June 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci III
                                           Samuel Masucci III, Principal Executive Officer

Date   June 1, 2022

By (Signature and Title)*  /s/ John Flanagan
                                           John Flanagan, Principal Financial Officer/Treasurer

Date   June 1, 2022

* Print the name and title of each signing officer under his or her signature.